PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Alabama Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and Alabama income tax* -- through a portfolio concentrated in high-quality, short-term Alabama municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets totaled $167.8 million at the end of the reporting period.

Thank you for relying on Alabama Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 40- to 55-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund on April 30, 1998, was 3.66% compared to 3.25% at the beginning of the reporting period.* The increase in yield was due in large part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.38% taxable yield for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                           SHARES              SHARES
                           VOTED              WITHHELD
                            FOR              AUTHORITY
Thomas G. Bigley        2,720,895,677       119,147,843
John T. Conroy, Jr.     2,721,162,612       118,880,908
Peter E. Madden         2,721,333,249       118,710,271
John E. Murray, Jr.     2,721,558,092       118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the
Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie
P. Smuts

                          PORTFOLIO OF INVESTMENTS
                        ALABAMA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.4%
                     ALABAMA--94.6%
 $         9,995,000 (b)Alabama HFA, Variable Rate Certificates (Series 1997J)       $    9,995,000
                     Weekly VRDNs (Bank of America NT and SA, San Francisco LIQ)
           3,000,000 Alabama State IDA Weekly VRDNs (Columbus Mills Inc.                  3,000,000
                     Project)/(SunTrust Bank, Atlanta LOC)
           1,540,000 Alabama State IDA Weekly VRDNs (Sunshine Homes
                     Inc.)/(Amsouth 1,540,000 Bank N.A., Birmingham LOC)
           7,725,000 Alabama State IDA, IDRB (Series 1994) Weekly VRDNs (Decatur          7,725,000
                     Aluminum Corp.)/(Star Bank, N.A., Cincinnati LOC)
           1,400,000 Alabama State IDA, IDRB Weekly VRDNs (Monarch Tile, Inc.             1,400,000
                     Project)/(Nationsbank of Texas, N.A. LOC)
           3,250,000 Alabama State IDA, IDRB's (Series 1996) Weekly VRDNs (IMI
                     Cash 3,250,000 Valve Project)/(Regions Bank, Alabama LOC)
           3,350,000 Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs             3,350,000
                     (Kappler USA, Inc. Project)/(National Bank of Canada, Montreal
                     LOC)
           4,600,000 Alabama State Public School & College Authority, 4.10% Bonds,        4,610,880
                     12/1/1998
           5,000,000 Alabama State, UT GO Refunding Bonds, 5.70% Bonds, 9/1/1998          5,030,993
           1,570,000 Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood                1,570,000
                     Cabinets)/(Regions Bank, Alabama LOC)
           1,155,000 Auburn University, AL, 6.60% Bonds, 6/1/1998                         1,157,290
           1,060,000 Baldwin County, AL, School Warrants (Series C), 5.10% Bonds          1,061,157
                     (FSA INS), 6/1/1998
           2,000,000 Birmingham, AL IDA Weekly VRDNs (Altec Industries,                   2,000,000
                     Inc.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
           1,615,000 Birmingham, AL IDA Weekly VRDNs (Glasforms, Inc.)/(Regions           1,615,000
                     Bank, Alabama LOC)
           3,000,000 Birmingham, AL IDA, IDRB's (Series 1997) Weekly VRDNs (J. J. &       3,000,000
                     W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)
           2,335,000 Birmingham, AL IDA, Revenue Bonds (Series 1996) Weekly
                     VRDNs 2,335,000 (American FireLog Corp.)/(Comerica Bank,
                     Detroit, MI LOC)
           1,050,000 Calhoun County, AL Economic Development Council Weekly VRDNs         1,050,000
                     (Food Ingredients Tech. Co.)/(Nationsbank, N.A., Charlotte
                     LOC)
           1,900,000 Cullman, AL IDB, IRB's (Series 1992) Weekly VRDNs (Pressac           1,900,000
                     Holdings PLC)/(NBD Bank, Michigan LOC)
           1,100,000 Cullman, AL IDB, Series 1989 Weekly VRDNs (Pressac Inc.)/(NBD        1,100,000
                     Bank, Michigan LOC)
           2,900,000 Cullman, AL IDB, Variable Fixed Rate IDRB Weekly VRDNs               2,900,000
                     (National Bedding Co.)/(Bank of America Illinois LOC)

 ALABAMA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     ALABAMA--CONTINUED
 $           910,000 Decatur, AL IDB, General Obligation Warrants (Series 1997),     $      910,523
                     4.50% Bonds (MBIA INS), 6/1/1998
           1,800,000 Dothan, AL IDB, Adjustable/Fixed Rate IRD's (Series 1997)
                     1,800,000 Weekly VRDNs (Henderson Steel Erectors)/(Regions
                     Bank, Alabama LOC)
           6,175,000 Fairfield, AL IDA, Variable Rate Environmental Improvement           6,175,000
                     Revenue Bonds (Series 1995), 3.55% TOBs (USX Corp.)/(Wachovia
                     Bank of NC, N.A., Winston-Salem LOC), Optional Tender
                     6/15/1998
           1,390,000 Fort Payne, AL IDB, IDRB Weekly VRDNs (Ovalstrapping,                1,390,000
                     Inc.)/(U.S. Bank, N.A., Minneapolis LOC)
           7,400,000 Gadsen, AL IDB, IDRB's (Series 1997) Weekly VRDNs (Chicago           7,400,000
                     Steel, (Alabama), LLC)/(Lasalle National Bank, Chicago LOC)
           5,230,000 Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series          5,230,000
                     1996) Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank,
                     Alabama LOC)
           4,000,000 Guntersville, AL IDB, (Series 1995) Weekly VRDNs (Hercules           4,000,000
                     Rubber Co. Project)/(South Trust Bank of Alabama, Birmingham
                     LOC)
           3,405,000 Hamilton, AL IDB, Variable/Fixed Rate IDRB's Weekly VRDNs            3,405,000
                     (Tennessee River, Inc.)/(South Trust Bank of Alabama,
                     Birmingham LOC)
           7,000,000 Hoover, AL Board of Education, Warrant Anticipation Notes            7,000,000
                     (Series 1998-A), 3.80% BANs, 2/1/1999
           2,815,000 Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies,                     2,815,000
                     Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
           2,500,000 Huntsville, AL IDA Weekly VRDNs (Giles & Kendall,                    2,500,000
                     Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
             285,000 Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,          285,000
                     AL))/(Regions Bank, Alabama LOC)
           1,395,000 Ider, AL IDB, Industrial Development Bonds Weekly VRDNs              1,395,000
                     (Galbreath, Inc. Proj.)/(National Bank of Canada, Montreal
                     LOC)
           1,500,000 Jefferson County, AL, Sewer Revenue Warrants, 7.00% Bonds,           1,515,417
                     9/1/1998
           3,150,000 Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren Oil       3,150,000
                     Company Project)/(First Union National Bank, Charlotte, NC
                     LOC)
           2,425,000 Mobile, AL Downtown Redevelopment Authority, (Series 1992)           2,425,000
                     Weekly VRDNs (Mitchell Project)/(SunTrust Bank, Atlanta LOC)
           3,000,000 Mobile, AL IDB, (1994 Series A), 3.95% TOBs (International           3,000,000
                     Paper Co.), Optional Tender 6/1/1998
             470,000 Mobile, AL, GO Warrants, 4.75% Bonds, 8/15/1998                        470,911
           3,000,000 Montgomery - Wynlakes Governmental Utility Services Corp.,           3,000,000
                     Bonds (Series 1995-A) Weekly VRDNs (Vaughn Road, L.L.C.,
                     Project)/(Amsouth Bank N.A., Birmingham LOC)
           2,565,000 Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs
                     (Industrial 2,565,000 Partners)/(Wachovia Bank of Georgia
                     N.A., Atlanta LOC)

 ALABAMA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     ALABAMA--CONTINUED
 $         3,000,000 Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs (CSC      $    3,000,000
                     Fabrication, Inc. Project)/(First Union National Bank,
                     Charlotte, NC LOC)
           3,650,000 Montgomery, AL IDB, Industrial Development Revenue Bonds             3,650,000
                     (Series 1996A) Weekly VRDNs (Jobs Co., L.L.C.
                     Project)/(Columbus Bank and Trust Co., GA LOC)
           7,000,000 Phoenix City, AL IDB, (Series 1988), 3.75% CP (Mead Coated           7,000,000
                     Board)/(ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender
                     5/7/1998
             805,000 Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia          805,000
                     Bank of Georgia N.A., Atlanta LOC)
           3,415,000 Prattville, AL IDB, IDR Bonds Weekly VRDNs (Kuhnash                  3,415,000
                     Properties/Arkay Plastics Project)/(PNC Bank, Ohio, N.A. LOC)
           2,700,000 Scottsboro, AL IDB, (Series 1994) Weekly VRDNs (Maples               2,700,000
                     Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)
           1,000,000 Scottsboro, AL IDB, IDRB (Series 1991) Weekly VRDNs (Maples          1,000,000
                     Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)
           5,000,000 Selma, AL IDB, Annual Tender PCR Refunding Bonds (1993 Series        5,000,000
                     B), 4.10% TOBs (International Paper Co.), Optional Tender
                     7/15/1998
           1,885,000 Shelby County, AL Board of Education, Special Tax Warrants,          1,895,073
                     4.375% Bonds (AMBAC INS), 2/1/1999
           1,000,000 Sumter County, AL IDA, Industrial Revenue Bonds (Series 1995B)       1,000,000
                     Weekly VRDNs (Canal Chip Project)/(Regions Bank, Alabama LOC)
           1,100,000 Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead
                     Farm 1,100,000 Group, Inc.)/(Regions Bank, Alabama LOC)
           2,500,000 Troy, AL IDB, (Series 1997A) Weekly VRDNs (Hudson                    2,500,000
                     Cos.)/(Amsouth Bank N.A., Birmingham LOC)
           1,500,000 Troy, AL IDB, IRB's (Series 1996A) Weekly VRDNs (Hudson
                     Sauces 1,500,000 & Dressings, Inc.)/ (Amsouth Bank N.A.,
                     Birmingham LOC)
           2,000,000 Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs (Concrete          2,000,000
                     Company (The))/ (Columbus Bank and Trust Co., GA LOC)
           2,245,000 Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,       2,245,000
                     Inc.)/(National Australia Bank, Ltd., Melbourne LOC)
                     &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                      158,832,244
                     PUERTO RICO--4.8%
           2,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,            2,004,792
                     7/30/1998
           2,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (1983           2,002,275
                     Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                     12/1/1998
           1,000,000 Puerto Rico Industrial, Medical & Environmental PCA,
                     (Series 1,000,000 1983A), 3.80% TOBs (Reynolds Metals
                     Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender
                     9/1/1998

 ALABAMA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     PUERTO RICO--CONTINUED
 $         3,000,000 Puerto Rico Industrial, Medical & Environmental PCA, Pollution  $    3,000,000
                     Control Facilities Financing Authority (Series 1983 A), 3.75%
                     TOBs (Schering Plough Corp.)/(Morgan Guaranty Trust Co., New
                     York LOC), Optional Tender 12/1/1998
                     TOTAL                                                                8,007,067
                     TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                         $ 166,839,311

Securities that are subject to Alternative Minimum Tax represent 72.4% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

FIRST TIER     SECOND TIER
  95.2%            4.80%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $9,995,000 which represents 6.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($167,823,234) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BAN --Bond Anticipation Note CP --Commercial Paper FSA --Financial Security Assurance GO --General Obligation HFA --Housing Finance Authority IDA --Industrial Development Authority IDR --Industrial Development Revenue IDB --Industrial Development Bond IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PLC --Public Limited Company TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                        ALABAMA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  166,839,311
 Cash                                                                                       421,484
 Income receivable                                                                        1,054,222
 Prepaid expenses                                                                             3,944
 Deferred organizational costs                                                                1,458
   Total assets                                                                         168,320,419
 LIABILITIES:
 Income distribution payable                                             $ 490,189
 Accrued expenses                                                            6,996
   Total liabilities                                                                        497,185
 Net Assets for 167,823,234 shares outstanding                                       $  167,823,234
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $167,823,234 / 167,823,234 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                        ALABAMA MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 3,748,076
 EXPENSES:
 Investment advisory fee                                                  $   497,239
 Administrative personnel and services fee                                     75,002
 Custodian fees                                                                 6,456
 Transfer and dividend disbursing agent fees and expenses                      14,024
 Directors'/Trustees' fees                                                      1,438
 Auditing fees                                                                  6,556
 Legal fees                                                                     4,073
 Portfolio accounting fees                                                     26,457
 Shareholder services fee                                                     248,619
 Share registration costs                                                      12,340
 Printing and postage                                                           7,362
 Insurance premiums                                                             1,790
 Miscellaneous                                                                 11,139
   Total expenses                                                             912,495
 Waivers --
   Waiver of investment advisory fee                        $ (351,212)
   Waiver of shareholder services fee                           (9,945)
     Total waivers                                                          (361,157)
       Net expenses                                                                         551,338
         Net investment income                                                          $ 3,196,738

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                        ALABAMA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    3,196,738   $     7,075,588
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (3,196,738)       (7,075,588)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         246,405,571       655,080,120
 Net asset value of shares issued to shareholders in payment of         1,491,134         4,317,122
 distributions declared
 Cost of shares redeemed                                             (303,720,682)     (669,470,177)
   Change in net assets resulting from share transactions             (55,823,977)      (10,072,935)
     Change in net assets                                             (55,823,977)      (10,072,935)
 NET ASSETS:
 Beginning of period                                                  223,647,211       233,720,146
 End of period                                                     $  167,823,234   $   223,647,211

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                           ENDED
                                         (UNAUDITED)
                                           APRIL 30,                     YEAR ENDED APRIL 30,
                                            1998                  1997    1996    1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.00                $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      0.02                  0.03     0.03     0.04     0.02
 LESS DISTRIBUTIONS
 Distributions from net investment income  (0.02)                (0.03)   (0.03)   (0.04)   (0.02)
 NET ASSET VALUE, END OF PERIOD           $ 1.00                $ 1.00   $ 1.00   $ 1.00   $ 1.00
 Total Return(b)                            1.61%                 3.26%    3.22%    3.66%    2.31%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                   0.55%*                0.55%    0.55%    0.48%    0.36%*
 Net investment income                      3.21%*                3.21%    3.18%    3.59%    2.67%*
 Expense waiver/reimbursement(c)            0.36%*                0.36%    0.37%    0.44%    0.62%*
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)  $167,823              $223,647  $233,720 $209,490 $142,804

* Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period November 29, 1993 (start of business) to December 3, 1993 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                        ALABAMA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:

SECURITY                              ACQUISITION DATE      ACQUISITION COST
Alabama HFA, Variable Rate
Certificates Series (1997-J)            8/14/1997              $9,995,000

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registartion of its shares in its fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with-out par value). At April 30, 1998, capital paid-in aggregated $167,823,234. Transactions in shares were as follow.


                                          SIX MONTHS ENDED
                                           APRIL 30, 1998     OCTOBER 31, 1997
 Shares sold                                246,405,571         655,080,120
 Shares issued to shareholders in
 payment of distributi                        1,491,134           4,317,123
 Shares redeemed                           (303,720,682)       (669,470,177)
   Net change resulting from
   share transactions                       (55,823,977)        (10,072,934)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the sized, type, and number of accounts and tranactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintain the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net aseets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $57,711 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended April 30, 1998, the Fund expensed $8,673 of organizational expenses.

INTERFUND TRANSACTION

During the period ended October 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $157,470,000 and $185,139,670, repectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 74.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.30% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
                          Executive Vice President,
                          Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Alabama Municipal Cash Trust

Semi-Annual Report to Shareholders April 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314229790
G01120-01 (6/98)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of California Municipal Cash Trust, a portfolio of Federated Municipal Trust which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income -- free from federal regular income tax and California income tax* -- through a portfolio concentrated in high-quality, short-term California municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets stood at $317.1 million at the end of the reporting period.

Thank you for relying on California Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Q. What are your comments on the economy and the interest rate environment during the fund's six-month reporting period?

A. The economy remained robust over the reporting period, posting a rate of growth over 3.00% in the fourth quarter of 1997 and continued its above average growth into the first quarter of 1998 posting a 4.80% growth rate. At the same time, overall inflationary pressures remained somewhat tame in spite of the impressive performance from the economy and historically low unemployment numbers. Tight labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board ("the Fed") throughout much of the reporting period. However, the reporting period coincided with the realization of an unsteady economic picture in the Pacific Rim. The Asian crisis and unsteady world stock markets most likely eliminated any rate tightening intentions the Fed may have had during the fourth quarter of 1997. The Fed policy continued to remain on hold for much of the first quarter of 1998, with economic indicators giving somewhat mixed signals. Labor markets continued to show signs of strength with unemployment at or near historical lows. The key concern for the Fed in the first quarter and going forward into 1998 is whether the Asian crisis can sufficiently cool any overheating condition within the U.S. economy. Signs that the Fed is positioned to act quickly appeared at the end of the reporting period. The first quarter of 1998 ended with the Fed shifting bias from a neutral to a tightening stance. The reason for the more hawkish stance is that the Fed is clearly concerned with sustained growth in gross domestic product in the 4.00% range. Short-term interest rates traded within a rather narrow range during the reporting period. Movements in the 1-year Treasury bill ("T-bill")over the reporting period best reveal the market's shifting sentiment. The 1-year T-bill traded in the 5.50% range during November and December of 1997, steadily fell to the 5.30% range by January through March of 1998, and ended the reporting period at the 5.40% level.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.80% range, but moved sharply higher in December to above the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as coupon payments looked to reinvest and year end selling pressures eased, VRDNs yields fell drastically ending the reporting period below where they began, to the 3.30% range. Yields only averaged a little over 3.10% during February and March before rising to the 4.00% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 66% of taxable rates making them attractive for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 53 days. The fund remained in a 45- to 55-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis included the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q.How did the fund's yield react during the reporting period?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998 was 3.56%* compared to 3.18% at the beginning of the reporting period. The latest yield was the equivalent of a 5.89% taxable yield for investors in the highest federal tax bracket. The seven-day net yield for the fund's Institutional Shares on April 30, 1998 was 3.81%* compared to 3.43% at the beginning of the reporting period. The latest yield was the equivalent of a 6.30% taxable yield for investors in the highest federal tax bracket. The increases in yields came at the end of the reporting period due in large part to technical factors relating to tax payment season.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second quarter of 1998, and if the drag on the U.S. economy is not as great as once feared, expectations of a need for Fed tightening may then resurface. In the near term, market movements will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                                SHARES           SHARES
                                VOTED           WITHHELD
                                 FOR           AUTHORITY
 Thomas G. Bigley            2,720,895,677    119,147,843
 John T. Conroy, Jr.         2,721,162,612    118,880,908
 Peter E. Madden             2,721,333,249    118,710,271
 John E. Murray, Jr.         2,721,558,092    118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                      CALIFORNIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--99.4%
                      CALIFORNIA--85.5%
 $          5,600,000 ABAG Finance Authority for Non-Profit Corporations, (Series    $    5,600,000
                      1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank,
                      N.A., Minneapolis LOC)
            2,500,000 California Educational Facilities Authority, (Series 1997B),        2,502,557
                      4.125% TOBs (University of Southern California), Mandatory
                      Tender 10/1/1998
            9,095,000 California Educational Facilities Authority, PA-190 Weekly          9,095,000
                      VRDNs (Stanford University)/ (Merrill Lynch Capital Services,
                      Inc. LIQ)
            2,300,000 California HFA, Home Mortgage (Series 1989F), 3.55% TOBs            2,300,000
                      (Citibank N.A., New York LIQ), Optional Tender 8/1/1998
            1,100,000 California Health Facilities Financing Authority Weekly VRDNs       1,100,000
                      (FGIC INS)/(Morgan Guaranty Trust Co., New York LIQ)
            6,000,000 California Health Facilities Financing Authority, (Series           6,000,000
                      1985B) Weekly VRDNs (Scripps Memorial Hospitals)/(MBIA
                      INS)/(Morgan Guaranty Trust Co., New York LIQ)
            1,250,000 California Health Facilities Financing Authority, 7.625%            1,292,727
                      Bonds (United States Treasury PRF), 10/1/1998 (@102)
            3,200,000 California PCFA, (Series 1984A) Weekly VRDNs (Homestate             3,200,000
                      Mining Co.)/(Bank of Nova Scotia, Toronto LOC)
            8,000,000 California Public Capital Improvements Financing Authority,         8,000,000
                      Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA
                      INS)/(Bank of New York, New York LIQ)
            4,285,000 California State, 4.50% RANs, 6/30/1998                             4,290,331
            4,900,000 California State, CDC Municipal Products, Inc. (Series 1996L)       4,900,000
                      Weekly VRDNs (FGIC INS)/(CDC Municipal Products, Inc. LIQ)
            4,500,000 California State, GO Tax Exempt Notes, 3.60% CP (Bayerische         4,500,000
                      Landesbank Girozentrale, Credit Suisse First Boston,
                      Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty
                      Trust Co., New York and Westdeutsche Landesbank Girozentrale
                      LIQs), Mandatory Tender 6/12/1998
            5,000,000 California State, GO Tax Exempt Notes, 3.60% CP (Bayerische         5,000,000
                      Landesbank Girozentrale, Credit Suisse First Boston,
                      Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty
                      Trust Co., New York and Westdeutsche Landesbank Girozentrale
                      LIQs), Mandatory Tender 6/18/1998
           10,000,000 California State, GO Tax Exempt Notes, 3.60% CP (Bayerische        10,000,000
                      Landesbank Girozentrale, Credit Suisse First Boston,
                      Landesbank Hessen-Thueringen, Frankfurt, Morgan Guaranty
                      Trust Co., New York and Westdeutsche Landesbank Girozentrale
                      LIQs), Mandatory Tender 6/23/1998
            8,000,000 California State, Tender Option Certificates (Series 1998A)         8,000,000
                      Weekly VRDNs (MBIA INS)/(First National Bank of Chicago LIQ)
            3,000,000 California Statewide Communities Development Authority Weekly       3,000,000
                      VRDNs (Memorial Health Services)/(ABN AMRO Bank N.V.,
                      Amsterdam LIQ)
            3,100,000 California Statewide Communities Development Authority,             3,100,000
                      (Series A) Weekly VRDNs (Barton Memorial Hospital)/(Banque
                      Nationale de Paris LOC)

 CALIFORNIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                      CALIFORNIA--CONTINUED
 $          7,000,000 California Transit Finance Authority, VRDB's (Series 1997)     $    7,000,000
                      Weekly VRDNs (FSA INS)/(Credit Suisse First Boston LIQ)
            5,800,000 Central Unified School District, CA, Certificates of                5,800,000
                      Participation (1995 Financing Project) Weekly VRDNs (Union
                      Bank of California LOC)
            4,000,000 Central Valley Schools, CA Financing Authorithy, 4.50% TRANs,       4,007,524
                      8/27/1998
            4,000,000 (b)Clipper CA Tax-Exempt Trust, (1996 Issue A) Weekly VRDNs         4,000,000
                      (California Rural Home Mortgage Finance Authority)/(MBIA
                      INS)/(State Street Bank and Trust Co. LIQ)
            5,200,000 Contra Costa, CA Water District, (Series A), 3.50% CP               5,200,000
                      (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
                      5/26/1998
            1,900,000 East Bay Municipal Utility District, CA, 3.50% CP                   1,900,000
                      (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
                      5/14/1998
            2,000,000 El Cerrito, CA, 4.25% TRANs, 6/30/1998                              2,001,111
            7,100,000 Glendale, CA, (Series 1984A) Monthly VRDNs (Reliance                7,100,000
                      Development Co., Inc.)/(Barclays Bank PLC, London LOC)
            1,600,000 Loomis, CA Union Elementary School District, 4.45% TRANs,           1,603,083
                      9/10/1998
           10,000,000 Los Angeles County, CA Metropolitan Transportation Authority,      10,000,000
                      Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly
                      VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)
           15,650,000 Los Angeles County, CA, 4.50% TRANs, 6/30/1998                     15,666,986
            1,600,000 Los Angeles, CA Department of Water & Power, 9.00% Bonds,           1,658,577
                      1/15/1999
           12,500,000 Los Angeles, CA Department of Water & Power, Trust Receipts        12,500,000
                      (Series 1998 FR/RI-18) Weekly VRDNs (FGIC INS)/(Bank of New
                      York, New York LIQ)
            4,000,000 Los Angeles, CA Wastewater System, 3.40% CP (Morgan Guaranty        4,000,000
                      Trust Co., New York and Union Bank of Switzerland, Zurich
                      LOCs), Mandatory Tender 6/10/1998
            7,875,000 Los Angeles, CA Wastewater System, 3.45% CP (Morgan Guaranty        7,875,000
                      Trust Co., New York and Union Bank of Switzerland, Zurich
                      LOCs), Mandatory Tender 7/9/1998
            5,060,000 Metropolitan Water District, Southern California Waterworks,        5,068,868
                      5.00% Bonds, 7/1/1998
            5,000,000 Metropolitan Water District, Southern California Waterworks,        5,000,000
                      Water Revenue Bonds (Series C) Weekly VRDNs (Bank of America
                      NT and SA, San Francisco LIQ)
            2,000,000 Monterey Peninsula, CA Water Management District Weekly VRDNs       2,000,000
                      (Wastewater Reclaimation)/(Sumitomo Bank Ltd., Osaka LOC)
            5,000,000 Oakland, CA Unified School District, 4.25% TRANs, 10/28/1998        5,009,548
            6,000,000 Oceanside, CA Community Development Commission, (Series 1985)       6,000,000
                      Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A.
                      LOC)
            7,800,000 Orange County, CA Housing Authority, Variable Rate Demand           7,800,000
                      Apartment Development Revenue Bonds, (Series BB of 1985)
                      Weekly VRDNs (Costa Mesa Partners)/(Chase Manhattan Bank
                      N.A., New York LOC)

 CALIFORNIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                      CALIFORNIA--CONTINUED
 $          7,400,000 Orange County, CA IDA, (Series 1985B - Niguel Summit II)       $    7,400,000
                      Weekly VRDNs (Hon Development Corp.)/(Bank of America NT and
                      SA, San Francisco LOC)
            2,600,000 Orange County, CA Local Transportation Authority, Trust             2,600,000
                      Receipts (Series FR 1997-8) Weekly VRDNs (FGIC INS)/(Bank of
                      New York, New York LIQ)
           10,330,000 (b)Oxnard Harbor District, CA, (Series 1995 II), PT-105,
                      10,330,000 3.85% TOBs (Asset Guaranty INS)/(Credit Suisse
                      First Boston LIQ), Mandatory Tender 12/10/1998
           13,250,000 (b)Pitney Bowes Credit Corp. Leasetops Trust, Leasetops            13,250,000
                      Certificates (Series 1996A) Weekly VRDNs (San Diego County,
                      CA, Regional Communications System)/(Pitney Bowes Credit
                      Corp. LIQ)/(Bayerische Landesbank Girozentrale LOC)
            1,570,000 Placer County, CA Office of Education, 4.45% TRANs,
            9/10/1998 1,573,022 1,025,000 Placer Hills, CA Union Elementary
            School District, 4.45% 1,026,974
                      TRANs, 9/10/1998
            8,000,000 Regents of University of California, (Series A), 3.80% CP           8,000,000
                      (Bank of America NT and SA, San Francisco, Bank of Montreal,
                      Caisse Nationale De Credit Agricole, Paris, Canadian Imperial
                      Bank of Commerce, Toronto and Societe Generale, Paris LIQs),
                      Mandatory Tender 7/22/1998
              747,000 Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA          747,000
                      Public Facility Finance)/ (Commerzbank AG, Frankfurt and
                      National Westminster Bank, PLC, London LOCs)
            3,000,000 Riverside County, CA, 4.50% TRANs, 6/30/1998                        3,002,649
              900,000 Roseville, CA, Hospital Facilities Authority, (Series 1989A)          900,000
                      Weekly VRDNs (Toronto-Dominion Bank LOC)
            1,700,000 San Bernardino County, CA, (Series 1985) Weekly VRDNs               1,700,000
                      (Woodview Apartments)/(Swiss Bank Corp., Basle LOC)
            3,215,000 San Francisco, CA Redevelopment Finance Agency, (PT-125)            3,215,000
                      Weekly VRDNs (Northridge Cooperative Homes)/(MBIA
                      INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            1,500,000 San Francisco, CA Redevelopment Finance Agency, (Series B1)         1,500,000
                      Weekly VRDNs (Fillmore Center)/(Bank of Nova Scotia, Toronto
                      LOC)
            4,065,000 San Francisco, CA Redevelopment Finance Agency, CDC
                      Municipal 4,065,000 Products, Inc. (Series 1997T) Weekly
                      VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(CDC
                      Municipal Products, Inc.
                      LIQ)
            2,835,000 San Francisco, CA State Building Authority, MERLOTS (Series         2,835,000
                      1997E) Weekly VRDNs (San Francisco Civic Center
                      Complex)/(AMBAC INS)/(Corestates Bank N.A., Philadelphia, PA
                      LIQ)
            2,500,000 Sanger, CA Unified School District, 4.00% TRANs, 1/27/1999
              2,508,998 400,000 Santa Clara, CA, (Series 1985C) Weekly VRDNs
              (Santa Clara, CA 400,000
                      Electric System)/(National Westminster Bank, PLC, London LOC)
              325,000 Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta Inns,             325,000
                      Inc.)/(Nationsbank of Texas, N.A. LOC)
            2,700,000 Vallecitos, CA Water District, Water Revenue Certificates of        2,700,000
                      Participation Weekly VRDNs (Twin Oaks Reservoir)/(Credit
                      Local de France LOC)
                      TOTAL                                                             271,149,955

 CALIFORNIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
                      PUERTO RICO--13.9%
 $          4,000,000 Commonwealth of Puerto Rico, (Series 1992A) P-Floats PT-140,   $    4,000,000
                      3.65% TOBs (FSA INS)/ (Commerzbank AG, Frankfurt LIQ),
                      Mandatory Tender 1/14/1999
           11,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,          11,026,311
                      7/30/1998
            9,750,000 Commonwealth of Puerto Rico, Floating Rate Trust Receipts           9,750,000
                      (Series 1997) Weekly VRDNs (Commerzbank AG, Frankfurt
                      LIQ)/(Commerzbank AG, Frankfurt LOC)
            2,040,000 Government Development Bank for Puerto Rico (GDB), 3.45% CP,        2,040,000
                      Mandatory Tender 7/9/1998
           11,190,000 Puerto Rico Electric Power Authority, MERLOTS (Series 1997S)       11,190,000
                      Weekly VRDNs (MBIA INS)/ (Corestates Bank N.A., Philadelphia,
                      PA LIQ)
            5,000,000 Puerto Rico Highway and Transportation Authority, (Series A)        5,000,000
                      Weekly VRDNs (AMBAC INS)/ (Bank of Nova Scotia, Toronto LIQ)
            1,115,000 Puerto Rico Industrial, Medical & Environmental PCA, (1983          1,116,266
                      Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                      12/1/1998
                      TOTAL                                                              44,122,577
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $ 315,272,532

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

 FIRST TIER     SECOND TIER
      100%          0%
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $27,580,000 which represents 8.7% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($317,120,781) at April 30, 1998.

The following acronyms are used throughout this portfolio: AMBAC --American Municipal Bond Assurance Corporation CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation HFA --Housing Finance Authority IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts-Liquidity Option Tender Series PCA --Pollution Control Authority PCFA --Pollution Control Finance Authority PLC --Public Limited Company PRF --Prerefunded RANs --Revenue Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VRDB --Variable Rate Demand Bond VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                      CALIFORNIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  315,272,532
 Income receivable                                                                        3,341,866
 Prepaid expenses                                                                             8,824
   Total assets                                                                         318,623,222
 LIABILITIES:
 Income distribution payable                                             $ 930,995
 Payable to Bank                                                           524,622
 Accrued expenses                                                           44,324
   Total liabilities                                                                      1,499,941
 Net Assets for 317,123,281 shares outstanding                                       $  317,123,281
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $278,898,796 / 278,897,513 shares outstanding                                                $1.00
 INSTITUTIONAL SHARES:
 $38,224,485 / 38,225,768 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                      CALIFORNIA MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 5,727,466
 EXPENSES:
 Investment advisory fee                                                   $   811,327
 Administrative personnel and services fee                                     122,371
 Custodian fees                                                                  5,957
 Transfer and dividend disbursing agent fees and expenses                       51,303
 Directors'/Trustees' fees                                                         935
 Auditing fees                                                                   6,486
 Legal fees                                                                      3,589
 Portfolio accounting fees                                                      42,975
 Shareholder services fee--Institutional Service Shares                        352,441
 Shareholder services fee--Institutional Shares                                 53,269
 Share registration costs                                                       17,743
 Printing and postage                                                            7,361
 Insurance premiums                                                              5,382
 Miscellaneous                                                                   2,472
   Total expenses                                                            1,483,611
   Waivers --
   Waiver of investment advisory fee                         $ (665,099)
   Waiver of shareholder services fee--Institutional Shares     (53,268)
   Total waivers                                                             (718,367)
     Net expenses                                                                           765,244
       Net investment income                                                            $ 4,962,222

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                       CALIFORNIA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    4,962,222   $     6,655,913
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                       (4,261,574)       (5,624,269)
   Institutional Shares                                                 (700,648)       (1,031,644)
     Change in net assets resulting from distributions to             (4,962,222)       (6,655,913)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         695,760,294       905,107,252
 Net asset value of shares issued to shareholders in payment of         2,078,651         3,335,040
 distributions declared
 Cost of shares redeemed                                             (657,435,831)    (783,969,559)
   Change in net assets resulting from share transactions              40,403,114       124,472,733
     Change in net assets                                              40,403,114       124,472,733
 NET ASSETS:
 Beginning of period                                                  276,720,167       152,247,434
 End of period                                                     $  317,123,281   $   276,720,167

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED                                    PERIOD             YEAR
                                            (UNAUDITED)                                  ENDED             ENDED
                                             APRIL 30,       YEAR ENDED OCTOBER 31,     OCTOBER 31,    SEPTMBER, 30
                                               1998        1997      1996      1995      1994(A)           1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00            $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.02        0.03       0.03      0.03       0.002             0.02
  Net realized loss on investment               --          --         --      (0.01)       --                --
  Total from investment operations             0.02        0.03       0.03      0.02       0.002             0.02
CAPITAL CONTRIBUTIONS                           --          --         --       0.01        --                --
LESS DISTRIBUTIONS
  Distributions from net investment income    (0.02)      (0.03)     (0.03)    (0.03)     (0.002)           (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00            $ 1.00
TOTAL RETURN(B)                                1.52%       3.19%      3.22%     3.37%      0.23%             2.07%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                     0.50%*      0.46%      0.49%     0.59%      0.59%*            0.58%
  Net investment income                        3.02%*      3.13%      3.17%     3.33%      2.71%*            2.03%
  Expense waiver/reimbursement(c)              0.41%*      0.49%      0.62%     0.50%      0.44%*            0.40%
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $278,899    $234,764    $132,159  $96,534    $81,563           $74,707

* Computed on an annualized basis.

(a) For the one month ended October 31, 1994. The fund changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                 ENDED
                                               (UNAUDITED)        YEAR ENDED      PERIOD ENDED
                                                APRIL 30,         OCTOBER 31,      OCTOBER 31,
                                                  1998              1997             1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00          $ 1.00           $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.02            0.03             0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income         (0.02)          (0.03)            (0.02)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00         $ 1.00            $ 1.00
 TOTAL RETURN(B)                                     1.65%           3.44%             2.24%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         0.25%*           0.21%             0.20%*
   Net investment income                            3.29%*           3.45%             3.33%*
   Expense waiver/reimbursement(c)                  0.66%*           0.74%             0.90%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)         $38,224          $41,956           $20,089

* Computed on an annualized basis.

(a) Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      CALIFORNIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund") The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stabiltiy of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("the Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:

SECURITY                                     ACQUISITION DATE     ACQUISITION COST
Clipper CA Tax-Exempt Trust                      3/15/1996          $ 4,000,000
Oxnard Harbor District, CA                       8/1/1997            10,330,000
Pitney Bowes Credit Corp. Leasetops Trust        2/3/1997            13,250,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                              Six-Months
                                                                Ended                Year Ended
 Institutional Service Shares                               April 30, 1998        October 31, 1997
 Shares sold                                                  638,606,645            809,738,300
 Shares issued to shareholders in payment of                    2,069,926              3,272,742
 distributions declared
 Shares redeemed                                             (596,543,431)          (710,405,505)
   Net change resulting from Institutional
   Share transactions Service                                  44,133,140            102,605,537
                                                              Six-Months
                                                                Ended                Year Ended
 Institutional Shares                                         April 30, 1998      October 31, 1997
 Shares sold                                                   57,153,649             95,368,952
 Shares issued to shareholders in payment of                        8,725                 62,298
 distributions declared
 Shares redeemed                                              (60,892,400)           (73,564,054)
   Net change resulting from Institutional Share               (3,730,026)            21,867,196
 transactions
     Net change resulting from Share transactions              40,403,114            124,472,733

At April 30, 1998, capital paid-in aggregated $317,120,781.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $216,050,000 and $219,690,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 62.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.0% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and admininstrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps willl be sufficient to avoid any adverse impact to the fund.

                                  TRUSTEES
                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                   OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
                          Executive Vice President,
                          Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

California
Municipal
Cash Trust

Semi-Annual Report
to Shareholders
April 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400
www.federatedinvestors.com

Cusip 314229675
Cusip 314229766
0041609 (6/98)

[Graphic]


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Connecticut Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Connecticut investment income tax*--through a portfolio concentrated in high-quality, short-term Connecticut municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.01 per share. The fund's total net assets totaled $299.3 million at the end of the reporting period.

Thank you for relying on Connecticut Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

AN INTERVIEW WITH THE FUND'S PORTFOLIO MANAGER, MIKE SIRIANNI, ASSISTANT VICE PRESIDENT, FEDERATED MANAGEMENT

Q. What are your comments on the economy and the interest rate environment during the fund's six-month reporting period?

A. The economy remained robust over the reporting period, posting a rate of growth over 3.00% in the fourth quarter of 1997 and continued its above average growth into the first quarter of 1998 posting a 4.80% growth rate. At the same time, overall inflationary pressures remained somewhat tame in spite of the impressive performance from the economy and historically low unemployment numbers. Tight labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board (the "Fed") throughout much of the reporting period. However, the reporting period coincided with the realization of an unsteady economic picture in the Pacific Rim. The Asian crisis and unsteady world stock markets most likely eliminated any rate tightening intentions the Fed may have had during the fourth quarter of 1997. The Fed policy continued to remain on hold for much of the first quarter of 1998, with economic indicators giving somewhat mixed signals. Labor markets continued to show signs of strength with unemployment at or near historical lows. The key concern for the Fed in the first quarter and going forward into 1998 is whether the Asian crisis can sufficiently cool any overheating condition within the U.S. economy. Signs that the Fed is positioned to act quickly appeared at the end of the reporting period. The first quarter of 1998 ended with the Fed shifting bias from a neutral to a tightening stance. The reason for the more hawkish stance is that the Fed is clearly concerned with sustained growth in gross domestic product in the 4.00% range. Short-term interest rates traded within a rather narrow range during the reporting period. Movements in the 1-year Treasury bill ("T-bill") over the reporting period best reveal the market's shifting sentiment. The 1-year T-Bill traded in the 5.50% range during November and December of 1997, steadily fell to the 5.30% range by January through March of 1998, and ended the reporting period at the 5.40% level.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.80% range, but moved sharply higher in December to above the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as coupon payments looked to reinvest and year end selling pressures eased, VRDN yields fell drastically ending the reporting period below where they began, to the 3.30% range. Yields only averaged a little over 3.10% during February and March before rising to the 4.00% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 66% of taxable rates making them attractive for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 56 days. The fund remained in a 55 to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How did the fund's yield react during the reporting period?

A. The seven-day net yield for the fund on April 30, 1998, was 3.38%* compared to 3.05% at the beginning of the reporting period with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season. The latest yield was the equivalent of a 6.05% taxable yield for investors in the highest federal tax bracket.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second quarter, and if the drag on the U.S. economy is not as great as once feared, expectations of a need for Fed tightening may then resurface. In the near term, market movements will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                        SHARES VOTED    SHARES WITHHELD
                             FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677      119,147,843
 John T. Conroy, Jr.   2,721,162,612      118,880,908
 Peter E. Madden       2,721,333,249      118,710,271
 John E. Murray, Jr.   2,721,558,092      118,487,428

On February 24, 1998, the record date for shareholders of Connecticut Municipal Trust (the "Fund") voting at the meeting, there were 328,572,491 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the Fund's fundamental investment policy on diversification of its investments.

The results of shareholders voting were as follows:

 SHARES VOTED   SHARES VOTED     SHARES      BROKER
     FOR          AGAINST       ABSTAIN     NON-VOTE
 198,347,955       554,414     3,629,630     76,569

AGENDA ITEM 3: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

The results of shareholders voting were as follows:

 SHARES VOTED   SHARES VOTED     SHARES      BROKER
     FOR          AGAINST       ABSTAIN     NON-VOTE
 197,352,874     1,011,089     4,168,037     76,568

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                      CONNECTICUT MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)


      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 CONNECTICUT--91.2%
 $         11,053,371 (c)Clipper Connecticut Tax Exempt Trust, (Series 1994-1)       $   11,053,371
                      Weekly VRDNs (State Street Bank and Trust Co. LIQ)
            2,160,000 Connecticut Development Authority Weekly VRDNs (Banta               2,160,000
                      Associates)/(Marine Midland Bank N.A., Buffalo, NY LOC)
              500,000 Connecticut Development Authority Weekly VRDNs (Capital               500,000
                      District Energy Center)/ (Canadian Imperial Bank of Commerce,
                      Toronto LOC)
            3,500,000 Connecticut Development Authority Weekly VRDNs (Capital             3,500,000
                      District Energy Center)/ (Canadian Imperial Bank of Commerce,
                      Toronto LOC)
            1,099,000 Connecticut Development Authority Weekly VRDNs (RSA                 1,099,000
                      Corp.)/(Barclays Bank PLC, London LOC)
              830,000 Connecticut Development Authority, (Series 1985) Weekly VRDNs         830,000
                      (Martin-Brower Company Project)/(ABN AMRO Bank N.V.,
                      Amsterdam LOC)
            2,200,000 Connecticut Development Authority, (Series 1986) Weekly VRDNs       2,200,000
                      (United Illuminating Co.)/ (Union Bank of Switzerland, Zurich
                      LOC)
            2,300,000 Connecticut Development Authority, (Series 1993) Weekly VRDNs       2,300,000
                      (Rand-Whitney Containerboard Limited Parntership)/(Chase
                      Manhattan Bank N.A., New York LOC)
           10,500,000 Connecticut Development Authority, (Series 1996A) Weekly           10,500,000
                      VRDNs (Connecticut Light & Power Co.)/(AMBAC INS)/(Societe
                      Generale, Paris LIQ)
            2,650,000 Connecticut Development Authority, (Series 1997) Weekly VRDNs       2,650,000
                      (Porcelen Ltd., CT LLC)/ (Star Bank, N.A., Cincinnati LOC)
            7,600,000 Connecticut Development Authority, (Series 1997A) Weekly            7,600,000
                      VRDNs (Bradley Airport Hotel Project)/(Kredietbank N.V.,
                      Brussels LOC)
            7,000,000 Connecticut Development Authority, (Series A) Weekly VRDNs          7,000,000
                      (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)
            1,000,000 Connecticut Development Authority, (Series B) Weekly VRDNs          1,000,000
                      (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)
            7,499,000 Connecticut Development Authority, (Series C) Weekly VRDNs          7,499,000
                      (Exeter Energy)/(Sanwa Bank Ltd., Osaka LOC)
            5,200,000 Connecticut Development Authority, PCR (Series 1993A) Weekly        5,200,000
                      VRDNs (Western Mass Electric Co.)/(Union Bank of Switzerland,
                      Zurich LOC)
            7,500,000 Connecticut Development Authority, PCR Refunding Bonds              7,500,000
                      (Series 1993B) Weekly VRDNs (Connecticut Light & Power
                      Co.)/(Union Bank of Switzerland, Zurich LOC)
            2,405,000 Connecticut Development Health Care Facilities Weekly VRDNs         2,405,000
                      (Independence Living)/ (Chase Manhattan Bank N.A., New York
                      LOC)
            8,900,000 Connecticut Development Health Care Facilities Weekly VRDNs         8,900,000
                      (Independence Living)/ (Credit Local de France LOC)

CONNECTICUT MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 CONNECTICUT--CONTINUED
 $          4,500,000 Connecticut Municipal Electric Energy Cooperative, Power       $    4,500,000
                      Supply System Revenue Bonds (1995 Series A), 3.45% CP (Fleet
                      National Bank, Springfield, MA LOC), Mandatory Tender
                      5/20/1998
            4,500,000 Connecticut Municipal Electric Energy Cooperative, Power            4,500,000
                      Supply System Revenue Bonds (1995 Series A), 3.45% CP (Fleet
                      National Bank, Springfield, MA LOC), Mandatory Tender
                      5/22/1998
            5,600,000 Connecticut State HEFA Weekly VRDNs (Charlotte Hungerfield          5,600,000
                      Hospital)/(BankBoston, N.A. LOC)
            3,300,000 Connecticut State HEFA, (Series A) Weekly VRDNs (Forman             3,300,000
                      School Issue)/(National Westminster Bank, PLC, London LOC)
            1,000,000 Connecticut State HEFA, (Series B) Weekly VRDNs                     1,000,000
                      (Edgehill)/(Banque Paribas, Paris LOC)
           11,500,000 Connecticut State HEFA, (Series J) Weekly VRDNs (Hospital of       11,500,000
                      Saint Raphael)/ (Kredietbank N.V., Brussels LOC)
            2,000,000 Connecticut State HEFA, (Series K) Weekly VRDNs (Hospital of        2,000,000
                      Saint Raphael)/ (Kredietbank N.V., Brussels LOC)
            1,000,000 Connecticut State HEFA, Revenue Bonds (Series A) Weekly VRDNs       1,000,000
                      (Pomfret School Issue)/ (Credit Local de France LOC)
            1,000,000 Connecticut State HEFA, Series A Weekly VRDNs (Sharon               1,000,000
                      Hospital)/(BankBoston, N.A. LOC)
            5,000,000 Connecticut State HEFA, Series S, 3.30% CP (Yale University),       5,000,000
                      Mandatory Tender 6/9/1998
            2,000,000 Connecticut State HEFA, Series S, 3.35% CP (Yale University),       2,000,000
                      Mandatory Tender 5/12/1998
            5,000,000 Connecticut State HEFA, Series S, 3.50% CP (Yale University),       5,000,000
                      Mandatory Tender 5/21/1998
            7,000,000 Connecticut State HEFA, Series S, 3.55% CP (Yale University),       7,000,000
                      Mandatory Tender 6/22/1998
            7,025,000 Connecticut State HFA, (Series 1990C), 3.50% CP (Morgan             7,025,000
                      Guaranty Trust Co., New York LIQ), Mandatory Tender 7/15/1998
            2,795,000 Connecticut State HFA, (Series 1990D), 3.55% CP (Morgan             2,795,000
                      Guaranty Trust Co., New York LIQ), Mandatory Tender 6/11/1998
            3,245,000 Connecticut State HFA, (Series 1990D), 3.80% CP (Morgan             3,245,000
                      Guaranty Trust Co., New York LIQ), Mandatory Tender 5/15/1998
            4,565,000 (c)Connecticut State HFA, PT-1003 Weekly VRDNs (Merrill Lynch       4,565,000
                      Capital Services, Inc. LIQ)
            2,100,000 (c)Connecticut State HFA, Trust Receipts (Series 1998               2,100,000
                      FR/RI-A4) Weekly VRDNs (Bayerische Hypotheken-Und
                      Wechsel-Bank AG LIQ)
            2,000,000 Connecticut State, (Series A), 6.00% Bonds, 3/1/1999                2,038,963
            7,000,000 Connecticut State, Special Assessment Second Injury Fund,           7,000,000
                      3.45% CP (Caisse Nationale De Credit Agricole, Paris and
                      Credit Communal de Belgique, Brussles LIQs), Mandatory Tender
                      5/14/1998
            8,700,000 Connecticut State, Special Assessment Second Injury Fund,           8,700,000
                      3.60% CP (Caisse Nationale De Credit Agricole, Paris and
                      Credit Communal de Belgique, Brussles LIQs), Mandatory Tender
                      7/23/1998

CONNECTICUT MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 CONNECTICUT--CONTINUED
 $          5,000,000 Connecticut State, Special Assessment Second Injury Fund,      $    5,000,000
                      3.70% CP (Caisse Nationale De Credit Agricole, Paris and
                      Credit Communal de Belgique, Brussles LIQs), Mandatory Tender
                      7/13/1998
            3,000,000 Connecticut State, Special Assessment Second Injury Fund,           3,000,000
                      3.85% CP (Caisse Nationale De Credit Agricole, Paris and
                      Credit Communal de Belgique, Brussles LIQs), Mandatory Tender
                      7/23/1998
           12,000,000 Connecticut State, Special Assessment Unemployment                 12,000,000
                      Compensation Advance Fund, Revenue Bonds (Series 1993C),
                      3.90% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ),
                      Mandatory Tender 7/1/1998
            4,400,000 Connecticut State, UT GO, 4.00% Bonds, 3/15/1999                    4,411,100
            1,080,000 Fairfield, CT, 6.00% Bonds, 1/1/1999                                1,095,854
            1,805,000 Haddam, CT, 3.85% Bonds (AMBAC INS), 7/15/1998                      1,805,000
            8,556,000 Hamden, CT, 4.00% BANs, 8/14/1998                                   8,560,739
           11,900,000 Hartford, CT Redevelopment Authority Weekly VRDNs
                      (Underwood 11,900,000 Towers)/(FSA INS)/ (Barclays Bank
                      PLC, London LIQ)
              700,000 Hartford, CT, 4.00% BANs, 1/28/1999                                   701,505
            6,950,000 Meriden, CT, (Lot B), 4.00% BANs, 8/12/1998                         6,953,383
            1,775,000 Meriden, CT, (Series A), 4.00% BANs, 8/12/1998                      1,777,081
            8,500,000 New Britain, CT, 3.70% BANs, 4/13/1999                              8,509,609
            1,500,000 New Haven, CT Weekly VRDNs (Starter Sportswear)/(Fleet Bank         1,500,000
                      N.A. LOC)
              815,000 North Haven, CT, 5.50% Bonds, 9/1/1998                                819,325
              585,000 Orange, CT, UT GO, 3.80% BANs, 8/20/1998                              585,172
            1,800,000 Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs           1,800,000
                      (Crosby Commons)/(First Union National Bank, North LOC)
              798,000 Southeastern CT Water Authorithy, 3.70% BANs (Connecticut             798,338
                      State GTD), 3/18/1999
            7,500,000 Stamford, CT Housing Authority, Multi-Modal Interchangeable         7,500,000
                      Rate Revenue Bonds (Series 1994) Weekly VRDNs (Morgan Street
                      Project)/(Deutsche Bank, AG LOC)
            5,100,000 Thomaston, CT, 3.70% BANs, 9/23/1998                                5,100,583
            9,120,000 Trumbull, CT, 3.50% BANs, 8/12/1998                                 9,120,463
            4,750,000 Watertown, CT, 3.50% BANs, 9/22/1998                                4,752,183
              500,000 Wolcott, CT, 4.00% BANs, 8/12/1998                                    500,431
                         Total                                                          272,956,100
 PUERTO RICO--8.4%
            9,791,598 (c)Commonwealth of Puerto Rico Municipal Revenues Collection        9,791,598
                      Center, 1997A Lease Trust Weekly VRDNs (ABN AMRO Bank N.V.,
                      Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)
            3,000,000 (c)Commonwealth of Puerto Rico, (Series 1992A) P-Floats             3,000,000
                      PT-140, 3.65% TOBs (FSA INS)/ (Commerzbank AG, Frankfurt
                      LIQ), Mandatory Tender 1/14/1999

CONNECTICUT MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 CONNECTICUT--CONTINUED
 $          5,000,000 Government Development Bank for Puerto Rico (GDB), 3.45% CP,   $    5,000,000
                      Mandatory Tender 7/9/1998
            1,700,000 Puerto Rico Industrial, Medical & Environmental PCA, 3.50% CP       1,700,000
                      (Ana G. Mendez Educational Foundation)/(Banco Santander LOC),
                      Mandatory Tender 9/11/1998
            5,685,000 Puerto Rico Municipal Finance Agency, Revenue Bonds, Series         5,690,830
                      A, 4.50% Bonds, 7/1/1998
                         Total                                                           25,182,428
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                     $ 298,138,528

  Securities that are subject to Alternative Minimum Tax represent 24% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    Tier Rating Based on Total Market Value (Unaudited)

      FIRST TIER    SECOND TIER
         100%           0%
(b) Also represents cost for federal tax purposes.

(c) Denotes a restricted security which is subject to restriction on resales under Federal Securities laws. At April 30, 1998, these securities amounted to $30,509,969 which represents 10% of net assets.

Note: The categories of investments are shown as a percentage of net assets
      ($299,339,834) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit PCA --Pollution Control Authority PCR --Pollution Control Revenue PLC --Public Limited Company TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                      CONNECTICUT MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  298,138,528
 Income receivable                                                                        2,218,583
 Prepaid expenses                                                                             6,866
   Total assets                                                                         300,363,977
 LIABILITIES:
 Income distribution payable                                             $ 862,216
 Payable to Bank                                                           110,589
 Accrued expenses                                                           51,338
   Total liabilities                                                                      1,024,143
 Net Assets for 299,339,921 shares outstanding                                       $  299,339,834
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $299,339,834 / 299,339,921 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                      CONNECTICUT MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 5,551,052
 EXPENSES:
 Investment advisory fee                                                  $   775,767
 Administrative personnel and services fee                                    117,009
 Custodian fees                                                                 4,182
 Transfer and dividend disbursing agent fees and expenses                      23,709
 Directors'/Trustees' fees                                                      2,061
 Auditing fees                                                                  6,464
 Legal fees                                                                     4,656
 Portfolio accounting fees                                                     41,015
 Shareholder services fee                                                     387,883
 Share registration costs                                                      17,585
 Printing and postage                                                           6,776
 Insurance premiums                                                             3,236
 Miscellaneous                                                                  3,039
   Total expenses                                                           1,393,382
 Waivers --
   Waiver of investment advisory fee                        $ (285,000)
   Waiver of shareholder services fee                         (170,669)
     Total waivers                                                           (455,669)
       Net expenses                                                                         937,713
         Net investment income                                                          $ 4,613,339

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                      CONNECTICUT MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                     (UNAUDITED)       OCTOBER 31,
                                                                   APRIL 30, 1998          1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    4,613,339   $     7,830,678
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (4,613,339)       (7,830,678)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         525,971,500       889,231,384
 Net asset value of shares issued to shareholders in payment of         1,259,150         2,819,845
 distributions declared
 Cost of shares redeemed                                             (499,207,158)     (847,823,630)
   Change in net assets resulting from share transactions              28,023,492        44,227,599
     Change in net assets                                              28,023,492        44,227,599
 NET ASSETS:
 Beginning of period                                                  271,316,342       227,088,743
 End of period                                                     $  299,339,834   $   271,316,342

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                              APRIL 30,                   YEAR ENDED OCTOBER 31,
                                                1998       1997       1996       1995       1994       1993**
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.01       0.03       0.03       0.02       0.02       0.02
LESS DISTRIBUTIONS
  Distributions from net investment income      (0.01)     (0.03)     (0.03)     (0.02)     (0.02)     (0.02)
NET ASSET VALUE, END OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)                                  1.49%      3.01%      3.02%      3.31%      2.12%      1.96%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                      0.60%*     0.60%      0.60%      0.60%      0.59%      0.57%
   Net investment income                         2.97%*     2.97%      2.97%      3.26%      2.11%      1.95%
   Expense waiver/reimbursement(b)               0.29%*     0.31%      0.32%      0.30%      0.18%      0.25%
SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)   $299,340   $271,316   $227,089   $184,718   $190,423   $140,446

 * Computed on an annualized basis.

** Prior to November 6, 1992, the fund provided two classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                      CONNECTICUT MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at April 30, 1998 is as follows:

 SECURITY                                                       ACQUISITION DATE     ACQUISITION COST
 Clipper Connecticut Tax Exempt Trust (Series 1994-1) 8/16/1996 - 5/20/1997
 $11,053,371 Connecticut State HFA, PT-1003 11/14/1997 - 11/17/1997 4,565,000
 Connecticut State HFA, Trust Receipts Series 1998 FR/RIA4 4/16/1998 2,100,000
 Commonwealth of Puerto Rico Municipal Revenues 5/30/1997 - 1/8/1998 9,791,598
 Collection Center, 1997A Lease TOPS Commonwealth of Puerto Rico (Series 1992A)
 2/12/1998 3,000,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1998, capital paid-in aggregated $299,339,834. Transactions in shares were as follows:

                                                                      SIX MONTHS ENDED       YEAR ENDED
                                                                       APRIL 30, 1998     OCTOBER 31, 1997
 Shares sold                                                              525,971,500        889,231,384
 Shares issued to shareholders in payment of distributions declared         1,259,150          2,819,845
 Shares redeemed                                                        (499,207,158)       (847,823,630)
   Net change resulting from share transactions                            28,023,492         44,227,599

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $197,735,000 and $217,410,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 52.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.0% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and admininstrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps willl be sufficient to avoid any adverse impact to the fund.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]FEDERATED INVESTORS

CONNECTICUT MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 314229105
0052406 (6/98)
[Graphic]



                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Florida Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing tax-free income free from federal regular income tax. In addition, the fund is free from the Florida intangibles tax.* At the end of the reporting period, the fund's municipal bond holdings were diversified among Florida issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid tax-free dividends of $0.02 per share for Institutional Shares and $0.01 per share for Cash II Shares. The fund's net assets totaled $375.7 million at the end of the reporting period.

Thank you for relying on Florida Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 25- to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities and supply constraints. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Shares on April 30, 1998, was 3.45%* compared to 3.29% at the beginning of the reporting period. The increase in yield was due in large part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 5.72% taxable yield for investors in the highest federal tax bracket. For the Cash II Shares, the seven-day net yield was 3.19%* on April 30, 1998, compared to 3.02% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 5.28% for investors in the highest federal tax bracket. The fund also continued to provide exemption from the State of Florida intangibles tax levy.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future returns. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                        SHARES VOTED    SHARES WITHHELD
                             FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677     119,147,843
 John T. Conroy, Jr.   2,721,162,612     118,880,908
 Peter E. Madden       2,721,333,249     118,710,271
 John E. Murray, Jr.   2,721,558,092     118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                        FLORIDA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.1%
 FLORIDA--88.2%
 $         20,000,000 Brevard County, FL School District, (Series 1997), 3.95%       $   20,006,367
                      TANs, 6/30/1998
              550,000 Brevard County, FL, Greywater Investments II, Ltd. 1997               550,000
                      Weekly VRDNs (Greywater Investments)/(Huntington National
                      Bank, Columbus, OH LOC)
            3,155,000 Broward County, FL HFA, (CR-5), 3.85% TOBs (GNMA 3,155,000
                      COL)/(Citibank N.A., New York LIQ), Optional Tender
                      5/1/1998
            3,700,000 Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda       3,700,000
                      Village Apartments)/ (Marine Midland Bank N.A., Buffalo, NY
                      LOC)
           20,000,000 Broward County, FL, (Series B), 3.40% CP, Mandatory Tender         20,000,000
                      5/13/1998
           17,726,000 Broward County, FL, (Series B), 3.55% CP, Mandatory Tender         17,726,000
                      6/10/1998
            7,000,000 Broward County, FL, (Series B), 3.75% CP, Mandatory Tender          7,000,000
                      5/11/1998
           11,100,000 Broward County, FL, (Series B), 3.75% CP, Mandatory Tender         11,100,000
                      6/17/1998
            1,130,000 Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American       1,130,000
                      Whirlpool Products Corp. Project)/(Nationsbank, N.A.,
                      Charlotte LOC)
            1,000,000 Broward County, FL, IDRB's (Series 1997) Weekly VRDNs (Fast         1,000,000
                      Real Estate Partners, Ltd.)/ (SunTrust Bank, Central Florida
                      LOC)
            6,000,000 Charlotte County, FL School District, (Series 1997), 4.00%          6,002,054
                      TANs, 6/30/1998
            2,000,000 Dade County, FL IDA, IDRB's (Series 1996A) Weekly VRDNs (U.S.       2,000,000
                      Holdings, Inc.)/(First Union National Bank of Florida LOC)
            1,840,000 (b)Escambia County, FL HFA, P-Floats PA-129 Weekly VRDNs            1,840,000
                      (Merrill Lynch Capital Services, Inc. LIQ)
            7,750,000 (b)Escambia County, FL HFA, PT 1017 Weekly VRDNs (GNMA              7,750,000
                      COL)/(Merrill Lynch Capital Services, Inc. LIQ)
            4,335,000 (b)Escambia County, FL HFA, PT-121, 3.75% TOBs (GNMA                4,335,000
                      COL)/(Banco Santander LIQ), Mandatory Tender 3/11/1999
           10,870,000 (b)Escambia County, FL HFA, Variable Rate Certificates,            10,870,000
                      (Series 1997E) Weekly VRDNs (GNMA COL)/(Bank of America, San
                      Francisco LIQ)
            6,890,000 (b)Florida HFA, Homeowner Mortgage Revenue Bonds PT-88
                      6,890,000 (Series 1996-3) Weekly VRDNs (GNMA COL)/(Banco
                      Santander LIQ)
            7,000,000 Florida HFA, Multifamily Housing Revenue Bonds (1985 Series         7,000,000
                      SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co.,
                      Chicago, IL LOC)
            2,000,000 Florida HFA, Series NN, South Pointe Project, 3.85% TOBs            2,000,000
                      (South Pointe Project)/(Chase Manhattan Bank N.A., New York
                      LOC), Mandatory Tender 11/1/1998
            4,000,000 Florida HFA, Series OO, Oaks at Mill Creek Project, 3.85%
                      4,000,000 TOBs (Oaks at Mills Creek)/ (Chase Manhattan
                      Bank N.A., New York LOC), Mandatory Tender 11/1/1998

FLORIDA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $          4,465,000 (b)Florida HFA, Trust Receipts, Series 1998 FR/RI-12 Weekly    $    4,465,000
                      VRDNs (MBIA INS)/(Bank of New York, New York LIQ)
              770,000 Florida State Department of Transportation, (Alligator Alley          771,995
                      Revenue Bonds, Series 1997), 5.50% Bonds (FGIC INS), 7/1/1998
            2,385,000 Florida State, 5.00% Bonds, 7/1/1998                                2,389,849
            1,375,000 Greater Orlando (FL) Aviation Authority, Adjustable Rate            1,375,000
                      (Series 1997), 3.90% TOBs (Signature Flight Support
                      Corp.)/(Bayerische Landesbank Girozentrale LOC), Mandatory
                      Tender 6/1/1998
            5,000,000 Greater Orlando (FL) Aviation Authority, Airport Facilities         5,000,000
                      Subordinated CP Notes (Series B), 3.75% CP, Mandatory Tender
                      6/16/1998
            7,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series         7,000,000
                      1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                      Bank, N.A. LOC)
            4,500,000 Hillsborough County, FL Aviation Authority, Bond Anticipation       4,500,000
                      Commercial Paper Notes, 3.45% CP (Tampa International
                      Airport)/(National Westminster Bank, PLC, London LOC),
                      Mandatory Tender 6/9/1998
            3,100,000 Hillsborough County, FL Aviation Authority, Bond Anticipation       3,100,000
                      Commercial Paper Notes, 3.70% CP (Tampa International
                      Airport)/(National Westminster Bank, PLC, London LOC),
                      Mandatory Tender 6/8/1998
            2,000,000 Hillsborough County, FL IDA Weekly VRDNs (Ringhager
                      Equipment 2,000,000 Co.)/(Mellon Bank N.A., Pittsburgh
                      LOC)
            1,000,000 Hillsborough County, FL IDA, (Series 1988) Weekly VRDNs             1,000,000
                      (Florida Steel Corp.)/(Bankers Trust Co., New York LOC)
            2,000,000 Hillsborough County, FL IDA, (Series 1992) Weekly VRDNs
                      2,000,000 (SIFCO Turbine Component Service)/(National City
                      Bank, Ohio LOC)
            1,390,000 Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly            1,390,000
                      VRDNs (VIGO Importing Company Project)/(Barnett Bank, N.A.
                      LOC)
            1,225,000 Hillsborough County, FL IDA, Variable Rate Demand IRDB's            1,225,000
                      (Series 1996) Weekly VRDNs (Trident Yacht Building
                      Partnership Project)/(First Union National Bank of Florida
                      LOC)
            7,000,000 Indian River County, FL Hospital District, (Series 1985)            7,000,000
                      Weekly VRDNs (Kredietbank N.V., Brussels LOC)
            4,080,000 Indian River County, FL, IDRB's (Series 1997) Weekly VRDNs          4,080,000
                      (Ocean Spray Cranberries, Inc.)/ (Wachovia Bank of NC, N.A.,
                      Winston-Salem LOC)
            1,900,000 Jacksonville, FL HFDC, Health Facilities Revenue Bonds              1,900,000
                      (Series 1996) Weekly VRDNs (Jacksonville Faculty Practice
                      Association Project)/(Nationsbank, N.A., Charlotte LOC)
            6,500,000 Jacksonville, FL IDA, IDRBs (series 1996) Weekly VRDNs              6,500,000
                      (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)
              800,000 Jacksonville, FL Weekly VRDNs (Metal Sales)/(National City            800,000
                      Bank, Kentucky LOC)

FLORIDA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $          3,200,000 Lee County, FL IDA, IDRB (Series 1994) Weekly VRDNs (Baader    $    3,200,000
                      North America Corp.)/ (Deutsche Bank, AG LOC)
            3,000,000 Manatee County, FL Port Authority, (Series 1997), 4.25% BANs,       3,001,687
                      7/1/1998
            3,400,000 Manatee County, FL, IDR Refunding Bonds (Series 1997)
                      Weekly 3,400,000 VRDNs (CFI Manufacturing, Inc.
                      Project)/(Barnett Bank, N.A.
                      LOC)
            2,700,000 Manatee County, FL, Variable/Fixed Rate IDRB's (Series
                      1998) 2,700,000 Weekly VRDNs (Mader Electric,
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            2,400,000 Martin County, FL IDA, Tender Industrial Revenue Bonds              2,400,000
                      (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc.
                      Project)/(SunTrust Banks, Inc. LOC)
           12,700,000 Miami, FL Health Facilities Authority, Health Facilities           12,700,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/(SunTrust Bank, Central
                      Florida LOC)
            2,100,000 Okeechobee County, FL, (Series 1992) Weekly VRDNs (Morgan           2,100,000
                      Guaranty Trust Co., New York LOC)
            5,893,000 Orange County, FL HFA, (Series 1997A) Weekly VRDNs (Regal           5,893,000
                      Pointe Apartments Project)/ (Nationsbank, N.A., Charlotte
                      LOC)
           11,000,000 Orange County, FL School District, (Series 1997), 4.25% TANs,      11,021,950
                      9/15/1998
           13,400,000 Osceola County, FL HFA, Multifamily Housing Revenue Bonds          13,400,000
                      (Series 1998A) Weekly VRDNs (Arrow Ridge Apartments)/(Amsouth
                      Bank N.A., Birmingham LOC)
            7,000,000 Palm Beach County, FL HFA, SFM Revenue Bonds, (Series 1997B),       7,000,000
                      3.95% TOBs (Bayerische Landesbank Girozentrale), Mandatory
                      Tender 7/1/1998
           20,000,000 Palm Beach County, FL School District, (Series 1997), 4.50%        20,067,088
                      TANs, 10/13/1998
            3,500,000 (b)Pinellas County Industry Council, FL, IDRB (Series 1994)         3,500,000
                      Weekly VRDNs (Genca Corporation Project)/(PNC Bank, Ohio,
                      N.A. LOC)
            2,543,000 Pinellas County Industry Council, FL, IDRB (Series 1995)            2,543,000
                      Weekly VRDNs (ATR International Inc., Project)/(First Union
                      National Bank of Florida LOC)
            7,500,000 Pinellas County, FL HFA, Single Family Housing revenue Bonds        7,500,000
                      (1998 Series B), 3.70% TOBs (Trinity Funding Co.), Mandatory
                      Tender 2/1/1999
           12,000,000 Pinellas County, FL Health Facility Authority Daily VRDNs          12,000,000
                      (Chase Manhattan Bank N.A., New York LOC)
            2,000,000 (b)Pinellas County, FL Health Facility Authority, SFM Revenue       2,000,000
                      Bonds (Series PA-92) Weekly VRDNs (GNMA COL)/(Merrill Lynch
                      Capital Services, Inc. LIQ)
            4,000,000 Putnam County, FL Development Authority, Floating/Fixed Rate        4,000,000
                      Poll Control Revenue Bonds (Pooled Series 1984 H-4), 3.50%
                      TOBs (Seminole Electric Cooperative, Inc (FL))/(National
                      Rural Utilities Cooperative Finance Corp. LOC), Optional
                      Tender 9/15/1998

FLORIDA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $          8,150,000 Putnam County, FL Development Authority, PCR Bonds (Series     $    8,150,000
                      1984H) Weekly VRDNs (Seminole Electric Cooperative, Inc
                      (FL))/(National Rural Utilities Cooperative Finance Corp.
                      LOC)
            1,520,000 (b)Sarasota County, FL IDRB, (Series 1994) Monthly VRDNs            1,520,000
                      (Resource Recovery Systems of Sarasota Project)/(Fleet
                      National Bank, Springfield, MA LOC)
            1,100,000 Sumter County, FL IDA Weekly VRDNs (Great Southern Wood             1,100,000
                      Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            3,300,000 Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum &       3,300,000
                      Glass Co., Inc. Project)/ (Mellon Bank N.A., Pittsburgh LOC)
            1,575,000 Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(Wells Fargo       1,575,000
                      Bank, Arizona LOC)
            2,700,000 Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.          2,700,000
                      Project)/(Barnett Bank, N.A. LOC)
                        Total                                                           331,322,990
 ALABAMA--2.8%
            5,000,000 Alabama HFA, Multifamily Revenue Bonds (Series 1997) Weekly         5,000,000
                      VRDNs (YW Housing Partners, Ltd. Project)/(Amsouth Bank N.A.,
                      Birmingham LOC)
            2,575,000 St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco         2,575,000
                      Industries, Inc.)/(National Australia Bank, Ltd., Melbourne
                      LOC)
            1,500,000 Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead
                      Farm 1,500,000 Group, Inc.)/(Regions Bank, Alabama LOC)
            1,500,000 Troy, AL IDB, IRB's (Series 1996A) Weekly VRDNs (Hudson             1,500,000
                      Sauces & Dressings, Inc.)/ (Amsouth Bank N.A., Birmingham
                      LOC)
                        Total                                                            10,575,000
 MISSISSIPPI--2.9%
           10,700,000 Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A.,      10,700,000
                      Inc.)
 PENNSYLVANIA--4.6%
            4,000,000 Pennsylvania State Higher Education Assistance Agency,              4,000,000
                      Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                      Weekly VRDNs (Student Loan Marketing Association LOC)
            8,500,000 Philadelphia, PA, GO Series 1990, 4.60% CP (Fuji Bank,
                      Ltd., 8,500,000 Tokyo LOC), Mandatory Tender 5/19/1998
            4,800,000 Philadelphia, PA, GO Series 1990, 4.60% CP (Fuji Bank,
                      Ltd., 4,800,000 Tokyo LOC), Mandatory Tender 5/21/1998
                        Total                                                            17,300,000

FLORIDA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--0.6%
 $          1,500,000 Sevier County, TN Public Building Authority, Local Government  $    1,500,000
                      Improvement Bonds, (Series II-G-2) Weekly VRDNs (Knoxville,
                      TN)/(AMBAC INS)/(Kredietbank N.V., Brussels LIQ)
              900,000 Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper              900,000
                      Container Corporation Project)/ (SunTrust Bank, Nashville
                      LOC)
                        Total                                                             2,400,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 372,297,990


   Securities that are subject to Alternative Minimum Tax represent 57.9% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

      FIRST TIER    SECOND TIER
         96.43%       3.57%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $43,170,000 which represents 11.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($375,678,172) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper FGIC --Financial Guaranty Insurance Company GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured IRB --Industrial Revenue Bond LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PLC --Public Limited Company SFM --Single Family Mortgage TANs --Tax Anticipation Notes TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                        FLORIDA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  372,297,990
 Cash                                                                                       593,141
 Income receivable                                                                        3,603,601
 Prepaid expenses                                                                            16,981
 Deferred organizational costs                                                                4,163
 Other assets                                                                                 7,538
   Total assets                                                                         376,523,414
 LIABILITIES:
 Income distribution payable                                             $ 767,774
 Accrued expenses                                                           77,468
   Total liabilities                                                                        845,242
 NET ASSETS for 375,678,172 shares outstanding                                       $  375,678,172
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $276,079,378 / 276,079,378 shares outstanding                                                $1.00
 CASH II SHARES:
 $99,598,794 / 99,598,794 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                        FLORIDA MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 12,985,778
 EXPENSES:
 Investment advisory fee                                                  $ 1,429,519
 Administrative personnel and services fee                                    269,513
 Custodian fees                                                                22,949
 Transfer and dividend disbursing agent fees and expenses                      38,317
 Directors'/Trustees' fees                                                      3,710
 Auditing fees                                                                  6,516
 Legal fees                                                                     4,745
 Portfolio accounting fees                                                     71,992
 Distribution services fee--Cash II Shares                                    178,715
 Shareholder services fee--Institutional Shares                               714,735
 Shareholder services fee--Cash II Shares                                     178,715
 Share registration costs                                                      17,181
 Printing and postage                                                          10,834
 Insurance premiums                                                             3,310
 Miscellaneous                                                                  5,172
   Total expenses                                                           2,955,923
 Waivers--
   Waiver of investment advisory fee                        $ (439,322)
   Waiver of distribution services fee--Cash II Shares         (35,743)
   Waiver of shareholder services fee--Institutional          (171,536)
   Shares
     Total waivers                                                           (646,601)
       Net expenses                                                                       2,309,322
         Net investment income                                                         $ 10,676,456

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                        FLORIDA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                   (UNAUDITED)         OCTOBER 31,
                                                                 APRIL 30, 1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     10,676,456   $      18,019,018
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                              (8,647,018)        (15,508,497)
   Cash II Shares                                                    (2,029,438)         (2,510,521)
     Change in net assets resulting from distributions to           (10,676,456)        (18,019,018)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,720,131,322       1,742,878,407
 Net asset value of shares issued to shareholders in payment          6,768,731          11,374,153
 of distributions declared
 Cost of shares redeemed                                         (1,893,838,294)     (1,744,452,792)
   Change in net assets resulting from share transactions          (166,938,241)          9,799,768
     Change in net assets                                          (166,938,241)          9,799,768
 NET ASSETS:
 Beginning of period                                                542,616,413         532,816,645
 End of period                                                 $    375,678,172   $     542,616,413

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                          (UNAUDITED)
                                             ENDED           YEAR ENDED
                                           APRIL 30,         OCTOBER 31,
                                             1998         1997       1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                       0.01        0.03        0.03
 LESS DISTRIBUTIONS
    Distributions from net investment income   (0.01)      (0.03)      (0.03)
 NET ASSET VALUE, END OF PERIOD               $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                1.41%       2.94%       2.80%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                    0.85%*      0.79%       0.65%*
    Net investment income                       2.84%*      2.88%       3.07%*
    Expense waiver/reimbursement(c)             0.18%*      0.24%       0.43%*
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)  $99,599     $62,756     $31,824

* Computed on an annualized basis.

(a) Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS
                                                  (UNAUDITED)
                                                     ENDED
                                                    APRIL 30,          YEAR ENDED OCTOBER 31,
                                                      1998        1997     1996      1995   1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.02      0.03      0.03      0.04     0.004
 LESS DISTRIBUTIONS
   Distributions from net investment income             (0.02)    (0.03)    (0.03)    (0.04)   (0.004)
 NET ASSET VALUE, END OF PERIOD                        $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                         1.54%     3.20%     3.20%     3.60%    0.35%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                              0.59%*    0.54%     0.49%     0.45%    0.28%*
   Net investment income                                 3.02%*    3.15%     3.17%     3.58%    3.28%*
   Expense waiver/reimbursement(c)                       0.18%*    0.25%     0.34%     0.42%    1.03%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $276,079  $479,860  $500,993  $153,347  $53,966

* Computed on an annualized basis.

(a) Reflects operations for the period from September 12, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994, the fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                        FLORIDA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:



 SECURITY                                        ACQUISITION DATE    ACQUISITION COST
 Escambia Cty, FL HFA P-Floats PA-129               12/2/1996          $ 1,840,000
 Escambia Cty, FL HFA, PT 1017                       4/9/1998            7,750,000
 Escambia Cty, FL HFA PT-121, 3.75% TOBs             4/2/1998            4,335,000
 Escambia Cty, FL HFA Variable Rate Cert.            6/5/1997           10,870,000
 FL HFA HMRB PT-88                                  9/27/1996            6,890,000
 FL HFA, Trust Receipts                             2/12/1998            4,465,000
 Pinellas County Industry Council, FL IDRB    11/29/1994 & 1/18/1995     3,500,000
 Pinellas County FL HFA SFM Rev. Bonds               3/3/1995            2,000,000
 Sarasota County FL IDRB                           11/15/1994            1,520,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited numbers of full and fractional shares of beneficial interest (without par value) for each claas of shares.

Transactions in shares were as follows:

                                                                       SIX MONTHS
                                                                       (UNAUDITED)
                                                                          ENDED        YEAR ENDED
                                                                        APRIL 30,      OCTOBER 31,
 INSTITUTIONAL SHARES                                                     1998            1997
 Shares sold                                                          1,237,727,905   1,408,372,551
 Shares issued to shareholders in payment of distributions declared       6,680,146      11,369,710
 Shares redeemed                                                    (1,448,189,173) (1,440,874,666)
   Net change resulting from Institutional Share transactions         (203,781,122)    (21,132,405)

                                                                       SIX MONTHS
                                                                       (UNAUDITED)
                                                                          ENDED        YEAR ENDED
                                                                        APRIL 30,      OCTOBER 31,
 CASH II SHARES                                                           1998            1997
 Shares sold                                                            482,403,417     334,505,856
 Shares issued to shareholders in payment of distributions declared          88,585           4,443
 Shares redeemed                                                      (445,649,121)   (303,578,126)
   Net change resulting from Cash II Share transactions                  36,842,881      30,932,173
     Net change resulting from share transactions                     (166,938,241)       9,799,768

At April 30, 1998, capital paid-in aggregated $375,678,172.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                           PERCENTAGE OF AVERAGE
 SHARE CLASS             DAILY NET ASSETS OF CLASS
 Institutional Shares            0.25%
 Cash II Shares                  0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended April 30, 1998, the Institutional Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $15,374 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following effective date. For the period ended April 30, 1998, the Fund expensed $4,720 of organizational expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,172,006,160 and $1,355,412,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 48.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 3.6% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]FEDERATED INVESTORS

Florida Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229758
Cusip 314229683
G00827-02 (6/98)

[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Georgia Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Georgia state income tax*--through a portfolio concentrated in high-quality, short-term Georgia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share. The fund's net assets totaled $140.4 million at the end of the reporting period.

Thank you for relying on Georgia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 35- to 55-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund on April 30, 1998, was 3.76% compared to 3.37% at the beginning of the reporting period.* The increase in yield was partly due to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.91% taxable yield for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                                  SHARES VOTED      SHARES WITHHELD
                                      FOR              AUTHORITY
 Thomas G. Bigley                2,720,895,677       119,147,843
 John T. Conroy, Jr.             2,721,162,612       118,880,908
 Peter E. Madden                 2,721,333,249       118,710,271
 John E. Murray, Jr.             2,721,558,092       118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

PORTFOLIO OF INVESTMENTS
GEORGIA MUNICIPAL CASH TRUST
APRIL 30, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.2%
                     GEORGIA--98.9%
 $         4,400,000 Athens-Clarke County, GA IDA, (Series 1988), 3.70% CP (Rhone    $    4,400,000
                     Merieux, Inc. Project)/ (Societe Generale, Paris LOC),
                     Mandatory Tender 7/9/1998
           1,500,000 Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs             1,500,000
                     (Armagh Capital Resource, LLC)/ (Wachovia Bank of Georgia
                     N.A., Atlanta LOC)
           2,000,000 Atlanta, GA, Airport Facilities Revenue Refunding Bonds              2,018,431
                     (Series 1996), 5.25% Bonds (Hartsford Atlanta International
                     Airport)/(AMBAC INS), 1/1/1999
           1,600,000 Atlanta, GA, Urban Residential Finance Authority, Multifamily        1,600,000
                     Housing Revenue Bonds (Series 1995) Weekly VRDNs (West End
                     Housing Development Project)/(First Union National Bank,
                     Charlotte, NC LOC)
           2,120,000 Brunswick and Glynn County, GA Development Authority,                2,120,000
                     Multi-Mode Variable Rate IDRB's (Series 1996) Weekly VRDNs
                     (Daewoo Equipment Corp.)/(KeyBank, N.A. LOC)
           3,800,000 Brunswick, GA, Housing Authority, (Series S93) Weekly VRDNs          3,800,000
                     (Island Square Apartments)/ (Columbus Bank and Trust Co., GA
                     LOC)
           5,000,000 Burke County, GA Development Authority, (Series 1997B), 3.80%        5,000,000
                     Bonds (Oglethorpe Power Corp.)/(AMBAC INS), 5/28/1998
           1,090,000 Carrollton, GA, (Series 1998), 3.60% Bonds, 2/1/1999
           1,090,000 1,615,000 Cherokee County, GA Development Authority, IDRB
           Weekly VRDNs 1,615,000
                     (Morrison Products, GA)/ (KeyBank, N.A. LOC)
           7,000,000 Clayton County, GA Housing Authority, Multifamily Housing            7,000,000
                     Revenue Bonds (Series 1997) Weekly VRDNs (Hyde Park Club
                     Apartments)/(KeyBank, N.A. LOC)
             550,000 Clayton County, GA Housing Authority, Revenue Refunding Bonds          550,000
                     (Series 1992) Weekly VRDNs (Oxford Townhomes Project)/(Amsouth
                     Bank N.A., Birmingham LOC)
           2,295,000 Cobb County, GA IDA Weekly VRDNs (Atlanta RDC Co.)/(First            2,295,000
                     Union National Bank, Charlotte, NC LOC)
           3,175,000 Cobb County, GA IDA, (Series 1997) Weekly VRDNs (Wyndham             3,175,000
                     Gardens)/(Bankers Trust Co., New York LOC)
           1,700,000 Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs                 1,700,000
                     (Consolidated Engineering Company, Inc. Project)/(Nationsbank,
                     N.A., Charlotte LOC)
             870,000 Columbia County, GA Development Authority, (Series 1991)               870,000
                     Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of
                     Georgia N.A., Atlanta LOC)
             885,000 Columbus, GA IDA, (Series 90B) Weekly VRDNs (R. P. Real                885,000
                     Estate, Inc.)/(Columbus Bank and Trust Co., GA LOC)
           4,200,000 Conyers-Rockdale-Big Haynes, GA Impoundment Authority, (Series       4,203,558
                     1997), 4.00% BANs, 12/1/1998

 GEORGIA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     GEORGIA--CONTINUED
 $         3,000,000 Coweta County, GA IDA, (Series 1995) Weekly VRDNs (Lanelco      $    3,000,000
                     L.L.C. Project)/(NBD Bank, Michigan LOC)
           6,000,000 Crisp County, GA Development Authority, (Series B), 4.10% TOBs       6,000,000
                     (Masonite Corporation)/ (International Paper Co. GTD),
                     Optional Tender 9/1/1998
           1,375,000 De Kalb County, GA Development Authority, (Series 1992) Weekly       1,375,000
                     VRDNs (House of Cheatham, Inc. Project)/(Nationsbank, N.A.,
                     Charlotte LOC)
             600,000 De Kalb County, GA Development Authority, (Series 1993) Weekly         600,000
                     VRDNs (Pet, Inc.)/ (PNC Bank, N.A. LOC)
           2,000,000 De Kalb County, GA Development Authority, (Series 1995) Weekly       2,000,000
                     VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)
           1,215,000 De Kalb County, GA Development Authority, (Series 1996) Weekly       1,215,000
                     VRDNs (DeKalb Steel, Inc.)/ (SouthTrust Bank of Georgia,
                     Atlanta LOC)
           4,000,000 De Kalb County, GA Multifamily Housing Authority, Multifamily        4,000,000
                     Housing Revenue Bonds (Series 1996) Weekly VRDNs (Bryton Hill
                     Apartments)/(PNC Bank, Kentucky LOC)
           3,100,000 Douglas County, GA Development Authority, (Series 1997) Weekly       3,100,000
                     VRDNs (Austral Insulated Products, Inc.)/(Regions Bank,
                     Alabama LOC)
             740,000 Douglas County, GA Development Authority, (Series 1997) Weekly         740,000
                     VRDNs (Paul B. Goble)/ (Wachovia Bank of Georgia N.A., Atlanta
                     LOC)
           3,500,000 Douglas County, GA, 3.80% TANs, 12/30/1998 3,502,054
           3,000,000 Forsyth County, GA School District, 5.50% Bonds, 2/1/1999
           3,041,824 1,000,000 Forsythe County, GA Development Authority, IDRB
           (Series 1995) 1,000,000
                     Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank AG,
                     Frankfurt LOC)
           2,740,000 Franklin County, GA Industrial Building Authority, (Series           2,740,000
                     1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                     N.V., Amsterdam LOC)
           3,400,000 Fulton County, GA Development Authority, (Series 1998) Weekly        3,400,000
                     VRDNs (Morehouse School of Medicine)/(SunTrust Bank, Atlanta
                     LOC)
           2,200,000 Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing,       2,200,000
                     Inc.)
           2,930,000 Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging,                2,930,000
                     Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)
           2,000,000 Fulton County, GA IDA, (Series 1997) Weekly VRDNs (In-Store          2,000,000
                     Media Corp.)/(SunTrust Bank, Atlanta LOC)
             300,000 Gainesville, GA Redevelopment Authority, IDRB (Series 1986)            300,000
                     Weekly VRDNs (Hotel of Gainesville Associates
                     Project)/(Regions Bank, Alabama LOC)
           2,000,000 Georgia Municipal Electric Authority, Series S, 7.25% Bonds          2,086,738
                     (United States Treasury PRF), 1/1/1999 (@102)
           1,900,000 Georgia Ports Authority, (Series 1996A) Weekly VRDNs                 1,900,000
                     (Colonel's Island Terminal)/ (SunTrust Bank, Atlanta LOC)

 GEORGIA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     GEORGIA--CONTINUED
 $         3,135,000 Gwinnett County, GA IDA, (Series 1996) Weekly VRDNs (Sidel,     $    3,135,000
                     Inc. Project)/ (Nationsbank, N.A., Charlotte LOC)
             630,000 Gwinnett County, GA IDA, (Series 1997) Weekly VRDNs (Virgil
                     R. 630,000 Williams, Jr.)/(Wachovia Bank of Georgia N.A.,
                     Atlanta LOC)
           1,250,000 Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett          1,250,000
                     Co.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
           1,500,000 Jefferson, GA Development Authority, (Series 1997) Weekly            1,500,000
                     VRDNs (Ringwood Containers, L.P.)/(Wachovia Bank of Georgia
                     N.A., Atlanta LOC)
           3,180,000 La Grange, GA, Multifamily Housing Authority, Revenue Bonds,         3,180,000
                     4.40% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank
                     and Trust Co., GA LOC), Optional Tender 5/1/1998
           3,000,000 La Grange, GA, Multifamily Housing Authority, Revenue Bonds,         3,000,000
                     4.40% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and
                     Trust Co., GA LOC), Optional Tender 5/1/1998
           2,750,000 Lowndes County Schools, GA, 4.15% TANs, 12/31/1998                   2,753,554
             700,000 Macon-Bibb County, GA Industrial Authority, IDRB (Series 1990)         700,000
                     Weekly VRDNs (Diamond Plastics Corp. Project)/(Nationsbank,
                     N.A., Charlotte LOC)
           4,470,000 (b)Marietta, GA Housing Authority, Multifamily Housing Revenue       4,470,000
                     Bonds (Series 1995) Weekly VRDNs (Chalet Apartments
                     Project)/(General Electric Capital Corp. LOC)
             565,000 Milledgeville & Baldwin County, GA Development Authority,              565,000
                     (Series 1997) Weekly VRDNs (Oconee Area Properties,
                     Inc.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
           5,330,000 Monroe County, GA Development Authority IDRB, (Series 1997A),        5,330,000
                     3.90% TOBs (Oglethorpe Power Corp.), Optional Tender 5/28/1998
           2,250,000 Monroe County, GA Development Authority IDRB, Pollution              2,250,000
                     Control Revenue Bonds (First Series 1997) Daily VRDNs (Georgia
                     Power Co.)/(Georgia Power Co. GTD)
           5,435,000 Municipal Electric Authority of Georgia, (Series 1985A), 3.60%       5,435,000
                     CP (Bayerische Landesbank Girozentrale, Credit Suisse First
                     Boston and Morgan Guaranty Trust Co., New York LOCs),
                     Mandatory Tender 5/14/1998
           3,100,000 Rockdale County, GA Development Authority, (Series 1995)             3,100,000
                     Weekly VRDNs (Great Southern Wood Preserving Co.)/(SunTrust
                     Bank, Central Florida LOC)
             600,000 Rockdale County, GA Hospital Authority, Revenue Anticipation           600,000
                     Certificates (Series 1994) Weekly VRDNs (Rockdale
                     Hospital)/(SunTrust Bank, Atlanta LOC)
           3,490,000 Rome, GA, 4.00% TANs, 12/31/1998                                     3,494,512
           1,000,000 Wayne County, GA, IDA, Revenue Bonds, (Series 1995) Weekly           1,000,000
                     VRDNs (Harsco Corp.)/ (Nationsbank, N.A., Charlotte LOC)
           3,665,000 Whitfield County, GA Development Authority Weekly VRDNs              3,665,000
                     (Franklin Industries Inc., Project)/(Nationsbank, N.A.,
                     Charlotte LOC)
           1,880,000 Whitfield County, GA Development Authority, (Series 1996)            1,880,000
                     Weekly VRDNs (AMC International, Inc. Project)/(SouthTrust
                     Bank of Alabama, Birmingham LOC)
                     TOTAL                                                              138,890,671

 GEORGIA MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
                     PUERTO RICO--0.3%
 $           405,387 (b)ABN AMRO Chicago Corp. 1997A LeaseTOPS Trust Weekly VRDNs    $      405,387
                     (Commonwealth of Puerto Rico Municipal Revenues Collection
                     Center)/(ABN AMRO Bank N.V., Amsterdam LIQ)/ (State Street
                     Bank and Trust Co. LOC)
                     TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                         $ 139,296,058


Securities that are subject to Alternative Minimum Tax represent 57.6% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

  FIRST TIER    SECOND TIER
     95.69%       4.31%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $4,875,387 which represents 3.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($140,436,478) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper GTD --Guaranty IDA --Industrial Development Authority IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOCs --Letters of Credit LOC --Letter of Credit LP --Limited Partnership PRF --Prerefunded TANs --Tax Anticipation Notes TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
GEORGIA MUNICIPAL CASH TRUST
APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  139,296,058
 Cash                                                                                       313,868
 Income receivable                                                                        1,124,178
 Receivable for shares sold                                                                 115,000
 Deferred expenses                                                                           20,593
 Deferred organizational costs                                                                8,307
   Total assets                                                                         140,878,004
 LIABILITIES:
 Income distribution payable                                             $ 423,667
 Accrued expenses                                                           17,859
   Total liabilities                                                                        441,526
 Net Assets for 140,436,478 shares outstanding                                       $  140,436,478
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $140,436,478 / 140,436,478 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
GEORGIA MUNICIPAL CASH TRUST
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 3,070,707
 EXPENSES:
 Investment advisory fee                                                  $   400,189
 Administrative personnel and services fee                                     61,987
 Custodian fees                                                                 3,222
 Transfer and dividend disbursing agent fees and expenses                      12,218
 Directors'/Trustees' fees                                                        727
 Auditing fees                                                                  5,433
 Legal fees                                                                     3,406
 Portfolio accounting fees                                                     21,630
 Shareholder services fee                                                     200,095
 Share registration costs                                                      10,281
 Printing and postage                                                           4,848
 Insurance premiums                                                             2,253
 Miscellaneous                                                                  4,172
   Total expenses                                                             730,461
 Waivers--
   Waiver of investment advisory fee                        $ (290,253)
   Waiver of shareholder services fee                          (48,023)
     Total waivers                                                          (338,276)
       Net expenses                                                                         392,185
         Net investment income                                                          $ 2,678,522

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
GEORGIA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                    (UNAUDITED)      OCTOBER 31,
                                                                  APRIL 30, 1998         1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    2,678,522   $     5,103,583
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (2,678,522)       (5,103,583)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         345,146,509       584,493,087
 Net asset value of shares issued to shareholders in payment of         1,452,517         2,937,442
 distributions declared
 Cost of shares redeemed                                             (328,020,751)     (588,512,359)
   Change in net assets resulting from share transactions              18,578,275        (1,081,830)
     Change in net assets                                              18,578,275        (1,081,830)
 NET ASSETS:
 Beginning of period                                                  121,858,203       122,940,033
 End of period                                                     $  140,436,478   $   121,858,203

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                                  ENDED
                                               (UNAUDITED)
                                                 APRIL 30,      YEAR ENDED OCTOBER 31,
                                                   1998      1997       1996      1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00    $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.02      0.03       0.03       0.01
LESS DISTRIBUTIONS
  Distributions from net investment income        (0.02)    (0.03)     (0.03)     (0.01)
NET ASSET VALUE, END OF PERIOD                   $ 1.00    $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)                                    1.67%     3.38%      3.37%      0.73%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.49%*    0.49%      0.46%      0.25%*
  Net investment income                            3.35%*    3.33%      3.31%      3.81%*
  Expense waiver/reimbursement(c)                  0.42%*    0.43%      0.52%      0.75%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $140,436  $121,858    $122,940   $111,278

* Computed on an annualized basis.

(a) Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
GEORGIA MUNICIPAL CASH TRUST
APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at April 30, 1998 is as follows:

 SECURITY                              ACQUISITION DATE      ACQUISITION COST
 Marietta, GA Housing Authority      12/9/1996-1/23/1997       $4,470,000
 ABN AMRO Chicago Corp.                  1/27/1998                405,387

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1998, capital paid-in-aggregated $140,436,478.

Transactions in shares were as follows:

                                                                       Six Months Ended     Year Ended
                                                                        April 30, 1998   October 31, 1997
 Shares sold                                                              345,146,509      584,493,087
 Shares issued to shareholders in payment of distributions declared         1,452,517        2,937,442
 Shares redeemed                                                        (328,020,751)     (588,512,359)
   Net change resulting from share transactions                            18,578,275       (1,081,830)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $13,648 were borne initially by Adviser for these expenses. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized during the five-year period following the Funds effective date. For the period ended April 30, 1998, the Fund paid $2,325 pursuant to this agreement.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $273,219,497 and $261,606,437 respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 77% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and admininstrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps willl be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
                           Executive Vice President,
                           Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Georgia Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS APRIL 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314229691
G01478-01 (6/98)


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and its financial statements. Financial data is included for the Fund's Institutional Service Shares and Boston 1784 Funds Shares.

The Fund is a convenient way to keep your ready cash pursuing double-tax-free income--free from federal regular income tax and Massachusetts state income tax*--through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the Fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the Fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the Fund paid double tax-free dividends totaling $0.02 per share for both Institutional Service Shares and Boston 1784 Funds Shares. The Fund's total net assets reached $353.5 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the Fund's six-month reporting period?

A. During the Fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, with the expectation that wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight to quality by investors seeking a safe haven from the turmoil overseas also drove the yields of T-bills lower.

Reflecting aggressive demand for T-bills, yields on one year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January and to 3.50% in February due to supply constraints and fears that the impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the Fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors in the 35% or higher federal tax brackets.

Q. What was your strategy for the Fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 59 days. The Fund remained in a 55- to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the Fund performed?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998, was 3.45%* compared to 3.07% at the beginning of the reporting period. The increase in yield was due in part to technical factors related to income tax payments by individuals in April. The latest yield was equivalent to a 7.13% taxable yield for investors in the highest federal and state tax brackets. For the Boston 1784 Funds Shares, the seven-day net yield was 3.43%* on April 30, 1998, compared to 3.05% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 7.09% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the Fund. We will continue to watch market developments with great interest in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future returns. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

    SHARES VOTED            SHARES WITHHELD
         FOR                   AUTHORITY
 Thomas G. Bigley      2,720,895,677 119,147,843
 John T. Conroy, Jr.   2,721,162,612 118,880,908
 Peter E. Madden       2,721,333,249 118,710,271
 John E. Murray, Jr.   2,721,558,092 118,487,428

On February 24, 1998, the record date for shareholders of Massachusetts Municipal Trust (the "Fund") voting at the meeting, there were 342,768,496 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the Fund's fundamental investment policy on diversification of its investments.

The results of shareholders voting were as follows:

 SHARES VOTED    SHARES VOTED     SHARES       BROKER
     FOR            AGAINST       ABSTAIN      NON VOTE
 187,107,075        538,605      6,647,324    35,774,603

AGENDA ITEM 3: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

The results of shareholders voting were as follows:

 SHARES VOTED    SHARES VOTED     SHARES       BROKER
     FOR            AGAINST      ABSTAIN      NON VOTE
 183,375,866       3,458,091    7,459,047    35,774,603

* The following Trustees of the Trust continued their terms: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--100.0%
 MASSACHUSETTS--96.6%
 $          5,720,000 Amherst-Pelham Regional School District, MA, 4.00% BANs,       $    5,720,943
                      5/21/1998
            5,000,000 Amherst-Pelham Regional School District, MA, 4.25% BANs,            5,002,584
                      7/20/1998
            8,703,000 Ashland, MA, 4.00% BANs, 12/10/1998                                 8,723,586
            1,245,000 Attleboro, MA, 4.00% BANs, 12/22/1998                               1,247,246
            3,800,000 Boston, MA, UT GO, 4.50% Bonds (FGIC INS), 1/1/1999                 3,822,273
            1,000,000 Brockton, MA, 4.50% Bonds (MBIA INS), 4/1/1999                      1,007,071
            2,000,000 Canton, MA, 4.25% BANs, 9/17/1998                                   2,002,194
            1,800,000 Central Berkshire, MA Regional School District, 4.25% BANs,         1,800,855
                      7/15/1998
           12,944,250 Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank       12,944,250
                      and Trust Co. LIQ)
            3,465,000 Clipper, MA Tax Exempt Trust, (Series 1994-1) Weekly VRDNs          3,465,000
                      (Massachusetts State HFA)/ (MBIA INS)/(State Street Bank and
                      Trust Co. LIQ)
            3,000,000 Commonwealth of Massachusetts Weekly VRDNs (AMBAC                   3,000,000
                      INS)/(Citibank N.A., New York LIQ)
           23,380,000 Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs        23,380,000
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)
            5,000,000 Everett, MA, 4.00% BANs (Fleet National Bank, Springfield, MA       5,016,973
                      LOC), 3/18/1999
            3,780,000 Fall River, MA, 4.25% BANs (Fleet National Bank,
                      Springfield, 3,783,653 MA LOC), 8/14/1998
            3,200,000 Framingham, MA IDA Weekly VRDNs (Perini Corp.)/(Barclays Bank       3,200,000
                      PLC, London LOC)
            2,290,000 Framingham, MA, 4.00% BANs, 2/5/1999                                2,295,894
            3,125,000 Hingham, MA, 4.00% BANs, 10/30/1998                                 3,130,905
            2,500,000 Holden, MA, 4.25% BANs, 10/1/1998                                   2,503,519
            2,100,000 Ipswich, MA, 4.00% BANs, 11/19/1998                                 2,104,512
           16,000,000 Massachusetts Bay Transit Authority, (Series C), 3.65% CP          16,000,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/27/1998
            3,200,000 Massachusetts Bay Transit Authority, (Series C), 3.85% CP           3,200,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/21/1998
            7,000,000 Massachusetts Bay Transit Authority, (Series C), 3.90% CP           7,000,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/26/1998
           16,100,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham &             16,100,000
                      Women's Hospital)/(Sanwa Bank Ltd., Osaka LOC)
            2,000,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott               2,000,000
                      College)/(BankBoston, N.A. LOC)
            3,125,000 Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home       3,125,000
                      For Little Wanderers)/(BankBoston, N.A. LOC)

MASSACHUSETTS MUNICIPAL CASH TRUST

    PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--CONTINUED
 $          2,000,000 Massachusetts HEFA, (Series B) Weekly VRDNs (Clark             $    2,000,000
                      University)/(Sanwa Bank Ltd., Osaka LOC)
           10,000,000 Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark
                      Health 10,000,000 System)/(FSA INS)/(Fleet National Bank,
                      Springfield, MA LIQ)
            2,247,000 Massachusetts HEFA, (Series E) Weekly VRDNs (Williams               2,247,000
                      College, MA)
            8,615,000 Massachusetts HEFA, (Series F) Weekly VRDNs (Children's             8,615,000
                      Hospital of Boston)
            6,000,000 Massachusetts HEFA, 3.50% CP (Harvard University), Mandatory        6,000,000
                      Tender 5/20/1998
           11,000,000 Massachusetts HEFA, 3.50% CP (Harvard University), Mandatory       11,000,000
                      Tender 5/22/1998
            1,300,000 Massachusetts IFA Weekly VRDNs (Groton School)/(National            1,300,000
                      Westminster Bank, PLC, London LOC)
            7,190,000 Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State       7,190,000
                      Street Bank and Trust Co. LOC)
            1,910,000 Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford           1,910,000
                      College Issue)/(BankBoston, N.A. LOC)
              300,000 Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water          300,000
                      Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)
            3,300,000 Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden               3,300,000
                      Haverhill)/(Union Bank of Switzerland, Zurich LOC)
           14,100,000 Massachusetts IFA, (Series 1992B), 3.65% CP (New England           14,100,000
                      Power Co.), Mandatory Tender 5/28/1998
            4,000,000 Massachusetts IFA, (Series 1992B), 3.70% CP (New England            4,000,000
                      Power Co.), Mandatory Tender 5/29/1998
            5,900,000 Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty          5,900,000
                      Trust)/(Fleet National Bank, Springfield, MA LOC)
            6,000,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard              6,000,000
                      House)/(Fleet Bank N.A. LOC)
            5,800,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead            5,800,000
                      Institute for Biomedical Research)
            7,100,000 Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury              7,100,000
                      College)/(BankBoston, N.A. LOC)
            2,500,000 Massachusetts IFA, (Series 1997) Weekly VRDNs
                      (Massachusetts 2,500,000 Society for the Prevention of
                      Cruelty to Animals)/(Fleet National Bank, Springfield, MA
                      LOC)
            6,000,000 Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida            6,000,000
                      College)/(Credit Local de France LOC)
            1,425,000 Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock               1,425,000
                      YMCA)/(Bank of Nova Scotia, Toronto LOC)
            5,430,000 Massachusetts IFA, (Series B) Weekly VRDNs (Williston North         5,430,000
                      Hampton School)/(National Westminster Bank, PLC, London LOC)
            5,755,000 Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs         5,755,000
                      (Emerson College Issue)/ (BankBoston, N.A. LOC)

MASSACHUSETTS MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--CONTINUED
 $             85,000 Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs   $       85,000
                      (Edgewood Retirement Community Project)/(Dresdner Bank AG,
                      Frankfurt LOC)
           19,000,000 Massachusetts Municipal Wholesale Electric Company, Power          19,000,000
                      Supply System Revenue Bonds (1994 Series C) Weekly VRDNs
                      (Canadian Imperial Bank of Commerce, Toronto LOC)
            3,700,000 Massachusetts State HFA, (Series 56), 3.85% TOBs, Mandatory         3,700,000
                      Tender 6/1/1998
            2,215,000 Massachusetts Turnpike Authority, (PA-324) Weekly VRDNs (MBIA       2,215,000
                      INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            5,000,000 Massachusetts Turnpike Authority, PT-135 Weekly VRDNs (MBIA         5,000,000
                      INS)/(Banco Santander LIQ)
            8,500,000 Massachusetts Turnpike Authority, Variable Rate Certificates        8,500,000
                      (Series 1997N) Weekly VRDNs (MBIA INS)/(Bank of America, San
                      Francisco LIQ)
            8,000,000 Massachusetts Water Resources Authority, (Series 1994), 3.50%       8,000,000
                      CP (Morgan Guaranty Trust Co., New York LOC), Mandatory
                      Tender 5/22/1998
            1,815,000 Middleborough, MA, 4.00% BANs, 3/5/1999                             1,819,423
            1,076,000 Nahant, MA, 4.20% BANs, 8/26/1998                                   1,076,665
            3,625,000 Newburyport, MA, 4.00% BANs, 2/12/1999                              3,630,491
            2,600,000 Paxton, MA, 4.25% BANs, 6/19/1998                                   2,601,186
            4,050,000 Quabbin Regional School District, MA, 4.00% BANs, 1/15/1999         4,055,533
            2,000,000 Rutland, MA, 4.05% BANs, 6/26/1998                                  2,000,440
            2,250,000 Seekonk, MA, 4.25% BANs, 8/7/1998                                   2,251,510
            2,000,000 Springfield, MA, 4.40% BANs (Fleet National Bank,                   2,001,326
                      Springfield, MA LOC), 6/26/1998
            2,000,000 Stow, MA, 3.75% BANs, 3/31/1999                                     2,001,757
            1,424,000 Stow, MA, 4.00% BANs, 3/31/1999                                     1,428,391
            2,000,000 Watertown, MA, 4.25% BANs, 5/13/1998                                2,000,193
            1,279,000 Westfield, MA, 4.00% BANs, 5/8/1998                                 1,279,073
            3,400,000 Westfield, MA, 4.15% BANs, 10/22/1998                               3,407,064
            3,600,000 Westfield, MA, 4.20% BANs, 6/26/1998                                3,602,969
            2,500,000 (b)Weymouth, MA, 4.25% BANs, 11/5/1998                              2,502,846
                          Total                                                         341,607,325

MASSACHUSETTS MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PUERTO RICO--3.4%
 $          8,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,      $    8,019,164
                      7/30/1998
            4,000,000 Puerto Rico Electric Power Authority, MERLOTS (Series 1997S)        4,000,000
                      Weekly VRDNs (MBIA INS)/ (Corestates Bank N.A., Philadelphia,
                      PA LIQ)
                          Total                                                          12,019,164
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                    $ 353,626,489

 (a)The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (Unaudited)

     FIRST TIER   SECOND TIER
       100.00%       0.00%
(b) Represents a delayed delivery security.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($353,591,514) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts-Liquidity Optional Tender Series PLC --Public Limited Company TRANs --Tax and Revenue Anticipation Notes TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 353,626,489
 Income receivable                                                                        2,542,294
 Prepaid expenses                                                                             7,159
   Total assets                                                                         356,175,942
 LIABILITIES:
 Income distribution payable                                          $   949,309
 Payable to Bank                                                        1,621,420
 Accrued expenses                                                          13,699
   Total liabilities                                                                      2,584,428
 NET ASSETS for 353,591,514 shares outstanding                                        $ 353,591,514
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $210,668,646 / 210,669,556 shares outstanding                                                $1.00
 BOSTON 1784 FUNDS SHARES:
 $142,922,868 / 142,921,958 shares outstanding                                                $1.00

 (See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 5,521,748
 EXPENSES:
 Investment advisory fee                                                   $   773,797
 Administrative personnel and services fee                                     116,720
 Custodian fees                                                                  7,119
 Transfer and dividend disbursing agent fees and expenses                       50,889
 Directors'/Trustees' fees                                                       1,810
 Auditing fees                                                                   7,240
 Legal fees                                                                      2,715
 Portfolio accounting fees                                                      47,850
 Shareholder services fee--Institutional Service Shares                        240,217
 Shareholder services fee--Boston 1784 Funds Shares                            146,682
 Share registration costs                                                       16,290
 Printing and postage                                                           10,679
 Insurance premiums                                                              2,172
 Miscellaneous                                                                   2,715
   Total expenses                                                            1,426,895
 Waivers --
   Waiver of investment advisory fee                         $ (170,262)
   Waiver of shareholder services fee--Institutional           (240,217)
 Service Shares
   Waiver of shareholder services fee--Boston 1784 Funds       (146,682)
 Shares
     Total waivers                                                            (557,161)
       Net expenses                                                                         869,734
         Net investment income                                                          $ 4,652,014

 (See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    4,652,014   $     6,125,532
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                        (2,893,920)       (4,462,883)
   Boston 1784 Funds Shares                                            (1,758,094)       (1,662,649)
   Change in net assets resulting from distributions to                (4,652,014)       (6,125,532)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         575,286,808       682,162,039
 Net asset value of shares issued to shareholders in payment of         1,989,005         3,135,034
 distributions declared
 Cost of shares redeemed                                             (439,390,938)     (643,996,755)
   Change in net assets resulting from share transactions             137,884,875        41,300,318
     Change in net assets                                             137,884,875        41,300,318
 NET ASSETS:
 Beginning of period                                                  215,706,639       174,406,321
 End of period                                                     $  353,591,514   $   215,706,639

 (See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                   ENDED
                                                 (UNAUDITED)
                                                   APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                    1998        1997           1996         1995        1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00      $ 1.00          $1.00       $ 1.00      $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                            0.02        0.03           0.03         0.03        0.02      0.02
 LESS DISTRIBUTIONS
    Distributions from net investment income        (0.02)      (0.03)         (0.03)       (0.03)      (0.02)    (0.02)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00      $ 1.00         $ 1.00       $ 1.00      $ 1.00    $ 1.00
 TOTAL RETURN(A)                                     1.51%       3.09%          3.07%        3.34%       2.14%     1.99%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                         0.55%*      0.55%          0.55%        0.55%       0.55%     0.53%
    Net investment income                            3.01%*      3.05%          3.02%        3.30%       2.12%     1.97%
    Expense waiver/reimbursement(b)                  0.36%*      0.40%          0.42%        0.45%       0.35%     0.43%
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)      $210,669     $141,869      $119,739      $99,628     $90,013   $84,524

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

               FINANCIAL HIGHLIGHTS--BOSTON 1784 FUNDS SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)<

                                                 SIX MONTHS
                                                    ENDED
                                                 (UNAUDITED)
                                                   APRIL 30,            YEAR ENDED OCTOBER 31,
                                                    1998      1997       1996       1995       1994    1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.02      0.03      0.03      0.03       0.02      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.02)    (0.03)    (0.03)    (0.03)     (0.02)    (0.01)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      1.50%     3.07%     3.05%     3.30%      2.05%     1.25%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.57%*    0.57%     0.58%     0.60%      0.64%     0.65%*
   Net investment income                              3.00%*    3.03%     3.01%     3.25%      2.09%     1.85%*
   Expense waiver/reimbursement(c)                    0.36%*    0.39%     0.42%     0.45%      0.35%     0.43%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $142,923   $73,837   $54,667   $46,580    $41,912   $18,143

* Computed on an annualized basis.

(a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $353,591,514. Transactions in shares were as follows:

                                                                           Six Months
                                                                              Ended          Year Ended
                                                                           (unaudited)       October 31,
                                                                          April 30, 1998       1997
 INSTITUTIONAL SERVICE SHARES
 Shares sold                                                              444,812,744       619,964,162
 Shares issued to shareholders in payment of distributions declared           610,949         1,473,299
 Shares redeemed                                                         (376,623,491)     (599,306,953)
   Net change resulting from Institutional Service Share transactions      68,800,202        22,130,508

                                                                           Six Months
                                                                             Ended          Year Ended
                                                                          (unaudited)        October 31,
                                                                          April 30, 1998         1997
 BOSTON 1784 FUNDS SHARES
 Shares sold                                                              130,474,064       62,197,877
 Shares issued to shareholders in payment of distributions declared         1,378,056        1,661,735
 Shares redeemed                                                          (62,767,447)     (44,689,802)
   Net change resulting from Boston 1784 Funds Share transactions          69,084,673       19,169,810
      Net change resulting from share transactions                        137,884,875       41,300,318

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the Fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BankBoston, N.A., may voluntarily choose to waive any portion of their fees. FSS and BankBoston, N.A. can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $177,210,000 and $138,400,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 49.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.4% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Massachusetts Municipal Cash Trust

Institutional Service Shares

Boston 1784 Funds Shares

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229832
Cusip 314229303
1052806 (6/98)


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the Fund's portfolio manager, followed by a complete listing of the Fund's holdings and its financial statements. Financial data is included for the Fund's Institutional Service Shares and Boston 1784 Funds Shares.

The Fund is a convenient way to keep your ready cash pursuing double-tax-free income--free from federal regular income tax and Massachusetts state income tax*--through a portfolio concentrated in high-quality, short-term Massachusetts municipal securities. At the end of the reporting period, the Fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the Fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the Fund paid double tax-free dividends totaling $0.02 per share for both Institutional Service Shares and Boston 1784 Funds Shares. The Fund's total net assets reached $353.5 million at the end of the reporting period.

Thank you for relying on Massachusetts Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the Fund's six-month reporting period?

A. During the Fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, with the expectation that wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight to quality by investors seeking a safe haven from the turmoil overseas also drove the yields of T-bills lower.

Reflecting aggressive demand for T-bills, yields on one year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January and to 3.50% in February due to supply constraints and fears that the impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the Fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors in the 35% or higher federal tax brackets.

Q. What was your strategy for the Fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 59 days. The Fund remained in a 55- to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the Fund performed?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998, was 3.45%* compared to 3.07% at the beginning of the reporting period. The increase in yield was due in part to technical factors related to income tax payments by individuals in April. The latest yield was equivalent to a 7.13% taxable yield for investors in the highest federal and state tax brackets. For the Boston 1784 Funds Shares, the seven-day net yield was 3.43%* on April 30, 1998, compared to 3.05% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 7.09% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the Fund. We will continue to watch market developments with great interest in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future returns. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

    SHARES VOTED            SHARES WITHHELD
         FOR                   AUTHORITY
 Thomas G. Bigley      2,720,895,677 119,147,843
 John T. Conroy, Jr.   2,721,162,612 118,880,908
 Peter E. Madden       2,721,333,249 118,710,271
 John E. Murray, Jr.   2,721,558,092 118,487,428

On February 24, 1998, the record date for shareholders of Massachusetts Municipal Trust (the "Fund") voting at the meeting, there were 342,768,496 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the Fund's fundamental investment policy on diversification of its investments.

The results of shareholders voting were as follows:

 SHARES VOTED    SHARES VOTED     SHARES       BROKER
     FOR            AGAINST       ABSTAIN      NON VOTE
 187,107,075        538,605      6,647,324    35,774,603

AGENDA ITEM 3: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

The results of shareholders voting were as follows:

 SHARES VOTED    SHARES VOTED     SHARES       BROKER
     FOR            AGAINST      ABSTAIN      NON VOTE
 183,375,866       3,458,091    7,459,047    35,774,603

* The following Trustees of the Trust continued their terms: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--100.0%
 MASSACHUSETTS--96.6%
 $          5,720,000 Amherst-Pelham Regional School District, MA, 4.00% BANs,       $    5,720,943
                      5/21/1998
            5,000,000 Amherst-Pelham Regional School District, MA, 4.25% BANs,            5,002,584
                      7/20/1998
            8,703,000 Ashland, MA, 4.00% BANs, 12/10/1998                                 8,723,586
            1,245,000 Attleboro, MA, 4.00% BANs, 12/22/1998                               1,247,246
            3,800,000 Boston, MA, UT GO, 4.50% Bonds (FGIC INS), 1/1/1999                 3,822,273
            1,000,000 Brockton, MA, 4.50% Bonds (MBIA INS), 4/1/1999                      1,007,071
            2,000,000 Canton, MA, 4.25% BANs, 9/17/1998                                   2,002,194
            1,800,000 Central Berkshire, MA Regional School District, 4.25% BANs,         1,800,855
                      7/15/1998
           12,944,250 Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank       12,944,250
                      and Trust Co. LIQ)
            3,465,000 Clipper, MA Tax Exempt Trust, (Series 1994-1) Weekly VRDNs          3,465,000
                      (Massachusetts State HFA)/ (MBIA INS)/(State Street Bank and
                      Trust Co. LIQ)
            3,000,000 Commonwealth of Massachusetts Weekly VRDNs (AMBAC                   3,000,000
                      INS)/(Citibank N.A., New York LIQ)
           23,380,000 Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs        23,380,000
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)
            5,000,000 Everett, MA, 4.00% BANs (Fleet National Bank, Springfield, MA       5,016,973
                      LOC), 3/18/1999
            3,780,000 Fall River, MA, 4.25% BANs (Fleet National Bank,
                      Springfield, 3,783,653 MA LOC), 8/14/1998
            3,200,000 Framingham, MA IDA Weekly VRDNs (Perini Corp.)/(Barclays Bank       3,200,000
                      PLC, London LOC)
            2,290,000 Framingham, MA, 4.00% BANs, 2/5/1999                                2,295,894
            3,125,000 Hingham, MA, 4.00% BANs, 10/30/1998                                 3,130,905
            2,500,000 Holden, MA, 4.25% BANs, 10/1/1998                                   2,503,519
            2,100,000 Ipswich, MA, 4.00% BANs, 11/19/1998                                 2,104,512
           16,000,000 Massachusetts Bay Transit Authority, (Series C), 3.65% CP          16,000,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/27/1998
            3,200,000 Massachusetts Bay Transit Authority, (Series C), 3.85% CP           3,200,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/21/1998
            7,000,000 Massachusetts Bay Transit Authority, (Series C), 3.90% CP           7,000,000
                      (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
                      5/26/1998
           16,100,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham &             16,100,000
                      Women's Hospital)/(Sanwa Bank Ltd., Osaka LOC)
            2,000,000 Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott               2,000,000
                      College)/(BankBoston, N.A. LOC)
            3,125,000 Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home       3,125,000
                      For Little Wanderers)/(BankBoston, N.A. LOC)

 MASSACHUSETTS MUNICIPAL CASH TRUST

PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--CONTINUED
 $          2,000,000 Massachusetts HEFA, (Series B) Weekly VRDNs (Clark             $    2,000,000
                      University)/(Sanwa Bank Ltd., Osaka LOC)
           10,000,000 Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark
                      Health 10,000,000 System)/(FSA INS)/(Fleet National Bank,
                      Springfield, MA LIQ)
            2,247,000 Massachusetts HEFA, (Series E) Weekly VRDNs (Williams               2,247,000
                      College, MA)
            8,615,000 Massachusetts HEFA, (Series F) Weekly VRDNs (Children's             8,615,000
                      Hospital of Boston)
            6,000,000 Massachusetts HEFA, 3.50% CP (Harvard University), Mandatory        6,000,000
                      Tender 5/20/1998
           11,000,000 Massachusetts HEFA, 3.50% CP (Harvard University), Mandatory       11,000,000
                      Tender 5/22/1998
            1,300,000 Massachusetts IFA Weekly VRDNs (Groton School)/(National            1,300,000
                      Westminster Bank, PLC, London LOC)
            7,190,000 Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State       7,190,000
                      Street Bank and Trust Co. LOC)
            1,910,000 Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford           1,910,000
                      College Issue)/(BankBoston, N.A. LOC)
              300,000 Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water          300,000
                      Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC)
            3,300,000 Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden               3,300,000
                      Haverhill)/(Union Bank of Switzerland, Zurich LOC)
           14,100,000 Massachusetts IFA, (Series 1992B), 3.65% CP (New England           14,100,000
                      Power Co.), Mandatory Tender 5/28/1998
            4,000,000 Massachusetts IFA, (Series 1992B), 3.70% CP (New England            4,000,000
                      Power Co.), Mandatory Tender 5/29/1998
            5,900,000 Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty          5,900,000
                      Trust)/(Fleet National Bank, Springfield, MA LOC)
            6,000,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard              6,000,000
                      House)/(Fleet Bank N.A. LOC)
            5,800,000 Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead            5,800,000
                      Institute for Biomedical Research)
            7,100,000 Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury              7,100,000
                      College)/(BankBoston, N.A. LOC)
            2,500,000 Massachusetts IFA, (Series 1997) Weekly VRDNs
                      (Massachusetts 2,500,000 Society for the Prevention of
                      Cruelty to Animals)/(Fleet National Bank, Springfield, MA
                      LOC)
            6,000,000 Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida            6,000,000
                      College)/(Credit Local de France LOC)
            1,425,000 Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock               1,425,000
                      YMCA)/(Bank of Nova Scotia, Toronto LOC)
            5,430,000 Massachusetts IFA, (Series B) Weekly VRDNs (Williston North         5,430,000
                      Hampton School)/(National Westminster Bank, PLC, London LOC)
            5,755,000 Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs         5,755,000
                      (Emerson College Issue)/ (BankBoston, N.A. LOC)

 MASSACHUSETTS MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--CONTINUED
 $             85,000 Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs   $       85,000
                      (Edgewood Retirement Community Project)/(Dresdner Bank AG,
                      Frankfurt LOC)
           19,000,000 Massachusetts Municipal Wholesale Electric Company, Power          19,000,000
                      Supply System Revenue Bonds (1994 Series C) Weekly VRDNs
                      (Canadian Imperial Bank of Commerce, Toronto LOC)
            3,700,000 Massachusetts State HFA, (Series 56), 3.85% TOBs, Mandatory         3,700,000
                      Tender 6/1/1998
            2,215,000 Massachusetts Turnpike Authority, (PA-324) Weekly VRDNs (MBIA       2,215,000
                      INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            5,000,000 Massachusetts Turnpike Authority, PT-135 Weekly VRDNs (MBIA         5,000,000
                      INS)/(Banco Santander LIQ)
            8,500,000 Massachusetts Turnpike Authority, Variable Rate Certificates        8,500,000
                      (Series 1997N) Weekly VRDNs (MBIA INS)/(Bank of America, San
                      Francisco LIQ)
            8,000,000 Massachusetts Water Resources Authority, (Series 1994), 3.50%       8,000,000
                      CP (Morgan Guaranty Trust Co., New York LOC), Mandatory
                      Tender 5/22/1998
            1,815,000 Middleborough, MA, 4.00% BANs, 3/5/1999                             1,819,423
            1,076,000 Nahant, MA, 4.20% BANs, 8/26/1998                                   1,076,665
            3,625,000 Newburyport, MA, 4.00% BANs, 2/12/1999                              3,630,491
            2,600,000 Paxton, MA, 4.25% BANs, 6/19/1998                                   2,601,186
            4,050,000 Quabbin Regional School District, MA, 4.00% BANs, 1/15/1999         4,055,533
            2,000,000 Rutland, MA, 4.05% BANs, 6/26/1998                                  2,000,440
            2,250,000 Seekonk, MA, 4.25% BANs, 8/7/1998                                   2,251,510
            2,000,000 Springfield, MA, 4.40% BANs (Fleet National Bank,                   2,001,326
                      Springfield, MA LOC), 6/26/1998
            2,000,000 Stow, MA, 3.75% BANs, 3/31/1999                                     2,001,757
            1,424,000 Stow, MA, 4.00% BANs, 3/31/1999                                     1,428,391
            2,000,000 Watertown, MA, 4.25% BANs, 5/13/1998                                2,000,193
            1,279,000 Westfield, MA, 4.00% BANs, 5/8/1998                                 1,279,073
            3,400,000 Westfield, MA, 4.15% BANs, 10/22/1998                               3,407,064
            3,600,000 Westfield, MA, 4.20% BANs, 6/26/1998                                3,602,969
            2,500,000 (b)Weymouth, MA, 4.25% BANs, 11/5/1998                              2,502,846
                          Total                                                         341,607,325

 MASSACHUSETTS MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 PUERTO RICO--3.4%
 $          8,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,      $    8,019,164
                      7/30/1998
            4,000,000 Puerto Rico Electric Power Authority, MERLOTS (Series 1997S)        4,000,000
                      Weekly VRDNs (MBIA INS)/ (Corestates Bank N.A., Philadelphia,
                      PA LIQ)
                          Total                                                          12,019,164
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                    $ 353,626,489

 (a)The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    Tier Rating Percentage Based on Total Market Value (Unaudited)

     FIRST TIER   SECOND TIER
       100.00%       0.00%
(b) Represents a delayed delivery security.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($353,591,514) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts-Liquidity Optional Tender Series PLC --Public Limited Company TRANs --Tax and Revenue Anticipation Notes TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 353,626,489
 Income receivable                                                                        2,542,294
 Prepaid expenses                                                                             7,159
   Total assets                                                                         356,175,942
 LIABILITIES:
 Income distribution payable                                          $   949,309
 Payable to Bank                                                        1,621,420
 Accrued expenses                                                          13,699
   Total liabilities                                                                      2,584,428
 NET ASSETS for 353,591,514 shares outstanding                                        $ 353,591,514
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $210,668,646 / 210,669,556 shares outstanding                                                $1.00
 BOSTON 1784 FUNDS SHARES:
 $142,922,868 / 142,921,958 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 5,521,748
 EXPENSES:
 Investment advisory fee                                                   $   773,797
 Administrative personnel and services fee                                     116,720
 Custodian fees                                                                  7,119
 Transfer and dividend disbursing agent fees and expenses                       50,889
 Directors'/Trustees' fees                                                       1,810
 Auditing fees                                                                   7,240
 Legal fees                                                                      2,715
 Portfolio accounting fees                                                      47,850
 Shareholder services fee--Institutional Service Shares                        240,217
 Shareholder services fee--Boston 1784 Funds Shares                            146,682
 Share registration costs                                                       16,290
 Printing and postage                                                           10,679
 Insurance premiums                                                              2,172
 Miscellaneous                                                                   2,715
   Total expenses                                                            1,426,895
 Waivers --
   Waiver of investment advisory fee                         $ (170,262)
   Waiver of shareholder services fee--Institutional           (240,217)
 Service Shares
   Waiver of shareholder services fee--Boston 1784 Funds       (146,682)
 Shares
     Total waivers                                                            (557,161)
       Net expenses                                                                         869,734
         Net investment income                                                          $ 4,652,014

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    4,652,014   $     6,125,532
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                        (2,893,920)       (4,462,883)
   Boston 1784 Funds Shares                                            (1,758,094)       (1,662,649)
   Change in net assets resulting from distributions to                (4,652,014)       (6,125,532)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         575,286,808       682,162,039
 Net asset value of shares issued to shareholders in payment of         1,989,005         3,135,034
 distributions declared
 Cost of shares redeemed                                             (439,390,938)     (643,996,755)
   Change in net assets resulting from share transactions             137,884,875        41,300,318
     Change in net assets                                             137,884,875        41,300,318
 NET ASSETS:
 Beginning of period                                                  215,706,639       174,406,321
 End of period                                                     $  353,591,514   $   215,706,639

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  SIX MONTHS
                                                   ENDED
                                                 (UNAUDITED)
                                                   APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                    1998        1997           1996         1995        1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00      $ 1.00          $1.00       $ 1.00      $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                            0.02        0.03           0.03         0.03        0.02      0.02
 LESS DISTRIBUTIONS
    Distributions from net investment income        (0.02)      (0.03)         (0.03)       (0.03)      (0.02)    (0.02)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00      $ 1.00         $ 1.00       $ 1.00      $ 1.00    $ 1.00
 TOTAL RETURN(A)                                     1.51%       3.09%          3.07%        3.34%       2.14%     1.99%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                         0.55%*      0.55%          0.55%        0.55%       0.55%     0.53%
    Net investment income                            3.01%*      3.05%          3.02%        3.30%       2.12%     1.97%
    Expense waiver/reimbursement(b)                  0.36%*      0.40%          0.42%        0.45%       0.35%     0.43%
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)      $210,669     $141,869      $119,739      $99,628     $90,013   $84,524

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

               FINANCIAL HIGHLIGHTS--BOSTON 1784 FUNDS SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS
                                                    ENDED
                                                 (UNAUDITED)
                                                   APRIL 30,            YEAR ENDED OCTOBER 31,
                                                    1998      1997       1996       1995       1994    1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.02      0.03      0.03      0.03       0.02      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income          (0.02)    (0.03)    (0.03)    (0.03)     (0.02)    (0.01)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(B)                                      1.50%     3.07%     3.05%     3.30%      2.05%     1.25%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.57%*    0.57%     0.58%     0.60%      0.64%     0.65%*
   Net investment income                              3.00%*    3.03%     3.01%     3.25%      2.09%     1.85%*
   Expense waiver/reimbursement(c)                    0.36%*    0.39%     0.42%     0.45%      0.35%     0.43%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $142,923   $73,837   $54,667   $46,580    $41,912   $18,143

* Computed on an annualized basis.

(a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                     MASSACHUSETTS MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Boston 1784 Funds Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $353,591,514. Transactions in shares were as follows:

                                                                           Six Months
                                                                              Ended          Year Ended
                                                                           (unaudited)       October 31,
                                                                          April 30, 1998       1997
 INSTITUTIONAL SERVICE SHARES
 Shares sold                                                              444,812,744       619,964,162
 Shares issued to shareholders in payment of distributions declared           610,949         1,473,299
 Shares redeemed                                                         (376,623,491)     (599,306,953)
   Net change resulting from Institutional Service Share transactions      68,800,202        22,130,508

                                                                           Six Months
                                                                             Ended          Year Ended
                                                                          (unaudited)        October 31,
                                                                          April 30, 1998         1997
 BOSTON 1784 FUNDS SHARES
 Shares sold                                                              130,474,064       62,197,877
 Shares issued to shareholders in payment of distributions declared         1,378,056        1,661,735
 Shares redeemed                                                          (62,767,447)     (44,689,802)
   Net change resulting from Boston 1784 Funds Share transactions          69,084,673       19,169,810
      Net change resulting from share transactions                        137,884,875       41,300,318

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BankBoston, N.A., the Fund will pay BankBoston, N.A., up to 0.25% of average daily net assets of Boston 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BankBoston, N.A., may voluntarily choose to waive any portion of their fees. FSS and BankBoston, N.A. can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $177,210,000 and $138,400,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 49.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.4% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Massachusetts
Municipal
Cash Trust

[Graphic]

Boston 1784 Funds
Shares
Semi-Annual Report
to Shareholders
April 30, 1998

Money Market Funds
  Boston 1784 Tax-Free Money Market Fund
  Boston 1784 U.S. Treasury Money Market Fund
  Boston 1784 Institutional U.S. Treasury Money Market Fund
  Boston 1784 Prime Money Market Fund
  Boston 1784 Institutional Prime Money Market Fund
  Massachusetts Municipal Cash Trust-Boston 1784 Funds Shares

Bond Funds
  Boston 1784 Short-Term Income Fund
  Boston 1784 Income Fund
  Boston 1784 U.S. Government Medium-Term Income Fund

Tax-Exempt Income Funds
  Boston 1784 Tax-Exempt Medium-Term Income Fund
  Boston 1784 Connecticut Tax-Exempt Income Fund
  Boston 1784 Florida Tax-Exempt Income Fund
  Boston 1784 Massachusetts Tax-Exempt Income Fund
  Boston 1784 Rhode Island Tax-Exempt Income Fund

Stock Funds
  Boston 1784 Asset Allocation Fund
  Boston 1784 Growth and Income Fund
  Boston 1784 Growth Fund
  Boston 1784 International Equity Fund

For more complete information about other Boston 1784 Funds, please call 1-800-BKB-1784 for a prospectus, which you should read carefully before investing.

Boston 1784 Funds
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784
www.boston1784funds.com

Federated Securities Corp. is the
distributor for this Fund.

Cusip 314229832
(Federated use only) G00191-02 (6/98)
MF-0158 (6/98)



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Maryland Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income -- free from federal regular income tax and Maryland personal income tax* -- through a portfolio concentrated in high-quality, short-term Maryland municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share.

The fund's net assets reached $57.9 million at the end of the reporting period.

Thank you for relying on Maryland Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Michael Sirianni, CFA, Vice President, Federated Management

Q. What are your comments on the economy and the interest rate environment during the fund's six-month reporting period?

A. The economy remained robust over the reporting period, posting a rate of growth over 3.00% in the fourth quarter of 1997 and continued its above-average growth into the first quarter of 1998 posting a 4.80% growth rate. At the same time, overall inflationary pressures remained somewhat tame in spite of the impressive performance from the economy and historically low unemployment numbers. Tight labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board (the "Fed") throughout much of the reporting period. However, the reporting period coincided with the realization of an unsteady economic picture in the Pacific Rim. The Asian crisis and unsteady world stock markets most likely eliminated any rate tightening intentions the Fed may have had during the fourth quarter of 1997. The Fed policy continued to remain on hold for much of the first quarter of 1998, with economic indicators giving somewhat mixed signals. Labor markets continued to show signs of strength with unemployment at or near historical lows. The key concern for the Fed in the first quarter and going forward into 1998 is whether the Asian crisis can sufficiently cool any overheating condition within the U.S. economy. Signs that the Fed is positioned to act quickly appeared at the end of the reporting period. The first quarter of 1998 ended with the Fed shifting bias from a neutral to a tightening stance. The reason for the more hawkish stance is that the Fed is clearly concerned with sustained growth in gross domestic product in the 4.00% range. Short-term interest rates traded within a rather narrow range during the reporting period. Movements in the 1-year Treasury bill ("T-bill") over the period best reveal the market's shifting sentiment. The 1-year T-bill traded in the 5.50% range during November and December of 1997, steadily fell to the 5.30% range by January through March of 1998, and ended the reporting period at the 5.40% level.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs"), which comprise more than 50% of the fund's assets, started the reporting period in the 3.80% range, but moved sharply higher in December to above the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as coupon payments looked to reinvest and year end selling pressures eased, VRDNs yields fell drastically ending the reporting period below where they began, to the 3.30% range. Yields only averaged a little over 3.10% during February and March before rising to the 4.00% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDNs yields averaged roughly 66% of taxable rates making them attractive for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 48 days. The fund remained in a 40- to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How did the fund's yield react during the reporting period?

A. The seven-day net yield for the fund on April 30, 1998 was 3.51% compared to 3.18% at the beginning of the reporting period with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season.* The latest yield was the equivalent of a 5.81% taxable yield for investors in the highest federal tax bracket.

Q. As we approach mid year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second quarter of 1998, and if the drag on the U.S. economy is not as great as once feared, expectations of a need for Fed tightening may then resurface. In the near term market movements will likely reflect technical as well as fundamental factors. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: TO ELECT TRUSTEES.*

    SHARED VOTED    SHARES WITHHELD
         FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677     119,147,843
 John T. Conroy, Jr.   2,721,162,612     118,880,908
 Peter E. Madden       2,721,333,249     118,710,271
 John E. Murray, Jr.   2,721,558,092     118,487,428


* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                       MARYLAND MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

MARYLAND MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)SHORT-TERM MUNICIPALS--99.2%
 MARYLAND--96.8%
 $         2,000,000 Anne Arundel County, MD, EDRB (Series 1988), 3.65% CP            $   2,000,000
                     (Baltimore Gas & Electric Co.), Mandatory Tender 6/25/1998
           4,175,000 Anne Arundel County, MD, Economic Development Revenue Bonds          4,175,000
                     (Series 1996) Weekly VRDNs (Atlas Container Corp.
                     Project)/(Mellon Bank N.A., Pittsburgh LOC)
           2,275,000 Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts         2,275,000
                     Realty Limited Partnership)/ (PNC Bank, N.A., Delaware LOC)
           2,000,000 Baltimore County, MD IDA, Variable Rate Demand Acquisition           2,000,000
                     Program (Series 1986) Weekly VRDNs (Baltimore Capital
                     Acquisition)/(Dai-Ichi Kangyo Bank Ltd., Tokyo LOC)
           1,700,000 Baltimore County, MD Port Facility Monthly VRDNs (Occidental         1,700,000
                     Petroleum Corp.)/(Morgan Guaranty Trust Co., New York LOC)
           2,050,000 Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly VRDNs        2,050,000
                     (Direct Marketing Associates, Inc. Facility)/(First National
                     Bank of Maryland, Baltimore LOC)
           1,300,000 Carroll County, MD, Variable Rate Economic Development               1,300,000
                     Refunding Revenue Bonds (Series 1995B) Weekly VRDNs (Evapco,
                     Inc. Project)/(Nationsbank of Maryland, N.A. LOC)
           1,000,000 Frederick County, MD, 7.20% Bonds (United States Treasury PRF),      1,051,437
                     4/1/1999 (@102)
           1,500,000 Frederick County, MD, Revenue Bonds (Series 1995) Weekly VRDNs       1,500,000
                     (Sheppard Pratt Residential Treatment Facility)/(Societe
                     Generale, Paris LOC)
           3,141,000 Harford County, MD, (Series 1989) Weekly VRDNs (Harford Commons      3,141,000
                     Associates Facility)/ (Nationsbank, N.A., Charlotte LOC)
             935,000 Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus and        935,000
                     Allied Essences Ltd.)/ (First National Bank of Maryland,
                     Baltimore LOC)
           3,305,000 (b)Maryland State Community Development Administration,              3,305,000
                     (PA-170) Weekly VRDNs (Merrill Lynch Capital Services, Inc.
                     LIQ)
           1,835,000 Maryland State Community Development Administration, (Series         1,835,000
                     1990A) Weekly VRDNs (College Estates)/(First National Bank of
                     Maryland, Baltimore LOC)
           2,000,000 Maryland State Community Development Administration, (Series         2,000,000
                     1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Nationsbank,
                     N.A., Charlotte LOC)
           2,000,000 Maryland State Energy Financing Administration, Annual Tender        2,000,000
                     Solid Waste Disposal Revenue Refunding Bonds, 4.10% TOBs
                     (Nevamar Corp.)/(International Paper Co. GTD), Optional Tender
                     9/1/1998
           3,000,000 Maryland State Energy Financing Administration, IDRB (Series         3,000,000
                     1988) Weekly VRDNs (Morningstar Foods, Inc.)/(First Union
                     National Bank, North LOC)
           2,500,000 Maryland State Energy Financing Administration, Limited              2,500,000
                     Obligation Variable Rate Demand Revenue Bonds (Series 1996)
                     Weekly VRDNs (Keywell L.L.C.)/(Bank of America Illinois LOC)
           3,000,000 Maryland State IDFA, (Series 1996) Weekly VRDNs (Chesapeake          3,000,000
                     Biological Labs, Inc.)/(First Union National Bank, Charlotte,
                     NC LOC)
           1,000,000 Maryland State IDFA, Economic Development Revenue Bonds (Series      1,000,000
                     1996) Weekly VRDNs (Townsend Culinary, Inc.)/(SunTrust Bank,
                     Atlanta LOC)

 MARYLAND MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MARYLAND--CONTINUED
 $         3,300,000 (b)Maryland State IDFA, Economic Development Revenue Refunding   $   3,300,000
                     Bonds (Series 1994) Weekly VRDNs (Johnson Controls, Inc.)
           1,000,000 Maryland State IDFA, Limited Obligation Economic Development         1,000,000
                     Revenue Bonds (Series 1994) Weekly VRDNs (Rock-Tenn Converting
                     Co.)/(SunTrust Bank, Atlanta LOC)
           2,000,000 Montgomery County, MD, Consolidated CP BANs (Series 1995),           2,000,000
                     3.60% CP, Mandatory Tender 5/6/1998
             500,000 Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes Medical         500,000
                     Center)
           1,390,000 Prince George's County, MD, 6.125% Bonds, 1/15/1999                  1,413,166
           1,100,000 Prince George's County, MD, IDRB (Series 1993), 4.05% TOBs           1,100,000
                     (International Paper Co.), Optional Tender 7/15/1998
           1,000,000 Prince George's County, MD, Series A, 6.60% Bonds, 2/1/1999          1,020,812
           1,000,000 Washington Suburban Sanitation District, MD, Sewer Disposal          1,004,646
                     (1st Series), 6.70% Bonds, 7/1/1998
           4,000,000 Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field          4,000,000
                     Container Co. L.P.)/(Northern Trust Co., Chicago, IL LOC)
                       TOTAL                                                             56,106,061
 PUERTO RICO--2.4%
           1,400,000 Puerto Rico Industrial, Medical & Environmental PCA,
                     (Series 1,400,000 1983A), 3.80% TOBs (Reynolds Metals
                     Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender
                     9/1/1998
                       TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $ 57,506,061


Securities that are subject to Alternative Minimum Tax represents 52.5% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

 FIRST TIER    SECOND TIER
   93.89%         6.11%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, theses securities amounted to $3,305,000 which represents 5.7% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($57,942,838) at April 30, 1998.

The following acronyms are used throughout this portfolio:

BANs  --Bond Anticipation Notes
CP    --Commercial Paper
EDR   --Economic Development Revenue
EDRB --Economic Development Revenue Bonds GTD --Guaranty IDA --Industrial Development Authority IDRB --Industrial Development Revenue Bond IDFA --Industrial Development Finance Authority LIQ --Liquidity Agreement LOC --Letter of Credit PCA --Pollution Control Authority PRF --Prerefunded TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                       MARYLAND MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $  57,506,061
 Cash                                                                                       235,705
 Income receivable                                                                          361,875
 Prepaid expenses                                                                             1,200
 Deferred organizational costs                                                                6,616
 Other assets                                                                                 3,663
   Total assets                                                                          58,115,120
 LIABILITIES:
 Income distribution payable                                              $ 164,223
 Accrued expenses                                                             8,059
   Total liabilities                                                                        172,282
 Net Assets for 57,942,838 shares outstanding                                         $  57,942,838
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $57,942,838 / 57,942,838 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                       MARYLAND MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 1,007,981
 EXPENSES:
 Investment advisory fee                                                  $   133,973
 Administrative personnel and services fee                                     61,987
 Custodian fees                                                                 1,469
 Transfer and dividend disbursing agent fees and expenses                      17,103
 Directors'/Trustees' fees                                                      1,371
 Auditing fees                                                                  6,426
 Legal fees                                                                     2,469
 Portfolio accounting fees                                                     19,564
 Shareholder services fee                                                      66,986
 Share registration costs                                                      11,466
 Printing and postage                                                           4,862
 Insurance premiums                                                             1,461
 Miscellaneous                                                                  8,453
   Total expenses                                                             337,590
 Waivers and reimbursements--
   Waiver of investment advisory fee                        $ (133,973)
   Waiver of shareholder services fee                           (2,679)
   Reimbursement of other operating expenses                   (12,198)
     Total waivers and reimbursements                                        (148,850)
       Net expenses                                                                         188,740
         Net investment income                                                          $   819,241

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                        MARYLAND MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                   APRIL 30, 1998  OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                              $     819,241   $     1,396,308
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                (819,241)       (1,396,308)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          83,516,655       143,776,753
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                   546,627         1,155,608
 Cost of shares redeemed                                              (71,695,207)     (153,643,401)
   Change in net assets resulting from share transactions              12,368,075        (8,711,040)
     Change in net assets                                              12,368,075        (8,711,040)
 NET ASSETS:
 Beginning of period                                                   45,574,763        54,285,803
 End of period                                                      $  57,942,838   $    45,574,763

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                       APRIL 30,        YEAR ENDED OCTOBER 31,
                                         1998     1997     1996     1995    1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                   0.02     0.03     0.03    0.03    0.01
LESS DISTRIBUTIONS
  Distributions from net
  investment income                      (0.02)   (0.03)   (0.03)  (0.03)  (0.01)
NET ASSET VALUE, END OF PERIOD           $1.00   $ 1.00   $ 1.00  $ 1.00  $ 1.00
TOTAL RETURN(B)                           1.52%    3.10%    3.11%   3.36%   1.30%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                0.70%*   0.69%    0.65%   0.65%   0.46%*
  Net investment income                   3.06%*   3.05%    3.09%   3.30%   2.68%*
  Expense waiver/reimbursement(c)         0.56%*   0.63%    0.65%   0.50%   0.53%*
SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                        $57,943  $45,575  $54,286 $51,400 $56,275

* Computed on an annualized basis.

(a) Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                       MARYLAND MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on the restricted security held at April 30, 1998 is as follows:

            SECURITY                        ACQUISITION DATE      ACQUISITION COST
 Maryland State Community                12/19/1997 - 4/1/1998      $ 3,305,000
 Development Administration (PA-170)

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April, 30, 1998, capital paid-in aggregated $57,942,838. Transactions in capital stock were as follows:

                                                               SIX-MONTHS     YEAR ENDED
                                                                 ENDED        OCTOBER 31,
                                                             APRIL 30, 1998       1997
 Shares sold                                                   83,516,655    143,776,753
 Shares issued to shareholders in payment of distributions        546,627      1,155,608
 declared
 Shares redeemed                                              (71,695,207)  (153,643,401)
 Net change resulting from share transactions                  12,368,075     (8,711,040)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $45,952 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended April 30,1998, the Fund expensed $6,899 of organizational expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $54,860,000 and $44,190,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 71.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.9% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Maryland Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

[Graphic]

Federated Investors
Federated Investors, Inc.
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229774
G01175-01 (6/98)

[Graphic]



                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Michigan Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Institutional Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income--free from federal regular income tax and Michigan personal income tax*--through a portfolio concentrated in high-quality, short-term Michigan municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Service Shares and Institutional Shares. The fund's net assets stood at $180 million at the end of the reporting period.

Thank you for relying on Michigan Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 47 days. The fund remained in a 45- to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis included the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998, was 3.62% compared to 3.29% at the beginning of the reporting period.* The latest yield was the equivalent of a 6.46% taxable yield for investors in the highest federal and state tax brackets. The seven-day net yield for the fund's Institutional Shares on April 30, 1998, was 3.78% compared to 3.45% at the beginning of the reporting period.* The latest yield was the equivalent of a 6.75% taxable yield for investors in the highest federal and state tax brackets. The increase in yields came at the end of the reporting period due in large part to technical factors relating to tax payment season.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                        SHARES VOTED    SHARES WITHHELD
                            FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677      119,147,843
 John T. Conroy, Jr.   2,721,162,612      118,880,908
 Peter E. Madden       2,721,333,249      118,710,271
 John E. Murray, Jr.   2,721,558,092      118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts.

                          PORTFOLIO OF INVESTMENTS

                       MICHIGAN MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.4%
 MICHIGAN--94.9%
 $         4,200,000 Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue   $    4,200,000
                     Bonds (Series 1995) Weekly VRDNs (Suburban Tool,
                     Inc.)/(Huntington National Bank, Columbus, OH LOC)
             209,000 Battle Creek, MI Economic Development Corporation, Limited             209,000
                     Obligation Economic Development Revenue Refunding Bonds
                     (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                     Co.)/(American National Bank, Chicago LOC)
           1,375,000 Bedford Township, MI Economic Development Corp., EDRB (Series        1,375,000
                     1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank, N.A. LOC)
           2,665,000 Berrien County, MI Economic Development Corp., Economic
                     2,665,000 Development Refunding Revenue Bonds (Series 1992)
                     Weekly VRDNs (Arlington Metals Corp.)/(American National
                     Bank, Chicago LOC)
           3,000,000 Bruce Township, MI Hospital Finance Authority, Adjustable Rate       3,000,000
                     Tender Securities (Series 1988B), 3.70% TOBs (Sisters of
                     Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust
                     Co., New York LIQ), Optional Tender 5/1/1998
           1,000,000 Clarkston Community Schools, MI, (1997 School Building and           1,000,000
                     Site Bonds), 5.50% Bonds (MBIA INS), 5/1/1998
           4,990,000 Davison, MI Community School District, State Aid Notes, 4.00%        4,990,376
                     RANs, 5/20/1998
             750,000 Dearborn, MI Economic Development Corp., (Series 1990) Weekly          750,000
                     VRDNs (Exhibit Productions, Inc. Project)/(First of America
                     Bank - Illinois LOC)
           2,550,000 Farmington, MI Public School District, 1997 School Building          2,550,000
                     and Site Refunding Bonds, 5.00% Bonds, 5/1/1998
           1,655,000 Ingham County, MI Building Authority, 3.90% Bonds (AMBAC INS),       1,655,385
                     11/1/1998
           2,455,000 Ingham County, MI Economic Development Corp., Adjustable             2,455,000
                     Demand Limited Obligation Revenue Bonds (Series 1995) Weekly
                     VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One,
                     Indianapolis, N.A. LOC)
           1,000,000 Jackson County, MI Hospital Finance Authority, Series A, 3.85%       1,000,000
                     Bonds (W.A. Foote Memorial Hospital, MI)/(AMBAC INS), 6/1/1998
           4,500,000 Kalamazoo, MI, 3.70% TANs, 12/1/1998                                 4,505,302
           1,425,000 Macomb County, MI Community College District, Community              1,425,000
                     College Bonds, (Series 1997), 4.90% Bonds, 5/1/1998
           3,400,000 Michigan Higher Education Student Loan Authority, (Series            3,400,000
                     XII-D) Weekly VRDNs (AMBAC INS)/(Kredietbank N.V., Brussels
                     LIQ)
           1,400,000 Michigan Higher Education Student Loan Authority, Refunding          1,400,000
                     Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC
                     INS)/(Kredietbank N.V., Brussels LIQ)
           3,100,000 Michigan Job Development Authority, Limited Obligation Revenue       3,100,000
                     Bonds Weekly VRDNs (Andersons Project)/(Credit Lyonnais, Paris
                     LOC)
           3,000,000 Michigan Municipal Bond Authority, (Series 1997C), 4.50% RANs,       3,006,639
                     9/18/1998

 MICHIGAN MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $         4,500,000 Michigan State Building Authority, (Series 1), 3.80% CP         $    4,500,000
                     (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
                     Tender 5/7/1998
           4,950,000 (b)Michigan State Hospital Finance Authority, (Series 1993A)         4,950,000
                     PT-169, 3.80% TOBs (St. John Hospital, MI)/(AMBAC INS)/(Banco
                     Santander LIQ), Mandatory Tender 5/6/1999
           2,300,000 Michigan State Hospital Finance Authority, Hospital Equipment        2,300,000
                     Loan Program Bonds (Series A) Weekly VRDNs (First of America
                     Bank - Michigan LOC)
           3,220,000 (b)Michigan State Housing Development Authority, (Series
                     3,220,000 1990A) Weekly VRDNs (FSA INS)/ (CDC Municipal
                     Products, Inc.
                     LIQ)
             300,000 Michigan State Housing Development Authority, (Series 1991)            300,000
                     Weekly VRDNs (Forest Hills Apartments)/(National Australia
                     Bank, Ltd., Melbourne LOC)
           3,695,000 (b)Michigan State Housing Development Authority, MERLOTs             3,805,935
                     (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                     Philadelphia, PA LIQ)
           1,100,000 Michigan State Housing Development Authority, Revenue Bonds          1,100,000
                     (Series A), 3.60% CP (Landesbank Hessen-Thueringen, Frankfurt
                     LOC), Mandatory Tender 7/9/1998
           1,800,000 Michigan State, 6.50% Bonds, 12/1/1998 1,829,780 5,000,000
           Michigan State, GO UT, 4.50% TRANs, 9/30/1998 5,017,653 2,000,000
           Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/(Bank
           2,000,000
                     of Tokyo-Mitsubishi Ltd. LOC)
           6,000,000 Michigan Strategic Fund, (Series 1989) Weekly VRDNs (Hi-Lex          6,000,000
                     Controls Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
           5,620,000 Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas,        5,620,000
                     Inc.)/(Svenska Handelsbanken, Stockholm LOC)
             900,000 Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood              900,000
                     Industries, Inc. Project)/(NBD Bank, Michigan LOC)
           1,500,000 Michigan Strategic Fund, Adjustable Rate Demand IDRB's Weekly        1,500,000
                     VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank,
                     Columbus, OH LOC)
           2,500,000 Michigan Strategic Fund, Adjustable Rate Limited Obligation          2,500,000
                     Revenue and Revenue Refunding Bonds (Series 1996) Weekly VRDNs
                     (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)
             850,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds              850,000
                     (Series 1995) Weekly VRDNs (Rowe Thomas Company
                     Project)/(Comerica Bank, Detroit, MI LOC)
           1,600,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            1,600,000
                     (Series 1994) Weekly VRDNs (Wilkie Metal Products,
                     Inc.)/(Norwest Bank Minnesota, N.A. LOC)
           4,420,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            4,420,000
                     (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Old
                     Kent Bank & Trust Co., Grand Rapids LOC)
             885,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds              885,000
                     (Series 1995) Weekly VRDNs (Hercules Drawn Steel Corporation
                     Project)/(KeyBank, N.A. LOC)
           3,875,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            3,875,000
                     (Series 1995) Weekly VRDNs (J.R. Automation Technologies
                     Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)

 MICHIGAN MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $           965,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds       $      965,000
                     (Series 1995) Weekly VRDNs (RSR Project)/(Old Kent Bank &
                     Trust Co., Grand Rapids LOC)
           8,500,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            8,500,000
                     (Series 1995) Weekly VRDNs (United Waste Systems, Inc.)/(Bank
                     of America Illinois LOC)
           4,710,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            4,710,000
                     (Series 1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc.
                     Project)/(Comerica Bank, Detroit, MI LOC)
             800,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds              800,000
                     (Series 1996) Weekly VRDNs (ACI Properties, L.L.C.
                     Project)/(Comerica Bank, Detroit, MI LOC)
             865,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds              865,000
                     (Series 1996) Weekly VRDNs (Akemi, Inc.)/(Comerica Bank,
                     Detroit, MI LOC)
           1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            1,000,000
                     (Series 1996) Weekly VRDNs (Echo Properties, L.L.C.
                     Project)/(Comerica Bank, Detroit, MI LOC)
           2,500,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            2,500,000
                     (Series 1996) Weekly VRDNs (G & T Real Estate Investments Co.,
                     L.L.C.)/(NBD Bank, Michigan LOC)
           1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            1,000,000
                     (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica
                     Bank, Detroit, MI LOC)
           3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            3,000,000
                     (Series 1996) Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica
                     Bank, Detroit, MI LOC)
           4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            4,000,000
                     (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,
                     Inc.)/(Michigan National Bank, Farmington Hills LOC)
           1,500,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            1,500,000
                     (Series 1997A) Weekly VRDNs (EPI Printers, Inc.)/(Comerica
                     Bank, Detroit, MI LOC)
           5,670,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds            5,670,000
                     Weekly VRDNs (Hess Industries, Inc.)/(Norwest Bank Minnesota,
                     N.A. LOC)
           1,610,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,           1,610,000
                     Series 1995 Weekly VRDNs (Welch Properties Project)/(Old Kent
                     Bank & Trust Co., Grand Rapids LOC)
           2,025,000 Michigan Strategic Fund, Variable Rate Demand Limited                2,025,000
                     Obligation Revenue Bonds (Series 1996) Weekly VRDNs (R.H.
                     Wyner Associates, Inc.)/(State Street Bank and Trust Co. LOC)
           2,450,000 Michigan Strategic Fund, Variable Rate Demand Limited                2,450,000
                     Obligation Revenue Bonds (Series 1998) Weekly VRDNs (Monroe
                     Publishing Co.)/(Comerica, Inc. LOC)
           3,995,000 (b)Monroe County, MI Pollution Control Authority, (PT-143)
                     3,995,000 Weekly VRDNs (Detroit Edison Co.)/ (FGIC
                     INS)/(Commerzbank AG, Frankfurt LIQ)
           3,480,000 (b)Monroe County, MI Pollution Control Authority, (Series            3,480,000
                     CDC-1997M) Weekly VRDNs (Detroit Edison Co.)/(AMBAC INS)/(CDC
                     Municipal Products, Inc. LIQ)
           7,455,000 (b)Monroe County, MI Pollution Control Authority, PT-108             7,455,000
                     Weekly VRDNs (Detroit Edison Co.)/ (FGIC INS)/(Merrill Lynch
                     Capital Services, Inc. LIQ)
           3,000,000 Oakland County, MI EDC, Limited Obligation Revenue Bonds             3,000,000
                     (Series 1997) Weekly VRDNs (Stone Soap Company,
                     Inc.)/(Michigan National Bank, Farmington Hills LOC)

 MICHIGAN MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $         1,000,000 Rochester, MI Community School District, 3.85% Bonds (MBIA      $    1,000,000
                     INS), 5/1/1998
           4,975,000 Southgate Community School District, MI, State Aid Notes,            4,977,421
                     4.125% RANs, 6/25/1998
           2,000,000 Utica, MI Community Schools, 4.10% Bonds (FGIC INS), 5/1/1998        2,000,000
           4,365,000 Wayne County, MI Downriver Sewage Disposal System, (1994             4,365,000
                     Series B), 3.50% CP (Wayne County, MI)/(Comerica Bank,
                     Detroit, MI LOC), Mandatory Tender 6/16/1998
                         TOTAL                                                          170,727,491
 PUERTO RICO--4.5%
           3,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,            3,007,186
                     7/30/1998
           2,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (1983           2,002,275
                     Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                     12/1/1998
           1,075,000 Puerto Rico Industrial, Medical & Environmental PCA, Pollution       1,075,000
                     Control Facilities Financing Authority (Series 1983 A), 3.75%
                     TOBs (Schering Plough Corp.)/(Morgan Guaranty Trust Co., New
                     York LOC), Optional Tender 12/1/1998
           2,065,000 Puerto Rico Municipal Finance Agency, Revenue Bonds, Series B,       2,067,118
                     4.50% Bonds, 7/1/1998
                         TOTAL                                                            8,151,579
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                     $ 178,879,070

Securities that are subject to Alternative Minimum Tax represents 74% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

     FIRST TIER      SECOND TIER
          100%           0%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $26,905,935 which represents 15% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($179,984,710) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation CP --Commercial Paper EDC --Economic Development Commission EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts--Liquidity Option Tender Series PCA --Pollution Control Authority RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                       MICHIGAN MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 178,879,070
 Income receivable                                                                        1,653,375
 Deferred expenses                                                                            5,803
 Deferred organizational costs                                                                9,218
   Total assets                                                                         180,547,466
 LIABILITIES:
 Income distribution payable                                            $ 516,429
 Payable to Bank                                                            2,683
 Accrued expenses                                                          43,644
   Total liabilities                                                                        562,756
 Net Assets for 179,984,710 shares outstanding                                        $ 179,984,710
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $166,855,675 / 166,855,675 shares outstanding                                                $1.00
 INSTITUTIONAL SHARES:
 $13,129,035 / 13,129,035 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                       MICHIGAN MUNICIPAL CASH TRUST

                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 3,335,633
 EXPENSES:
 Investment advisory fee                                                   $   441,046
 Administrative personnel and services fee                                      75,589
 Custodian fees                                                                  5,074
 Transfer and dividend disbursing agent fees and expenses                       58,571
 Directors'/Trustees' fees                                                         840
 Auditing fees                                                                   6,360
 Legal fees                                                                      3,801
 Portfolio accounting fees                                                      30,953
 Shareholder services fee--Institutional Service Shares                        200,649
 Shareholder services fee--Institutional Shares                                 19,874
 Share registration costs                                                       19,398
 Printing and postage                                                            9,670
 Insurance premiums                                                              2,095
 Miscellaneous                                                                   5,329
   Total expenses                                                              879,249
 Waivers --
   Waiver of investment advisory fee                         $ (302,008)
   Waiver of shareholder services fee--Institutional            (72,234)
 Service Shares
   Waiver of shareholder services fee--Institutional Shares     (19,874)
     Total waivers                                                            (394,116)
       Net expenses                                                                         485,133
         Net investment income                                                          $ 2,850,500

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                        MICHIGAN MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    2,850,500   $     4,245,771
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                        (2,585,080)       (3,793,687)
   Institutional Shares                                                  (265,420)         (452,084)
     Change in net assets resulting from distributions to              (2,850,500)       (4,245,771)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         479,498,870       843,340,942
 Net asset value of shares issued to shareholders in payment of         1,743,163         2,986,927
 distributions declared
 Cost of shares redeemed                                             (461,732,948)     (789,741,373)
   Change in net assets resulting from share transactions              19,509,085        56,586,496
     Change in net assets                                              19,509,085        56,586,496
 NET ASSETS:
 Beginning of period                                                  160,475,625       103,889,129
 End of period                                                     $  179,984,710   $   160,475,625

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              SIX MONTHS
                                                ENDED
                                              (UNAUDITED)
                                                APRIL 30,          YEAR ENDED OCTOBER 31,
                                                  1998         1997       1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00       $ 1.00     $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                          0.02         0.03       0.03        0.01
 LESS DISTRIBUTIONS
    Distributions from net investment income      (0.02)       (0.03)     (0.03)      (0.01)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00       $ 1.00     $ 1.00      $ 1.00
 TOTAL RETURN(B)                                   1.61%        3.27%      3.26%       1.35%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                       0.56%*       0.55%      0.50%       0.32%*
    Net investment income                          3.22%*       3.22%      3.21%       3.67%*
    Expense waiver/reimbursement(c)                0.43%*       0.51%      0.76%       1.63%*
SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)    $166,856     $147,105    $92,275     $30,133

 * Computed on an annualized basis.

(a) Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)          YEAR ENDED
                                                            APRIL 30,      OCTOBER 31,
                                                               1998           1997       1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00         $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.02           0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.02)         (0.03)    (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00         $ 1.00    $ 1.00
 TOTAL RETURN(B)                                               1.69%          3.43%     2.19%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    0.40%*         0.40%     0.37%*
   Net investment income                                       3.35%*         3.39%     3.40%*
   Expense waiver/reimbursement(c)                             0.59%*         0.66%     0.89%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                  $13,129        $13,370   $11,614

* Computed on an annualized basis.

(a) Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                       MICHIGAN MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:

                                                  ACQUISITION    ACQUISITION
                    SECURITY                          DATE           COST
 Michigan State Hospital Finance Authority          4/16/1998   $ 4,950,000
 (Series 1993A)
 Michigan State Housing Development Authority        9/4/1997     3,220,000
 (Series 1990A)
 Michigan State Housing Development Authority        4/1/1998     3,695,000
 (Series G)
 Monroe County, MI Pollution Control Authority,     11/3/1997     3,995,000
 (PT-143)
 Monroe County, MI Pollution Control Authority,      6/9/1997     3,480,000
 (Series CDC-1997M)
 Monroe County, MI Pollution Control Authority,      4/9/1998     7,455,000
 PT-108

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $179,984,710. Transactions in shares were as follows:

                                                                        Six-Months
                                                                          Ended          Year Ended
 Institutional Service Shares                                         April 30, 1998   October 31, 1997
 Shares sold                                                             446,971,049      780,908,072
 Shares issued to shareholders in payment of distributions declared        1,729,019        2,956,463
 Shares redeemed                                                        (428,949,740)    (729,034,645)
   Net change resulting from Institutional Service Share transactions     19,750,328       54,829,890

                                                                         Six-Months
                                                                           Ended         Year Ended
Institutional Shares                                                  April 30, 1998  October 31, 1997
 Shares sold                                                            32,527,821       62,432,870
 Shares issued to shareholders in payment of distributions declared         14,144           30,464
 Shares redeemed                                                       (32,783,208)     (60,706,728)
   Net change resulting from Institutional Share transactions             (241,243)       1,756,606
     Net change resulting from share transactions                       19,509,085       56,586,496

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $18,618 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended April 30, 1998, the Fund paid $2,881 pursuant to this agreement.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $203,000,000 and $236,365,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 82% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Michigan Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229667
Cusip 314229725
G01456-02 (6/98)

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Minnesota Municipal Cash Trust, a protfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Cash Series Shares and Institutional Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income -- free from federal regular income tax and Minnesota personal income tax* -- through a portfolio concentrated in high-quality, short-term Minnesota municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.01 per share for Cash Series Shares and $0.02 per share for Institutional Shares. The fund's net assets surpassed the $500 million mark, reaching $544 million at the end of the reporting period.

Thank you for relying on Minnesota Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Mary Jo Ochson, CFA, Senior Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills")-- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year, tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs")were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund's average maturity at the beginning of the reporting period was approximately 33 days. The fund remained in a 30- to 60-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis included the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Cash Series Shares and Institutional Shares on April 30, 1998, were 3.37% and 3.87% compared to 3.01% and 3.51% at the beginning of the reporting period with the increase in yield coming at the end of the reporting period due in large part to technical factors relating to tax payment season.* The latest yields were the equivalent of 6.09% and 7.04% taxable yields for Cash Series Shares and Institutional Shares, respectively, for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: TO ELECT TRUSTEES.*

                        SHARES VOTED    SHARES WITHHELD
                            FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677      119,147,843
 John T. Conroy, Jr.   2,721,162,612      118,880,908
 Peter E. Madden       2,721,333,249      118,710,271
 John E. Murray, Jr.   2,721,558,092      118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts.

PORTFOLIO OF INVESTMENTS

MINNESOTA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 MINNESOTA--94.9%
 $          2,300,000 Albert Lea, MN Independent School District No. 241, Tax        $    2,303,753
                      Anticipation Certificates, 4.00% TANs (Minnesota State GTD),
                      10/24/1998
            5,600,000 Anoka City, MN Solid Waste Disposal Authority, 3.65% CP             5,600,000
                      (United Power Associates)/(National Rural Utilities
                      Cooperative Finance Corp. GTD), Mandatory Tender 8/12/1998
            1,950,000 Anoka, MN, Multifamily Housing Revenue Bonds Weekly VRDNs           1,950,000
                      (Walker Plaza Project)/(U.S. Bank, N.A., Minneapolis LOC)
            3,685,000 Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV               3,685,000
                      Development Co. Project)/(Firstar Bank, Minnesota LOC)
            2,060,000 Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid Powell,          2,060,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
            5,500,000 Becker, MN, PCR (Series 1992A), 3.55% CP (Northern States           5,500,000
                      Power Co.), Mandatory Tender 6/18/1998
            9,900,000 Becker, MN, PCR (Series 1993-B), 3.45% CP (Northern States          9,900,000
                      Power Co.), Mandatory Tender 6/12/1998
            6,700,000 Becker, MN, PCR (Series 1993A & B), 3.55% CP (Northern
                      States 6,700,000 Power Co.), Mandatory Tender 6/11/1998
            9,500,000 Becker, MN, PCR (Series 1993A & B), 3.55% CP (Northern
                      States 9,500,000 Power Co.), Mandatory Tender 7/21/1998
            5,000,000 Becker, MN, PCR (Series 1993A & B), 3.70% CP (Northern
                      States 5,000,000 Power Co.), Mandatory Tender 7/16/1998
            4,000,000 Becker, MN, PCR (Series 1993A & B), 3.70% CP (Northern
                      States 4,000,000 Power Co.), Mandatory Tender 7/16/1998
              500,000 Beltrami County, MN, Environmental Control Authority Daily            500,000
                      VRDNs (Northwood Panelboard Co.)/(Union Bank of Switzerland,
                      Zurich LOC)
            1,400,000 Beltrami County, MN, Environmental Control Authority, (Series       1,400,000
                      1995) Daily VRDNs (Northwood Panelboard Co.)/(Union Bank of
                      Switzerland, Zurich LOC)
            2,855,000 Blaine, MN, Industrial Development Revenue Bonds (Series            2,855,000
                      1996) Weekly VRDNs (S & S of Minnesota, LLC Project)/(Norwest
                      Bank Minnesota, N.A. LOC)
            2,000,000 Bloomington, MN Port Authority, Special Tax Revenue Refunding       2,000,000
                      Bonds (Series 1996B) Weekly VRDNs (Mall of America)/(FSA
                      INS)/(Credit Local de France LIQ)
            7,500,000 Bloomington, MN, 4.75% Bonds, 12/1/1998                             7,542,741
            2,900,000 Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now               2,900,000
                      Technologies, Inc. Project)/(Norwest Bank Minnesota, N.A.
                      LOC)
            5,000,000 Bloomington, MN, Multi-Family Housing Weekly VRDNs
                      5,000,000 (Crow/Bloomington Apartments)/(Citibank N.A.,
                      New York LOC)

MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          8,000,000 Burnsville, MN, Variable Rate Demand Revenue Bonds (Series     $    8,000,000
                      1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                      N.A. LOC)
            3,740,000 Burnsville, MN, Adjustable Rate IDRB (Series 1996) Weekly           3,740,000
                      VRDNs (Caire, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)
            3,895,000 Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest Bank         3,895,000
                      Minnesota, N.A. LOC)
            1,240,000 Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building            1,240,000
                      Management Group, L.L.C. Project)/(Norwest Bank Minnesota,
                      N.A. LOC)
            5,000,000 Cloquet, MN, Industrial Facilities Revenue Bonds (Series            5,000,000
                      1996A) Weekly VRDNs (Potlatch Corp.)/(Credit Suisse First
                      Boston LOC)
            2,800,000 Coon Rapids, MN Hospital Authority, (Series 1985) Weekly            2,800,000
                      VRDNs (Health Central System)/(U.S. Bank, N.A., Minneapolis
                      LOC)
            3,380,000 Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical
                      3,380,000 Enterprise Associates Project)/(Norwest Bank
                      Minnesota, N.A.
                      LOC)
            2,350,000 Cottage Grove, MN, IDR Refunding Bonds (Series 1995)
                      Weekly 2,350,000 VRDNs (Supervalu Inc.)/(Wachovia Bank of
                      Georgia N.A., Atlanta LOC)
           10,745,000 (b)Dakota County & Washington County MN Housing &                  10,745,000
                      Redevelopment Authority, MERLOTs (Series J), 4.00% TOBs
                      (United States Treasury COL)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 6/1/1998
            1,865,000 Dakota County, MN Housing & Redevelopment Authority,
                      1,865,000 Multifamily Rental Housing Revenue Bonds (Series
                      1994-B) Weekly VRDNs (Westwood Ridge Senior Residence
                      Project)/(U.S.
                      Bank, N.A., Minneapolis LOC)
            3,000,000 (b)Dakota County, Washington County & Anoka City, MN Housing        3,000,000
                      & Redevelopment Authority, MERLOTs (Series H), 4.00% TOBs
                      (United States Treasury COL)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 6/1/1998
            9,000,000 Duluth, MN, Certificates of Indebtedness (Series 1998), 3.98%       9,014,529
                      TANs, 12/31/1998
              810,000 Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W. Cohen             810,000
                      Project)/(Norwest Bank Minnesota, N.A. LOC)
            1,255,000 Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge         1,255,000
                      Printing, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)
            1,360,000 Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert            1,360,000
                      Lothenbach Project)/(Norwest Bank Minnesota, N.A. LOC)
              850,000 Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest Bank             850,000
                      Minnesota, N.A. LOC)
            2,500,000 Faribault, MN ISD No. 656, 3.75% TANs (Minnesota State GTD),        2,503,292
                      3/30/1999
            2,945,000 Farmington, MN, (Series 1996) Weekly VRDNs (Lexington
                      2,945,000 Standard Corporation Project)/(Norwest Bank
                      Minnesota, N.A.
                      LOC)
            7,200,000 Hennepin Co. MN, (Series 1995C) Weekly VRDNs                        7,200,000
            7,250,000 Hennepin Co. MN, (Series 1996C) Weekly VRDNs                        7,250,000
            7,100,000 Hubbard County, MN, Solid Waste Disposal (Series 1990) Weekly       7,100,000
                      VRDNs (Potlatch Corp.)/(Credit Suisse First Boston LOC)

 MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          5,600,000 Lino Lakes, MN, Variable Rate Demand IDRBs (Series 1997)       $    5,600,000
                      Weekly VRDNs (Taylor Corp.)/(Norwest Bank Minnesota, N.A.
                      LOC)
            1,000,000 (b)MN Insured Municipal Securities Trust, Series 1996A,             1,000,000
                      Floating Rate Certificates Weekly VRDNs (Eden Prairie MN, ISD
                      272)/(MBIA INS) / (Norwest Bank Minnesota, N.A. LIQ)
            1,125,000 (b)MN Insured Municipal Securities Trust, Series 1996B,             1,125,000
                      Floating Rate Certificates Weekly VRDNs (Eden Prairie MN, ISD
                      272)/(MBIA INS) /(Norwest Bank Minnesota, N.A. LIQ)
            2,500,000 (b)MN Insured Municipal Securities Trust, Series 1996H,             2,500,000
                      Floating Rate Certificates Weekly VRDNs (St. Louis Park, MN
                      Health Care Facilities)/(AMBAC INS)/(Norwest Bank Minnesota,
                      N.A. LIQ)
            2,250,000 (b)MN Municipal Securities Trust, Series 1996D, Floating Rate       2,250,000
                      Certificates Weekly VRDNs (North St. Paul-Maplewood, MN ISD
                      622)/(Norwest Bank Minnesota, N.A. LIQ)
            5,000,000 (b)MN Municipal Securities Trust, Series 1996F, Floating Rate       5,000,000
                      Certificates Weekly VRDNs (Benedictine Health System)
                      /(Connie Lee INS)/(Norwest Bank Minnesota, N.A. LIQ)
            4,000,000 (b)MN Municipal Securities Trust, Series 1996H, Floating Rate       4,000,000
                      Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA
                      INS)/(Norwest Bank Minnesota, N.A. LIQ)
            3,900,000 Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle             3,900,000
                      Ridge, MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)
            3,000,000 Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle             3,000,000
                      Ridge, MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)
            3,600,000 Maple Grove, MN, Variable Rate Demand IDRBs (Series 1998)           3,600,000
                      Weekly VRDNs (Spancrete Midwest Co.)/(Norwest Bank Minnesota,
                      N.A. LOC)
            1,000,000 Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd.              1,000,000
                      Partnership)/(Norwest Bank Minnesota, N.A. LOC)
            2,025,000 Maplewood, MN, Multi-Family Housing (Series 1993) Weekly            2,025,000
                      VRDNs (Silver Ridge Project)/(Federal Home Loan Bank of
                      Chicago LOC)
            2,580,000 Mendota Heights, MN, Multi-Family Revenue Bonds Weekly VRDNs        2,580,000
                      (Lexington Heights Apartments)/(Sumitomo Bank Ltd., Osaka
                      LOC)
            5,500,000 Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs               5,500,000
                      (Riverplace Project (The Pinnacle Apartments))/(Sumitomo Bank
                      Ltd., Osaka LOC)
              680,000 Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(U.S. Bank, N.A.,          680,000
                      Minneapolis LOC)
            4,500,000 Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square          4,500,000
                      Real Estate, Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            6,000,000 Minneapolis, MN, (Series 1995B) Weekly VRDNs                        6,000,000
            3,330,000 Minneapolis, MN, (Series 1998), 4.50% Bonds, 3/1/1999               3,353,267
           13,500,000 Minneapolis, MN, Housing Development Revenue Refunding Bonds       13,500,000
                      (Series 1988) Weekly VRDNs (Symphony Place) / (Citibank N.A.,
                      New York LOC)
              900,000 Minneapolis, MN, Variable Rate Demand Commercial Development          900,000
                      Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                      Company Project)/(U.S. Bank, N.A., Minneapolis LOC)

MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $         10,165,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly    $   10,165,000
                      VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis
                      LOC)
            9,570,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly         9,570,000
                      VRDNs (Bayerische Vereinsbank AG, Munich LIQ)
            4,900,000 Minneapolis, MN, Various Purpose Bonds (Series 1997B) Weekly        4,900,000
                      VRDNs (Bayerische Vereinsbank AG, Munich LIQ)
            3,520,000 (b)Minneapolis/St. Paul MN Housing Finance Board, SFM
                      Revenue 3,520,000 Bonds, MERLOTs (Series D), 4.10% TOBs
                      (GNMA COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                      Optional Tender 7/1/1998
            8,000,000 Minnesota Agricultural and Economic Development Board,              8,000,000
                      (Series 1996) Weekly VRDNs (Evangelical Lutheran Good
                      Samaritan Society)/(Rabobank Nederland, Utrecht LOC)
            8,000,000 Minnesota State Commissioner of Iron Range Resources &              8,000,000
                      Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-Pacific
                      Corp.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            5,000,000 Minnesota State HFA, Convertible Single Family Mortgage             5,000,000
                      (Series M), 3.80% TOBs, Mandatory Tender 12/10/1998
              615,000 Minnesota State HFA, Convertible Single Family Mortgage Bonds         615,000
                      (Series N), 3.90% TOBs, Mandatory Tender 12/10/1998
            3,800,000 Minnesota State Higher Education Coordinating Board, (Series        3,800,000
                      1992A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
            7,000,000 Minnesota State Higher Education Coordinating Board, 1992           7,000,000
                      (Series B) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
           12,700,000 Minnesota State Higher Education Coordinating Board, 1992          12,700,000
                      (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
            6,500,000 Minnesota State Higher Education Coordinating Board, 1992           6,500,000
                      (Series C) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
           10,000,000 Minnesota State, (Series A), 5.00% Bonds (AMBAC INS),              10,019,622
                      6/30/1998
           11,705,000 Minnesota State, 4.625% Bonds, 8/1/1998                            11,729,175
            1,860,000 Minnesota State, 4.70% Bonds, 8/1/1998                              1,864,149
            1,000,000 Minnesota State, 4.80% Bonds, 8/1/1998                              1,002,903
            1,500,000 Minnesota State, 4.90% Bonds, 8/1/1998                              1,504,047
            1,500,000 Minnesota State, 5.00% Bonds, 11/1/1998                             1,508,579
            5,000,000 Minnesota State, 5.50% Bonds, 8/1/1998                              5,020,042
            2,400,000 Minnesota State, 7.00% Bonds (United States Treasury PRF),          2,418,879
                      8/1/1998 (@100)
            5,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, (Series       5,000,000
                      1997B), 3.85% TANs (Minnesota State GTD), 9/3/1998
            7,145,000 Minnesota Tax and Aid Anticipation Borrowing Program, (Series       7,145,000
                      1998A), 3.65% TANs (Minnesota State GTD), 2/9/1999

MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $         10,000,000 Minnesota Tax and Aid Anticipation Borrowing Program, (Series  $   10,028,429
                      1998B), 3.90% TANs (Minnesota State GTD), 3/4/1999
            1,085,000 Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos.,          1,085,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            5,900,000 Minnetonka, MN, Multifamily Housing Revenue Refunding Bonds         5,900,000
                      (Series 1995) Weekly VRDNs (Southampton Apartments Project
                      (MN))/(National Bank of Canada, Montreal LOC)
            1,300,000 New Brighton, MN, IDR Weekly VRDNs (Unicare Homes,                  1,300,000
                      Inc.)/(Banque Paribas, Paris LOC)
            1,000,000 New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines and           1,000,000
                      Hanson Printing Co.)/(Norwest Bank Minnesota, N.A. LOC)
            3,290,000 New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A.,          3,290,000
                      Minneapolis LOC)
            5,150,000 Olmsted County, MN Building Authority, Certificates of              5,150,000
                      Participation Weekly VRDNs (Human Services
                      Infrastructure)/(Toronto-Dominion Bank LOC)
              900,000 Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/(Rabobank           900,000
                      Nederland, Utrecht LOC)
            1,250,000 Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank              1,250,000
                      Minnesota, N.A. LOC)
            3,500,000 Plymouth, MN, IDRB (Series 1994) Weekly VRDNs (Olympic
                      Steel, 3,500,000 Inc.)/(National City Bank, Ohio LOC)
            1,200,000 Port Authority of Saint Paul, MN, (Series 1998A) Weekly VRDNs       1,200,000
                      (Bix Fruit Co.)/(Firstar Bank, Milwaukee LOC)
            2,500,000 Port Authority of Saint Paul, MN, Variable Rate Demand
                      IDRBs 2,500,000 (Series 1998A) Weekly VRDNs (National
                      Checking Co.)/(U.S.
                      Bank, N.A., Minneapolis LOC)
              925,000 Port of Austin, MN Weekly VRDNs (Mower House Color)/(Norwest          925,000
                      Bank Minnesota, N.A. LOC)
            2,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs           2,000,000
                      (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)
            1,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs           1,000,000
                      (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)
              500,000 Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing                500,000
                      Corp.)/(KeyBank, N.A. LOC)
            2,625,000 Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development, LLC             2,625,000
                      Project)/(Norwest Bank Minnesota, N.A. LOC)
           21,950,000 Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining       21,950,000
                      Co.)
            8,000,000 Shakopee, MN Hospital Finance Authority Weekly VRDNs (St.           8,000,000
                      Francis Regional Medical Center)/(Citibank N.A., New York
                      LOC)
              940,000 Southern Minnesota Municipal Power Agency, (Series 1991A),            948,886
                      5.10% Bonds (FGIC INS), 1/1/1999
            6,500,000 Southern Minnesota Municipal Power Agency, 3.50% CP,                6,500,000
                      Mandatory Tender 5/8/1998
            5,000,000 Southern Minnesota Municipal Power Agency, 3.65% CP,                5,000,000
                      Mandatory Tender 5/8/1998
            5,500,000 Southern Minnesota Municipal Power Agency, 3.80% CP,                5,500,000
                      Mandatory Tender 8/11/1998

MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          1,245,000 St. Cloud, MN Housing & Redevelopment Authority, Revenue       $    1,245,000
                      Refunding Bonds (Series 1994A) Weekly VRDNs (Coborn's
                      Incorporated Project)/(Norwest Bank Minnesota, N.A. LOC)
            2,400,000 St. Cloud, MN Housing & Redevelopment Authority, Revenue            2,400,000
                      Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's
                      Incorporated Project)/(Norwest Bank Minnesota, N.A. LOC)
            5,800,000 St. Cloud, MN, (Series 1997-A) Weekly VRDNs (The Saint Cloud        5,800,000
                      Hospital)/(Rabobank Nederland, Utrecht LOC)
            7,400,000 St. Louis Park, MN Health Care Facilities, Floating Rate            7,400,000
                      Monthly Demand IDRB's (Series 1984) Weekly VRDNs (Unicare
                      Homes, Inc.)/(Banque Paribas, Paris LOC)
            4,600,000 St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs         4,600,000
                      (District Cooling St. Paul, Inc.)/(Credit Local de France
                      LOC)
              400,000 St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs           400,000
                      (United Way)/ (U.S. Bank, N.A., Minneapolis LOC)
              100,000 St. Paul, MN Housing & Redevelopment Authority, (Series 1994)         100,000
                      Weekly VRDNs (Minnesota Children's Museum)/(U.S. Bank, N.A.,
                      Minneapolis LOC)
            2,000,000 St. Paul, MN Housing & Redevelopment Authority, District            2,000,000
                      Cooling Revenue Bonds (1995 Series I) Weekly VRDNs (Credit
                      Local de France LOC)
            5,000,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West       5,000,000
                      Gate Office)/(U.S. Bank, N.A., Minneapolis LOC)
            1,000,000 Steele County, MN, IDRB (Series 1994) Weekly VRDNs
                      (Blount, 1,000,000 Inc.)/(Nationsbank, N.A., Charlotte
                      LOC)
           10,000,000 (b)VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand                10,000,000
                      Certificates (Series 1997A) Weekly VRDNs (Regents of
                      University of Minnesota)/(Citibank N.A., New York LIQ)
            3,300,000 Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.          3,300,000
                      Project)/(Norwest Bank Minnesota, N.A. LOC)
            1,235,000 Victoria, MN, Industrial Development Revenue Bonds, (Series         1,235,000
                      1996B) Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank
                      Minnesota, N.A. LOC)
            5,500,000 Washington County, MN Housing & Redevelopment Authority,            5,500,000
                      (Series 90) Weekly VRDNs (Granada Pond Apartments)/(Sumitomo
                      Bank Ltd., Osaka LOC)
            2,100,000 Wells, MN, 4.125% TOBs (Stokely, Inc.)/(Corestates Bank
                      N.A., 2,100,000 Philadelphia, PA LOC), Optional Tender
                      6/1/1998
            1,000,000 Western Minnesota Municipal Power Agency, MN, 10.25% Bonds          1,042,423
                      (United States Treasury PRF), 1/1/1999 (@100)
            2,500,000 Western Minnesota Municipal Power Agency, MN, Transmission          2,500,000
                      Project (Series 1997 A), 4.25% BANs, 1/1/1999

MINNESOTA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $            975,000 White Bear, MN Weekly VRDNs (Thermoform Plastic,               $      975,000
                      Inc.)/(Norwest Bank Minnesota, N.A. LOC)
            2,025,000 White Bear, MN, Variable Rate Demand Industrial Revenue Bonds       2,025,000
                      Weekly VRDNs (N.A. Ternes Project)/(Firstar Bank, Minnesota
                      LOC)
            2,000,000 Winsted, MN IDA Weekly VRDNs (Sterner Lighting                      2,000,000
                      Systems)/(Fleet National Bank, Springfield, MA LOC)
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                     516,369,716
 PUERTO RICO--4.7%
            3,197,694 (b)ABN AMRO Chicago Corp. 1997A LeaseTOPS Trust, Weekly VRDNs       3,197,694
                      (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and
                      Trust Co. LOC)
            5,000,000 (b)Commonwealth of Puerto Rico, (Series 1992A) P-Floats
                      5,000,000 PT-140, 3.65% TOBs (FSA INS)/(Commerzbank AG,
                      Frankfurt LIQ), Mandatory Tender 1/14/1999
            6,000,000 Commonwealth of Puerto Rico, (Series 1998A), 4.50% TRANs,           6,014,374
                      7/30/1998
           11,290,000 (b)Commonwealth of Puerto Rico, Municipal Securities Trust         11,290,000
                      Receipts, (Series 1998-CMC4) Weekly VRDNs (MBIA INS) / (Chase
                      Manhattan Corp. LIQ)
                      TOTAL                                                              25,502,068
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $ 541,871,784

Securities that are subject to Alternative Minimum Tax represent 27.4% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1997, the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (unaudited)

 FIRST TIER   SECOND TIER
  100.00%        0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $62,627,694 which represents 11.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($544,037,983) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CDA --Community Development Administration COL --Collateralized CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured ISD --Independent School District LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTS --Municipal Exempt Receipts Liquidity Optional Tender Series PCR --Pollution Control Revenue PRF --Prerefunded SFM --Single Family Mortgage TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

MINNESOTA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 541,871,784
 Cash                                                                                       267,592
 Income receivable                                                                        3,617,734
 Prepaid expenses                                                                            13,090
   Total assets                                                                         545,770,200
 LIABILITIES:
 Income distribution payable                                            $ 1,595,839
 Accrued expenses                                                           136,378
   Total liabilities                                                                      1,732,217
 Net Assets for 544,037,983 shares outstanding                                        $ 544,037,983
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $312,217,852 / 312,217,852 shares outstanding                                                $1.00
 CASH SERIES SHARES:
 $231,820,131 / 231,820,131, shares outstanding                                               $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

MINNESOTA MUNICIPAL CASH TRUST

SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 10,133,089
 EXPENSES:
 Investment advisory fee                                                $   1,088,121
 Administrative personnel and services fee                                    205,148
 Custodian fees                                                                16,496
 Transfer and dividend disbursing agent fees and                               90,608
 expenses
 Directors'/Trustees' fees                                                      2,510
 Auditing fees                                                                  6,770
 Legal fees                                                                     5,177
 Portfolio accounting fees                                                     62,696
 Distribution services fee--Cash Series Shares                                632,515
 Shareholder services fee--Institutional Shares                               363,854
 Shareholder services fee--Cash Series Shares                                 316,257
 Share registration costs                                                      15,466
 Printing and postage                                                           9,449
 Insurance premiums                                                             3,487
 Miscellaneous                                                                  3,018
   Total expenses                                                           2,821,572
 Waivers--
   Waiver of investment advisory fee                      $ (684,658)
   Waiver of distribution services fee--Cash Series Shares  (316,257)
   Waiver of shareholder services fee--Institutional        (363,854)
 Shares
   Total waivers                                                           (1,364,769)
     Net expenses                                                                         1,456,803
       Net investment income                                                           $  8,676,286

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

MINNESOTA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                                                  (UNAUDITED)       YEAR ENDED
                                                                APRIL 30, 1998    OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $    8,676,286   $      14,244,131
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                              (4,974,051)         (7,772,322)
   Cash Series Shares                                                (3,702,235)         (6,471,809)
   Change in net assets resulting from distributions to              (8,676,286)        (14,244,131)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                       801,839,790       1,220,304,237
 Net asset value of shares issued to shareholders in payment          3,158,569           6,706,186
 of distributions declared
 Cost of shares redeemed                                           (690,552,794)     (1,250,475,198)
   Change in net assets resulting from share transactions           114,445,565         (23,464,775)
     Change in net assets                                           114,445,565         (23,464,775)
 NET ASSETS:
 Beginning of period                                                429,592,418         453,057,193
 End of period                                                   $  544,037,983   $     429,592,418

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              APRIL 30,            YEAR ENDED OCTOBER 31,
                                                 1998    1997      1996     1995     1994     1993
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.01      0.03      0.03      0.03     0.02     0.02
LESS DISTRIBUTIONS
  Distributions from net investment income     (0.01)    (0.03)    (0.03)    (0.03)   (0.02)   (0.02)
NET ASSET VALUE, END OF PERIOD                $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00
TOTAL RETURN(A)                                 1.46%     2.97%     2.97%     3.41%    2.17%    2.02%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                      0.80%*    0.80%     0.80%     0.70%    0.71%    0.71%
  Net investment income                         2.93%*    2.92%     2.93%     3.37%    2.15%    2.01%
  Expense waiver/reimbursement(b)               0.50%*    0.51%     0.51%     0.62%    0.61%    0.44%
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $231,820  $221,227  $235,614  $131,471  $94,335  $67,521

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              APRIL 30,              YEAR ENDED OCTOBER 31,
                                               1998       1997      1996      1995      1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.02      0.03      0.03      0.04      0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment              (0.02)    (0.03)    (0.03)    (0.04)    (0.03)    (0.02)
 income
 NET ASSET VALUE, END OF PERIOD                  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                   1.72%     3.48%     3.49%     3.82%     2.58%     2.43%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.30%*    0.30%     0.30%     0.30%     0.31%     0.31%
   Net investment income                           3.42%*    3.42%     3.43%     3.77%     2.55%     2.40%
   Expense waiver/reimbursement(b)                 0.50%*    0.51%     0.51%     0.52%     0.34%     0.34%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $312,218  $208,365  $217,443  $212,392  $159,704  $165,865

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the state of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:


                                                                 ACQUISITION  ACQUISITION
SECURITY                                                             DATE         COST
 Dakota County & Washington County MN Housing &
 Redevelopment Authority, MERLOTS (Series J)                         3/1/98   10,745,000
 Dakota County, Washington County, & Anoka City, MN
 Housing & Redevelopment Authority MERLOTS (Series  H)               3/1/98    3,000,000
 MN Insured Municipal Securities Trust Series 1996A                 6/11/96    1,000,000
 MN Insured Municipal Securities Trust, Series 1996B                6/11/96    1,250,000
 MN Insured Municipal Securities Trust, Series 1996H                 5/1/96    2,500,000
 MN Municipal Securities Trust, Series 1996D                        6/11/98    2,250,000
 MN Municipal Securities Trust, Series 1996F                        11/6/96    5,000,000
 MN Municipal Securities Trust, Series 1996H                         5/1/96    4,000,000
 Minneapolis/St. Paul MN Housing Finance Board,
 SFM Revenue Bonds                                                   4/1/98    3,520,000
 VRDC/IVRC Trust, Tax Exempt Variable Rate Demand Certicates       11/30/97   10,000,000
 ABN AMRO Chicago Corp. 1997A Lease TOPS Trust                     11/15/97    3,197,694
 Commonwealth of Puerto Rico, Municipal Securities Trust Receipts    1/8/98    3,197,694
 Commonwealth of Puerto Rico, (Series 1992A)                        1/28/98    5,000,000
 Commonwealth of Puerto Rico, Municipal Securities                  4/15/98   11,290,000
 Trust Receipts

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $544,037,983.

Transactions in capital stock were as follows:

                                                                          SIX MONTHS       YEAR
                                                                            ENDED          ENDED
                                                                           APRIL 30,    OCTOBER 31,
 INSTITUTIONAL SHARES                                                        1998           1997
 Shares sold                                                              431,356,846   596,921,325
 Shares issued to shareholders in payment of distributions                    173,024       323,548
 declared
 Shares redeemed                                                         (327,677,511) (606,322,424)
   Net change resulting from Institutional Share                          103,852,359    (9,077,551)
 transactions

                                                                          SIX MONTHS       YEAR
                                                                            ENDED          ENDED
                                                                           APRIL 30,    OCTOBER 31,
 CASH SERIES SHARES                                                          1998           1997
 Shares sold                                                              370,482,944   623,382,912
 Shares issued to shareholders in payment of distributions                  2,985,545     6,382,638
 declared
 Shares redeemed                                                         (362,875,283) (644,152,774)
   Net change resulting from Cash Series Share                             10,593,206   (14,387,224)
 transactions
     Net change resulting from share transactions                         114,445,565   (23,464,775)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses according to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated advisers), common Directors/Trustees, and/or common Officers. These purchases and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $457,517,340 and $407,292,340, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 55.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.0% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Glen R. Johnson

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer,
and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.Minnesota Municipal Cash Trust

[Graphic]
Federated Investors

Minnesota Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

314229873
314229402
1052807 (6/98)

[Graphic]


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New Jersey Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free income -- free from federal regular income tax and New Jersey personal income tax*-- through a portfolio concentrated in high-quality, short-term New Jersey municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

The fund's tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share for both Institutional Shares and Institutional Service Shares. Its net assets totaled $220 million at the end of the reporting period.

Thank you for relying on New Jersey Municipal Cash Trust to help your ready cash pursue tax-free income on a daily basis. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills") -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 50- to 70-day average maturity range over the reporting period, a neutral to positive stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Shares on April 30, 1998, was 3.46% compared to 3.20% at the beginning of the reporting period.* The increase in yield was due in large part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.40% taxable yield for investors in the highest federal and state tax brackets. For the Institutional Service Shares, the seven-day net yield was 3.36% on April 30, 1998, compared to 3.10% at the beginning of the reporting period.* The latest yield was equivalent to a taxable yield of 6.22% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the funds current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: TO ELECT TRUSTEES*

                        SHARES VOTED       SHARES WITHHELD
                            FOR               AUTHORITY
 Thomas G. Bigley      2,720,895,677          119,147,843
 John T. Conroy, Jr.   2,721,162,612          118,880,908
 Peter E. Madden       2,721,333,249          118,710,271
 John E. Murray, Jr.   2,721,558,092          118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                      NEW JERSEY MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--99.4%
 NEW JERSEY--91.7%
 $            700,000 Atlantic County, NJ Improvement Authority Weekly VRDNs         $      700,000
                      (Marine Midland Bank N.A., Buffalo, NY LOC)
            2,400,000 Berlin Township, NJ, 4.125% BANs, 6/25/1998                         2,400,781
            3,756,000 Bloomingdale Borough, NJ, 3.85% BANs, 3/12/1999                     3,760,668
            1,830,000 Bordentown, NJ, 4.00% BANs, 6/1/1998                                1,830,385
            3,285,000 Burlington, NJ, (Series 1997), 4.25% BANs, 10/20/1998               3,289,455
            1,645,000 Camden County, NJ Improvement Authority, (Series 1995) Weekly       1,645,000
                      VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National
                      Westminster Bank, PLC, London LOC)
            4,900,000 (b)Camden County, NJ Improvement Authority, (Series 1996)           4,900,000
                      Weekly VRDNs (Parkview Redevelopment Housing
                      Project)/(General Electric Capital Corp. LOC)
            4,620,000 (b)Clipper New Jersey Tax-Exempt Trust, (Series 1996-2)             4,620,000
                      Weekly VRDNs (New Jersey Housing & Mortgage Financing
                      Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)
            1,078,010 Franklin Township, NJ, 4.25% BANs, 8/19/1998                        1,079,101
            1,581,598 Haddonfield, NJ, 4.45% BANs, 6/5/1998                               1,582,298
            1,000,000 Harrison, NJ, 4.25% BANs, 5/28/1998                                 1,000,212
            3,844,018 High Bridge Borough, NJ, 4.375% BANs, 9/4/1998                      3,848,795
            2,302,650 Hopatcong, NJ, 4.25% BANs, 6/12/1998                                2,303,558
            1,200,000 Jackson Township, NJ, 4.25% BANs, 12/15/1998                        1,202,668
            3,172,788 Lakewood Township, NJ, 3.875% BANs, 4/15/1999                       3,177,885
            3,000,000 Lakewood Township, NJ, 4.00% BANs, 1/22/1999                        3,006,314
            3,003,750 Lavallette Borough, NJ, 4.00% BANs, 2/26/1999                       3,010,904
            2,000,000 Longport, NJ, 3.95% BANs, 8/28/1998                                 2,001,280
            3,040,000 Lumberton Township, NJ, (Series A), 3.83% BANs, 9/25/1998           3,041,540
            2,185,593 Maple Shade Township, NJ, 4.25% BANs, 5/8/1998                      2,185,736
              900,000 Mercer County, NJ Improvement Authority Weekly VRDNs (Mercer          900,000
                      County, NJ Pooled Governmental Loan Program)/(Credit Suisse
                      First Boston LOC)
            1,500,000 Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold                    1,500,000
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            2,885,616 Monroe Township, NJ, 3.80% BANs, 2/23/1999                          2,889,018
            3,912,887 Monroe Township, NJ, 4.00% BANs, 5/15/1998                          3,913,261
            2,220,000 Monroe Township, NJ, 4.375% BANs, 7/30/1998                         2,221,976
            1,900,000 Montclair Township, NJ, 4.00% BANs, 1/22/1999                       1,905,345

NEW JERSEY MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW JERSEY--CONTINUED
 $          5,373,000 New Jersey EDA Weekly VRDNs (Meridan Health Care)/(First       $    5,373,000
                      National Bank of Maryland, Baltimore LOC)
            4,170,000 New Jersey EDA Weekly VRDNs (Molins Machines)/(Nationsbank,         4,170,000
                      N.A., Charlotte LOC)
              915,000 New Jersey EDA Weekly VRDNs (Nash Group)/(Chase Manhattan             915,000
                      Bank N.A., New York LOC)
            1,980,000 New Jersey EDA, (1994 Series A), 4.30% TOBs (A.F.L.
                      Quality, 1,980,000 Inc.)/(Fleet Bank N.A. LOC), Optional
                      Tender 6/24/1998
              440,000 New Jersey EDA, (1994 Series B), 4.30% TOBs (Two Univac,              440,000
                      L.L.C.)/(Fleet Bank N.A. LOC), Optional Tender 6/24/1998
            4,100,000 New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/(First       4,100,000
                      Union National Bank, Charlotte, NC LOC)
            3,900,000 New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield              3,900,000
                      Associates)/(Bank of Tokyo- Mitsubishi Ltd. LOC)
              300,000 (b)New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban            300,000
                      Renewal)/(National Westminster Bank, PLC, London LOC)
            1,950,000 New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington             1,950,000
                      Corners Associates)/ (First Union National Bank, North LOC)
            1,000,000 New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin               1,000,000
                      Corp.)/(Banque Nationale de Paris LOC)
            2,725,000 New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place             2,725,000
                      School)/(Banque Nationale de Paris LOC)
            1,401,000 New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra                  1,401,000
                      Corporation Project)/ (Chase Manhattan Bank N.A., New York
                      LOC)
            2,580,000 New Jersey EDA, (Series 1995) Weekly VRDNs (International           2,580,000
                      Vitamin Corporation Project)/ (National Westminster Bank,
                      PLC, London LOC)
            4,605,000 New Jersey EDA, (Series 1996) Weekly VRDNs (R. Realty               4,605,000
                      Company)/(First Union National Bank, Charlotte, NC LOC)
            2,325,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Lauffer Building        2,325,000
                      Associates, Ltd.)/(Credit Suisse First Boston LOC)
            1,775,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland Building        1,775,000
                      Associates, Ltd.)/(Credit Suisse First Boston LOC)
            1,800,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Oakland                 1,800,000
                      Industrial Associates, Ltd.)/(Credit Suisse First Boston LOC)
            2,500,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Okner Parkway           2,500,000
                      Associates Ltd. Partnership)/ (Credit Suisse First Boston
                      LOC)
            3,500,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty          3,500,000
                      Partners)/(Corestates Bank N.A., Philadelphia, PA LOC)
            1,700,000 (b)New Jersey EDA, (Series 1997) Weekly VRDNs (UJA
                      Federation 1,700,000 of Bergan County and North Hudson,
                      Inc.)/(Bank of New York, New York LOC)

NEW JERSEY MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW JERSEY--CONTINUED
 $          2,500,000 New Jersey EDA, (Series 1997) Weekly VRDNs (Wood Hollow        $    2,500,000
                      Associates, L.L.C.)/ (Corestates Bank N.A., Philadelphia, PA
                      LOC)
            2,000,000 New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines              2,000,000
                      Home)/(PNC Bank, N.A. LOC)
            1,300,000 New Jersey EDA, (Series 1998) Weekly VRDNs (St. James               1,300,000
                      Preparatory School & St. James Social Service Corp.)/(First
                      Union National Bank, North LOC)
            1,500,000 New Jersey EDA, (Series 1998B) Weekly VRDNs (New Jersey             1,500,000
                      Natural Gas Co.)/ (AMBAC INS)/(Bank of New York, New York
                      LIQ)
            1,160,000 New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue,        1,160,000
                      LLC & Wearbest Sil-Tex, Ltd.)/(Bank of New York, New York
                      LOC)
              505,000 New Jersey EDA, (Series B) Weekly VRDNs (325 Midland Avenue,          505,000
                      LLC & Wearbest Sil-Tex, Ltd.)/(Bank of New York, New York
                      LOC)
              920,000 New Jersey EDA, (Series B) Weekly VRDNs (Greater Trenton              920,000
                      CMHC, Inc.)/(Corestates N.J. National Bank, Ewing Township
                      LOC)
              900,000 New Jersey EDA, (Series D-1) Weekly VRDNs (The Hibbert                900,000
                      Company)/(Corestates N.J. National Bank, Ewing Township LOC)
              680,000 New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries,          680,000
                      Inc.)/(Banque Nationale de Paris LOC)
            2,815,000 New Jersey EDA, Economic Development Bonds Weekly VRDNs             2,815,000
                      (Atlantic States Cast Iron Pipe Co.)/(Amsouth Bank N.A.,
                      Birmingham LOC)
            3,000,000 New Jersey EDA, Newark Recycling & Composting Co. (Series           3,000,000
                      1997), 3.95% TOBs (Societe Generale, Paris), Mandatory Tender
                      12/15/1998
            4,800,000 New Jersey EDA, Port Facility Revenue Bonds (Series 1983)           4,800,000
                      Weekly VRDNs (Trailer Marine Transport Corp.)/(Chase
                      Manhattan Bank N.A., New York LOC)
            2,400,000 (b)New Jersey EDA, Trust Receipts (Series 1998 FR/RI-34)            2,400,000
                      Weekly VRDNs (New Jersey- American Water Co., Inc.)/(FGIC
                      INS)/(Bank of New York, New York LIQ)
            3,100,000 New Jersey Health Care Facilities Financing Authority,              3,100,000
                      (Series 1997) Weekly VRDNs (Christian Health Care
                      Center)/(Valley National Bank, Passaic, NJ LOC)
           10,650,000 (b)New Jersey Housing & Mortgage Financing Authority, CDC          10,650,000
                      Municipal Products Class A Certificates (Series 1996B) Weekly
                      VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)
            1,500,000 (b)New Jersey State Transportation Trust Fund Agency, Trust         1,500,000
                      Receipts (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of New
                      York, New York LIQ)
            3,980,000 (b)New Jersey State, (CDC Series 1997L) Weekly VRDNs (CDC           3,980,000
                      Municipal Products, Inc. LIQ)
            4,100,000 New Jersey State, (Series Fiscal 1998A), 3.45% CP (Bank of          4,100,000
                      Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs),
                      Mandatory Tender 6/15/1998
            7,500,000 New Jersey State, (Series Fiscal 1998A), 3.63% CP (Bank of          7,500,000
                      Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs),
                      Mandatory Tender 6/9/1998
            3,000,000 New Jersey State, (Series Fiscal 1998A), 3.65% CP (Bank of          3,000,000
                      Nova Scotia, Toronto and Commerzbank AG, Frankfurt LIQs),
                      Mandatory Tender 5/26/1998
            2,203,300 Pine Hill Borough, NJ, (Series B), 3.96% BANs, 8/7/1998             2,203,638

 NEW JERSEY MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW JERSEY--CONTINUED
 $          1,018,953 Point Pleasant, NJ, 4.375% BANs, 8/6/1998                      $    1,019,935
            1,021,244 Point Pleasant, NJ, 4.375% BANs, 9/17/1998                          1,022,647
            1,111,738 Point Pleasant, NJ, 4.375% BANs, 9/17/1998                          1,114,513
           10,000,000 Port Authority of New York and New Jersey, (Series 1991-4)         10,000,000
                      Weekly VRDNs
            1,685,000 Seaside Heights Borough, NJ, (Series B), 4.25% BANs,                1,688,806
                      11/5/1998
            2,100,000 Stafford Township, NJ, 4.125% BANs, 5/15/1998                       2,100,219
            1,500,000 Stafford Township, NJ, 4.375% BANs, 5/15/1998                       1,500,152
            4,100,000 Wall Township, NJ, 4.00% BANs, 3/19/1999                            4,110,113
            4,421,802 Washington Borough, NJ, 4.25% BANs, 12/11/1998                      4,430,918
            1,400,000 Washington Township, NJ, 4.10% BANs, 8/6/1998                       1,400,713
                        TOTAL                                                           201,856,834
 GUAM--1.4%
            3,000,000 (b)Guam Power Authority, MERLOTS (Revenue Bonds, Series F)          3,000,000
                      Weekly VRDNs (AMBAC INS)/(Corestates Bank N.A., Philadelphia,
                      PA LIQ)
 PUERTO RICO--6.3%
            8,794,758 (b)Commonwealth of Puerto Rico Municipal Revenues Collection        8,794,758
                      Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                      N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)
            5,000,000 Government Development Bank for Puerto Rico (GDB), 3.45% CP,        5,000,000
                      Mandatory Tender 7/9/1998
                        TOTAL                                                            13,794,758
                        TOTAL INVESTMENTS (AT AMORTIZED                               $ 218,651,592
                        COST)(C)

Securities that are subject to Alternative Minimum Tax represents 25.1% of the portfolio based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

 FIRST TIER     SECOND TIER
    96.90%         3.40%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $41,844,758 which represents 19.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($220,096,034) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper EDA --Economic Development Authority FGIC --Financial Guaranty Insurance Company INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance
MERLOTS --Municipal Exempt Receipt - Liquidity Optional Tender Series
PCFA --Pollution Control Finance Authority
PLC --Public Limited Company
TOBs --Tender Option Bonds
VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                      NEW JERSEY MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  218,651,592
 Income receivable                                                                        2,577,212
 Prepaid expenses                                                                             4,677
   Total assets                                                                         221,233,481
 LIABILITIES:
 Income distribution payable                                              $ 602,649
 Payable to Bank                                                            519,556
 Accrued expenses                                                            15,242
   Total liabilities                                                                      1,137,447
 Net Assets for 220,096,034 shares outstanding                                       $  220,096,034
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $149,639,882 / 149,639,732 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $70,456,152 / 70,456,302 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                      NEW JERSEY MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 3,915,335
 EXPENSES:
 Investment advisory fee                                                   $   423,986
 Administrative personnel and services fee                                      78,120
 Custodian fees                                                                  5,519
 Transfer and dividend disbursing agent fees and expenses                       26,718
 Directors'/Trustees' fees                                                       1,242
 Auditing fees                                                                   6,491
 Legal fees                                                                      4,575
 Portfolio accounting fees                                                      36,191
 Distribution services fee--Institutional Service Shares                        30,151
 Shareholder services fee--Institutional Shares                                189,615
 Shareholder services fee--Institutional Service Shares                         75,376
 Share registration costs                                                       13,379
 Printing and postage                                                            6,903
 Insurance premiums                                                              3,235
 Taxes                                                                           1,293
 Miscellaneous                                                                   2,665
   Total expenses                                                              905,459
 Waivers --
   Waiver of investment advisory fee                         $  (75,670)
   Waiver of distribution services fee--Institutional           (30,151)
   Service Shares
   Waiver of shareholder services fee--Institutional Shares    (151,692)
   Waiver of shareholder services fee--Institutional            (30,151)
   Service Shares
     Total waivers                                                           (287,664)
       Net expenses                                                                         617,795
         Net investment income                                                          $ 3,297,540

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                       NEW JERSEY MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    3,297,540   $     5,218,833
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                               (2,380,051)       (4,020,737)
   Institutional Service Shares                                         (917,489)       (1,198,096)
     Change in net assets resulting from distributions to             (3,297,540)       (5,218,833)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         406,838,759       561,976,671
 Net asset value of shares issued to shareholders in payment of           567,686         1,135,725
 distributions declared
 Cost of shares redeemed                                             (354,255,550)    (540,696,148)
   Change in net assets resulting from share transactions              53,150,895        22,416,248
     Change in net assets                                              53,150,895        22,416,248
 NET ASSETS:
 Beginning of period                                                  166,945,139       144,528,891
 End of period                                                     $  220,096,034   $   166,945,139

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS
                                     ENDED
                                   (UNAUDITED)                     YEAR
                                     APRIL 30,                    ENDED
                                                                OCTOBER 31,
                                      1998         1997      1996      1995     1994       1993**
 NET ASSET VALUE,
 BEGINNING OF PERIOD                   $ 1.00     $ 1.00     $ 1.00    $ 1.00   $ 1.00     $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                   0.02       0.03       0.03      0.03     0.02       0.02
 LESS DISTRIBUTIONS
 Distributions from net
 investment income                      (0.02)     (0.03)     (0.03)    (0.03)   (0.02)     (0.02)
 NET ASSET VALUE, END OF
 PERIOD                                $ 1.00     $ 1.00     $ 1.00    $ 1.00   $ 1.00     $ 1.00
 TOTAL RETURN(A)                         1.57%      3.18%      3.17%     3.46%    2.26%      2.22%
 RATIOS TO AVERAGE NET
 ASSETS
 Expenses                                0.55%*     0.55%      0.55%     0.55%    0.54%      0.46%
 Net investment income                   3.14%*     3.13%      3.13%     3.41%    2.22%      2.19%
 Expense
 waiver/reimbursement(b)                 0.27%*     0.31%      0.37%     0.41%    0.39%      0.45%
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)                $149,640   $112,407   $115,722   $86,944   $62,984   $66,346

* Computed on an annualized basis.

** Prior to October 6, 1993, the fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)
                                               APRIL 30,           YEAR ENDED OCTOBER 31,
                                                  1998      1997     1996      1995      1994     1993**
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.02      0.03      0.03      0.03      0.02      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.02)    (0.03)    (0.03)    (0.03)    (0.02)    (0.02)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                   1.52%     3.08%     3.07%     3.36%     2.16%     2.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.65%*    0.65%     0.65%     0.65%     0.65%     0.56%
   Net investment income                           3.04%*    3.08%     3.03%     3.28%     2.19%     2.08%
   Expense waiver/reimbursement(b)                 0.27%*    0.31%     0.37%     0.41%     0.41%     0.45%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $70,456   $54,538   $28,807   $29,817   $36,704   $21,005

* Computed on an annualized basis.

** Prior to October 6, 1993, the fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                      NEW JERSEY MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the fund is current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at April 30, 1998, is as follows:

                SECURITY                   ACQUISITION DATE   ACQUISITION COST
 Guam Power Authority, MERLOTS (Revenue          12/8/1997       $3,000,000
 Bond, Series F)
 Camden County, NJ Improvement                   7/11/1996        4,900,000
 Authority, (Series 1996)
 Clipper New Jersey Tax-Exempt Trust,            4/19/1996        4,620,000
 (Series 1996-2)
 New Jersey EDA, Trust Receipts (Series          6/30/1997 -      2,400,000
 1998)                                           7/1/1997
 New Jersey EDA, (Series 1988-F)                 6/3/1991           300,000
 New Jersey EDA, (Series 1997)                   7/3/1997         1,700,000
 New Jersey Housing & Mortgage Finance           4/1/1997        10,650,000
 Authority
 New Jersey State Transportation Trust           6/15/1997        1,500,000
 Fund Agency, Trust Receipts (Series
 1996-1)
 New Jersey State, (CDC Series 1997L)            5/22/1997        3,980,000
 Commonwealth of Puerto Rico Municipal          10/15/1997 -      8,794,758
 Revenues Collection Center, 1997A              10/17/1997
 LeaseTOPS Trust

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $220,096,034. Transactions in shares were as follows:

                                               SIX MONTHS
                                                  ENDED          YEAR ENDED
                                                 APRIL 30,      OCTOBER 31,
 INSTITUTIONAL SHARES                              1998             1997
 Shares sold                                    283,744,541      385,242,860
 Shares issued to shareholders in
 payment of distributions declared                   17,173          321,415
 Shares redeemed                               (246,528,723)    (388,879,537)
  Net change resulting from
  Institutional Share transactions               37,232,991       (3,315,262)

                                               SIX MONTHS
                                                  ENDED        YEAR ENDED
                                                APRIL 30,      OCTOBER  31,
 INSTITUTIONAL SERVICE SHARES                     1998             1997
 Shares sold                                   123,094,218      176,733,811
 Shares issued to shareholders in
 payment of distributions declared                 550,512          814,310
 Shares redeemed                              (107,726,826)    (151,816,611)
  Net change resulting from
  Institutional Service Share
  transactions                                  15,917,904       25,731,510
   Net change resulting from share
   transactions                                 53,150,895       22,416,248

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

PORTFOLIO ACCOUNTING FEES

FServ maintains the accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $152,376,098 and $152,500,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 50.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.67% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

New Jersey Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS APRIL 30, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229600
Cusip 314229709
2052902 (6/98)

[Graphic]


                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of New York Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares and Cash II Shares.

The fund is a convenient way to put your ready cash to work pursuing double or triple tax-free income--free from federal regular income tax, New York state income tax, and New York City local income tax*--through a portfolio concentrated in high-quality, short-term New York municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double or triple tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid tax-free dividends totaling $0.02 per share for Institutional Service Shares and $0.02 per share for Cash II Shares. The fund's net assets totaled $523.9 million at the end of the reporting period.

Thank you for relying on New York Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 40- to 55-day average maturity range over the reporting period, a neutral to positive stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998, was 3.60%* compared to 3.22% at the beginning of the reporting period. The increase in yield was due in part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.72% taxable yield for investors in the highest federal, state, and city tax brackets. For the Cash II Shares, the seven-day net yield was 3.44%* on April 30, 1998, compared to 3.04% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 6.42% for investors in the highest federal, state, and city tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future returns. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                       SHARES VOTED    SHARES WITHHELD
                           FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677     119,147,843
 John T. Conroy, Jr.   2,721,162,612     118,880,908
 Peter E. Madden       2,721,333,249     118,710,271
 John E. Murray, Jr.   2,721,558,092     118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS

                       NEW YORK MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.2%
 NEW YORK--94.9%
 $          4,760,000 Albany City School District, NY, 4.00% TANs, 11/30/1998        $    4,770,742
            9,195,000 (b)Albany County Airport Authority, NY, Trust Receipts              9,195,000
                      (Series 1997 FR/RI-7) Weekly VRDNs (FSA INS)/(Bank of New
                      York, New York LIQ)
            5,000,000 Allegany-Limestone, NY Central School District, 4.05% BANs,         5,004,161
                      12/30/1998
            9,000,000 Broadalbin-Perth, NY Central School District, 3.80% BANs,           9,010,617
                      2/24/1999
            3,500,000 Buffalo, NY, 4.40% RANs (Landesbank Hessen-Thueringen,              3,505,209
                      Frankfurt LOC), 8/5/1998
            1,425,000 Cattaraugus County, NY IDA, (Series 1996A) Weekly VRDNs             1,425,000
                      (Gier's Farm Service, Inc. Project)/ (KeyBank, N.A. LOC)
            1,800,000 Chautauqua County, NY IDA Weekly VRDNs (Cliffstar                   1,800,000
                      Corp.)/(KeyBank, N.A. LOC)
            3,900,000 Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine            3,900,000
                      Corp.)/(Wells Fargo Bank, N.A. LOC)
              900,000 Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine               900,000
                      Midland Bank N.A., Buffalo, NY LOC)
              655,000 Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty                655,000
                      Retailers, Inc.)/(Marine Midland Bank N.A., Buffalo, NY LOC)
            3,100,000 Colonie, NY IDA, 4.00% TOBs (800 North Pearl 3,100,000
                      Associates)/(Fleet Bank N.A. LOC), Optional Tender
                      12/1/1998
            4,720,000 Corinth, NY IDA, Solid Waste Disposal Revenue Bonds (Series         4,720,000
                      A), 3.80% TOBs (International Paper Co.), Optional Tender
                      3/1/1999
            1,300,000 Dutchess County, NY IDA, Series 1995 Weekly VRDNs (Laerdal          1,300,000
                      Medical Corp.)/(Bank of New York, New York LOC)
            2,250,000 Erie County, NY IDA, (Series A) Weekly VRDNs
                      (Gemcor)/(Marine 2,250,000 Midland Bank N.A., Buffalo, NY
                      LOC)
            5,000,000 Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs                5,000,000
                      (Servotronics, Inc. Project)/(Fleet Bank N.A. LOC)
            6,000,000 Farmingdale, NY Union Free School District, 4.25% TANs,             6,003,280
                      6/29/1998
            1,800,000 Franklin County, NY IDA, (Series 1991A) Weekly VRDNs (KES           1,800,000
                      Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
              725,000 Fulton County, NY IDA, 4.05% TOBs (Gates Mills Inc.)/(Fleet           725,000
                      Bank N.A. LOC), Optional Tender 12/1/1998
            1,400,000 Guilderland, NY IDA, (Series 1993A) Weekly VRDNs                    1,400,000
                      (Northeastern Industrial Park, Inc.)/ (Fleet Bank N.A. LOC)
            4,080,000 Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's           4,080,000
                      Kitchen)/(Bank of New York, New York LOC)
            6,985,000 Livonia, NY Central School District, 3.75% BANs, 3/30/1999          6,991,755
            4,000,000 Lowville, NY Central School District, (Bond Anticipation            4,002,958
                      Notes, 1997), 4.10% BANs, 9/18/1998

 NEW YORK MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          1,745,000 Madison County, NY IDA, (Series 1989A) Weekly VRDNs (Madison,  $    1,745,000
                      NY Upstate Metals)/ (Fleet Bank N.A. LOC)
            4,500,000 Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and       4,500,000
                      Cable)/(KeyBank, N.A. LOC)
            4,525,000 Malone, NY Central School District, 4.00% RANs, 6/26/1998           4,525,806
           15,000,000 Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust           15,000,000
                      Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland
                      Bank N.A., Buffalo, NY LOC)
            5,000,000 (b)Metropolitan Transportation Authority, New York,
                      MERLOTS 5,000,000 (Series 1997 C-2) Weekly VRDNs
                      (Corestates Bank N.A., Philadelphia, PA LIQ)/(FGIC LOC)
            3,300,000 (b)Monroe County, NY Airport Authority, (PT-98) Weekly VRDNs        3,300,000
                      (Greater Rochester International Airport)/(MBIA
                      INS)/(Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)
            9,000,000 Nassau County, NY, (Series 1998A), 4.25% BANs, 8/17/1998            9,017,673
            4,100,000 New York City Housing Development Corp., (1995 Series A-2)          4,100,000
                      Weekly VRDNs (400 West 59th Street Development)/(Bayerische
                      Hypotheken-Und Wechsel-Bank AG LOC)
           12,400,000 New York City Housing Development Corp., Multifamily Mortgage      12,400,000
                      Revenue Bonds (1995 Series A-1) Weekly VRDNs (400 West 59th
                      Street Development)/(Bayerische Hypotheken-Und Wechsel-Bank
                      AG LOC)
            4,900,000 (b)New York City Housing Development Corp., Municipal               4,900,000
                      Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs
                      (Chase Manhattan Corp. LIQ)
            4,900,000 (b)New York City Housing Development Corp., Municipal               4,900,000
                      Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs
                      (Chase Manhattan Corp. LIQ)
           10,000,000 New York City Municipal Water Finance Authority, 3.60% CP          10,000,000
                      (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
                      Tender 5/7/1998
           10,435,000 (b)New York City Municipal Water Finance Authority, MERLOTS        10,435,000
                      (Series 1997AA) Weekly VRDNs (AMBAC INS)/(Corestates Bank
                      N.A., Philadelphia, PA LIQ)
              122,223 New York City, NY IDA Weekly VRDNs (David Rosen Bakers                122,223
                      Supply)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank
                      N.A., New York LOC)
            7,075,000 (b)New York City, NY IDA, CDC Municipal Products, Inc. LIQ          7,075,000
                      (Series 1997H) - Class A Certificates Weekly VRDNs (Japan
                      Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)
            3,500,000 (b)New York City, NY IDA, CDC Municipal Products, Inc.              3,500,000
                      (Series 1996H) Weekly VRDNs (Japan Airlines Co.)/(FSA
                      INS)/(CDC Municipal Products, Inc. LIQ)
            9,010,000 (b)New York City, NY IDA, Class A Certificates (Series              9,010,000
                      CDC-1997E) Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC
                      Municipal Products, Inc. LIQ)
           10,300,000 (b)New York City, NY, (PA-156) Weekly VRDNs (Merrill Lynch         10,300,000
                      Capital Services, Inc. LIQ)/ (Merrill Lynch Capital Services,
                      Inc. LOC)
            7,000,000 New York City, NY, (Series G), 4.25% Bonds, 8/1/1998                7,010,328
            5,400,000 New York City, NY, Subseries E-2 Daily VRDNs (Morgan Guaranty       5,400,000
                      Trust Co., New York LOC)
            4,500,000 New York City, NY, UT GO, 4.50% Bonds, 8/1/1998                     4,506,080

 NEW YORK MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          5,475,000 (b)New York State Dormitory Authority, PA-60 (Series 1993)     $    5,475,000
                      Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill
                      Lynch Capital Services, Inc. LIQ)
            6,245,000 (b)New York State Dormitory Authority, PT-128 (Series 1997),        6,245,000
                      3.90% TOBs (Rosalind & Joseph Gurwin Jewish Geriatric Center
                      of Long Island, Inc.)/(AMBAC INS)/(Credit Suisse First Boston
                      LIQ), Mandatory Tender 9/3/1998
            6,000,000 (b)New York State Dormitory Authority, PT-130 (Series 1997),        6,000,000
                      3.90% TOBs (United Health Services Hospitals, Inc.)/(AMBAC
                      INS)/(Credit Suisse First Boston LIQ), Mandatory Tender
                      10/1/1998
            5,445,000 (b)New York State Energy Research & Development Authority,          5,445,000
                      (PA-144) Weekly VRDNs (Long Island Lighting Co.)/(Merrill
                      Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital
                      Services, Inc. LOC)
           10,000,000 New York State Energy Research & Development Authority,            10,000,000
                      (Series 1985A), 3.58% TOBs (Long Island Lighting
                      Co.)/(Deutsche Bank, AG LOC), Optional Tender 3/1/1999
            3,000,000 New York State Energy Research & Development Authority,             3,000,000
                      (Series 1993A) Weekly VRDNs (Long Island Lighting
                      Co.)/(Toronto-Dominion Bank LOC)
            8,700,000 (b)New York State Environmental Facilities Corp., Trust             8,700,000
                      Receipts (Series 1997 FR/RI-4) Weekly VRDNs (New York City
                      Municipal Water Finance Authority)/(Bank of New York, New
                      York LIQ)
            2,500,000 (b)New York State HFA, Health Facilities Revenue Bonds              2,500,000
                      (PA-143) Weekly VRDNs (New York City, NY)/(Merrill Lynch
                      Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services,
                      Inc. LOC)
            3,420,000 New York State Job Development Authority Weekly VRDNs (New          3,420,000
                      York State GTD)/ (Bayerische Landesbank Girozentrale and
                      Morgan Guaranty Trust Co., New York LOCs)
              870,000 New York State Job Development Authority Weekly VRDNs (New            870,000
                      York State GTD)/ (Bayerische Landesbank Girozentrale and
                      Morgan Guaranty Trust Co., New York LOCs)
            2,575,000 New York State Job Development Authority, (Series C-1)              2,575,000
                      Monthly VRDNs (New York State GTD)/(Bayerische Landesbank
                      Girozentrale and Morgan Guaranty Trust Co., New York LOCs)
              730,000 New York State Job Development Authority, (Series D-1)                730,000
                      Monthly VRDNs (New York State GTD)/(Bayerische Landesbank
                      Girozentrale and Morgan Guaranty Trust Co., New York LOCs)
            3,215,000 New York State Job Development Authority, (Series E-1)              3,215,000
                      Monthly VRDNs (New York State GTD)/(Bayerische Landesbank
                      Girozentrale and Morgan Guaranty Trust Co., New York LOCs)
            4,460,000 (b)New York State Medical Care Facilities Finance Agency,           4,460,000
                      Hospital & Nursing Home Mortgage Revenue Bonds (1994 Series
                      C) (PA-89) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital
                      Services, Inc. LIQ)
            3,160,000 (b)New York State Medical Care Facilities Finance Agency,           3,160,000
                      Hospital Insured Mortgage Revenue Bonds (PT-154) Weekly VRDNs
                      (FHA INS)/(Banco Santander LIQ)
            3,700,000 (b)New York State Mortgage Agency, (Series PA-29) Weekly            3,700,000
                      VRDNs (Merrill Lynch Capital Services, Inc. LIQ)
            3,800,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue       3,800,000
                      Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services,
                      Inc. LIQ)
            4,355,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue       4,355,000
                      Bonds (Series PT-15B) Weekly VRDNs (Commerzbank AG, Frankfurt
                      LIQ)

 NEW YORK MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A) SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          5,000,000 (b)New York State Mortgage Agency, PT-164, 3.675% TOBs         $    5,000,000
                      (Banque Nationale de Paris LIQ), Optional Tender 3/18/1999
            5,000,000 New York State Power Authority, (Series 2), 3.70% CP (Bank of       5,000,000
                      Nova Scotia, Toronto, Commerzbank AG, Frankfurt, Credit Local
                      de France, Landesbank Hessen-Thueringen, Frankfurt, Morgan
                      Guaranty Trust Co., New York and Toronto-Dominion Bank LOCs),
                      Mandatory Tender 5/6/1998
            6,500,000 (b)New York State Thruway Authority, (PA-172) Weekly VRDNs          6,500,000
                      (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch
                      Capital Services, Inc. LOC)
            8,400,000 (b)New York State Urban Development Corp., Municipal                8,400,000
                      Securities Trust Receipts (Series 1996-CMC6) Weekly VRDNs
                      (Chase Manhattan Corp. LIQ)
            6,500,000 Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum               6,500,000
                      Corp.)/(PNC Bank, N.A. LOC)
            3,200,000 Niagara County, NY IDA, Solid Waste Disposal Facility Revenue       3,200,000
                      Bonds (Series 1994C) Weekly VRDNs (American Ref-Fuel
                      Co.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            6,500,000 North Warren, NY Central School District, 4.40% BANs,               6,503,616
                      6/17/1998
              190,000 Onondaga County, NY IDA Weekly VRDNs (Beverage
                      Corp.)/(Marine 190,000 Midland Bank N.A., Buffalo, NY LOC)
            1,240,000 Onondaga County, NY IDA, (Series 1997) Weekly VRDNs (General        1,240,000
                      Super Plating Co., Inc.)/ (KeyBank, N.A. LOC)
            1,725,000 Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)            1,725,000
            1,400,000 Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye         1,400,000
                      Corrugated)/(National City Bank, Ohio LOC)
            5,700,000 Oswego County, NY IDA Weekly VRDNs (Copperweld
                      Corp.)/(Credit 5,700,000 Lyonnais, Paris LOC)
           15,000,000 Port Authority of New York and New Jersey Weekly VRDNs             15,000,000
           15,000,000 Port Authority of New York and New Jersey Weekly VRDNs             15,000,000
            1,000,000 Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam           1,000,000
                      Industrial Park)/ (Fleet Bank N.A. LOC)
           11,000,000 Sachem, NY Central School District at Holbrook, 4.25% TANs,        11,005,583
                      6/25/1998
              253,150 Schenectady, NY IDA Weekly VRDNs (McClellan Street                    253,150
                      Associates)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan
                      Bank N.A., New York LOC)
            1,485,000 Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs               1,485,000
                      (Fortitech Holding Corporation Project)/(Fleet Bank N.A. LOC)
            1,500,000 Shelter Island, NY Union Free School District, 4.25% TANs,          1,500,589
                      6/29/1998
            7,510,000 Sherburne-Earlville Central School District, NY, 3.75% BANs,        7,517,001
                      3/18/1999
            5,000,000 South Country Central School District, NY, 4.15% TANs,              5,001,808
                      6/25/1998
            2,880,000 Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy           2,880,000
                      Conveyor Corp. Project)/(Chase Manhattan Bank N.A., New York
                      LOC)
            3,700,000 Southeast, NY IDA, Variable Rate IDRB 1996 Weekly VRDNs
                      (The 3,700,000 Rawplug Company, Inc.)/ (Bank of New York,
                      New York LOC)

 NEW YORK MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          1,500,000 Suffolk County, NY IDA Weekly VRDNs (C & J Realty              $    1,500,000
                      Corp.)/(Ford Motor Credit Corp. LIQ)/ (Chase Manhattan Bank
                      N.A., New York LOC)
              600,000 Suffolk County, NY IDA Weekly VRDNs (Poly Research                    600,000
                      Corp.)/(Marine Midland Bank N.A., Buffalo, NY LOC)
              800,000 Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of                       800,000
                      Suffolk)/(European American Bank, New York LOC)
            6,750,000 Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs                 6,750,000
                      (Maryhaven Center of Hope)/ (KeyBank, N.A. LOC)
            5,000,000 Suffolk County, NY IDA, (Series 1998A) Weekly VRDNs                 5,000,000
                      (Episcopal Health Services, Inc. Civic Facility)/(Banque
                      Paribas, Paris LOC)
            1,800,000 Suffolk County, NY IDA, 5.525% TOBs (Grainger (W.W.),
                      Inc.), 1,800,000 Optional Tender 6/1/1998
            6,500,000 Three Village, NY Central School District, 4.25% TANs,              6,503,599
                      6/30/1998
           24,000,000 (b)Triborough Bridge & Tunnel Authority, NY, Trust
                      Receipts 24,000,000 (Series 1998 FR/RI-A1) Weekly VRDNs
                      (Bayerische Hypotheken-Und Wechsel-Bank AG LIQ)
            1,853,700 Ulster County, NY, 4.25% BANs, 5/15/1998                            1,853,945
            2,400,000 (b)United Nations, NY Development Corp., (PA-155) Weekly            2,400,000
                      VRDNs (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill
                      Lynch Capital Services, Inc. LOC)
            9,000,000 (b)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York           9,000,000
                      City Municipal Water Finance Authority)/(MBIA INS)/(Hongkong
                      & Shanghai Banking Corp. LIQ)
            7,500,000 Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs             7,500,000
                      (Spence Engineering Co.)/ (First Union National Bank,
                      Charlotte, NC LOC)
            4,875,000 Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill       4,875,000
                      Corp.)/(First Union National Bank, Charlotte, NC LOC)
            4,000,000 West Babylon, NY Union Free School District, 4.25% TANs,            4,001,736
                      6/25/1998
            5,000,000 William Floyd UFSD, 4.25% TANs, 6/30/1998                           5,002,176
            2,700,000 Wyandanch, NY Union Freed School District, (Series 1997),           2,701,797
                      4.50% TANs, 6/29/1998
            1,160,000 Yates County, NY IDA, (Series 1992A) Weekly VRDNs
                      (Clearplass 1,160,000 Container)/(Fleet Bank of New York
                      LOC)
                          TOTAL                                                         497,085,832

 NEW YORK MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PUERTO RICO--4.3%
 $          7,451,821 (b)Commonwealth of Puerto Rico Municipal Revenues Collection   $    7,451,821
                      Center, 1997A LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank
                      N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)
           15,000,000 (b)Commonwealth of Puerto Rico, Floating Rate Trust Receipts       15,000,000
                      (Series 1997) Weekly VRDNs (Commerzbank AG, Frankfurt
                      LIQ)/(Commerzbank AG, Frankfurt LOC)
                          TOTAL                                                          22,451,821
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                    $ 519,537,653

    Securities that are subject to Alternative Minimum Tax represent 28.0% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    Tier Rating Based on Total Market Value (Unaudited)

     FIRST TIER    SECOND TIER
       95.14%          4.86%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $199,206,821 which represents 38.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($523,938,437) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance
MERLOTS --Municipal Exempt Receipts - Liquidity Optional Tender Series RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds UT --Unlimited Tax VRDC/IVRC --Variable Rate Demand Certificates/Inverse Variable Rate Certificates VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                       NEW YORK MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 519,537,653
 Cash                                                                                       575,949
 Income receivable                                                                        5,246,521
 Prepaid expenses                                                                            12,206
   Total assets                                                                         525,372,329
 LIABILITIES:
 Income distribution payable                                          $ 1,372,413
 Accrued expenses                                                          61,479
   Total liabilities                                                                      1,433,892
 Net Assets for 523,938,437 shares outstanding                                        $ 523,938,437
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $495,059,647 / 495,059,647 shares outstanding                                               $1.00
 CASH II SHARES:
 $28,878,790 / 28,878,790 shares outstanding                                                 $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                       NEW YORK MUNICIPAL CASH TRUST

                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 9,824,566
 EXPENSES:
 Investment advisory fee                                                 $   1,056,400
 Administrative personnel and services fee                                     199,170
 Custodian fees                                                                 15,389
 Transfer and dividend disbursing agent fees and expenses                       65,626
 Directors'/Trustees' fees                                                       2,262
 Auditing fees                                                                   6,576
 Legal fees                                                                      9,686
 Portfolio accounting fees                                                      59,619
 Distribution services fee--Institutional Service Shares                       626,523
 Distribution services fee--Cash II Shares                                      33,727
 Shareholder services fee--Institutional Service Shares                        626,523
 Shareholder services fee--Cash II Shares                                       33,727
 Share registration costs                                                       15,256
 Printing and postage                                                            9,166
 Insurance premiums                                                              2,805
 Miscellaneous                                                                   1,931
   Total expenses                                                            2,764,386
 Waivers --
   Waiver of investment advisory fee                       $ (229,684)
   Waiver of distribution services fee--Institutional        (626,523)
 Service Shares
   Waiver of distribution services fee--Cash II Shares        (33,727)
   Waiver of shareholder services fee--Institutional         (424,335)
 Service Shares
     Total waivers                                                          (1,314,269)
       Net expenses                                                                       1,450,117
         Net investment income                                                          $ 8,374,449

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                        NEW YORK MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                                                  (UNAUDITED)       YEAR ENDED
                                                                APRIL 30, 1998    OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $    8,374,449   $      14,299,081
   Change in net assets resulting from operations                     8,374,449          14,299,081
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                      (7,967,201)        (13,606,648)
   Cash II Shares                                                      (407,248)           (692,433)
     Change in net assets resulting from distributions to            (8,374,449)        (14,299,081)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                       990,143,753       1,611,371,202
 Net asset value of shares issued to shareholders in payment          2,949,932           5,353,288
 of distributions declared
 Cost of shares redeemed                                           (914,730,848)    (1,502,253,158)
   Change in net assets resulting from share transactions            78,362,837         114,471,332
     Change in net assets                                            78,362,837         114,471,332
 NET ASSETS:
 Beginning of period                                                445,575,600         331,104,268
 End of period                                                   $  523,938,437   $     445,575,600

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                               ENDED
                                             (UNAUDITED)
                                               APRIL 30,               YEAR ENDED OCTOBER 31,
                                                1998        1997      1996      1995      1994      1993**
 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
    Net investment income                        0.02       0.03       0.03      0.04      0.02       0.02
 LESS DISTRIBUTIONS
    Distributions from net investment income    (0.02)     (0.03)     (0.03)    (0.04)    (0.02)     (0.02)
 NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00
 TOTAL RETURN(A)                                 1.59%      3.26%      3.24%     3.56%     2.35%      2.16%
 RATIOS TO AVERAGE NET ASSETS
    Expenses                                     0.54%*     0.53%      0.53%     0.54%     0.52%      0.54%
    Net investment income                        3.18%*     3.21%      3.18%     3.49%     2.31%      2.14%
    Expense waiver/reimbursement(b)              0.51%*     0.52%      0.54%     0.53%     0.13%      0.17%
 SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)  $495,060   $424,174   $305,533  $276,149  $236,580   $274,357

 * Computed on an annualized basis.

** Prior to November 9, 1992, the fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              APRIL 30,             YEAR ENDED OCTOBER 31,
                                                 1998       1997    1996    1995    1994    1993**
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00   $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.02     0.03    0.03    0.03     0.02    0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income       (0.02)   (0.03)  (0.03)  (0.03)   (0.02)  (0.02)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00   $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
 TOTAL RETURN(A)                                   1.51%    3.07%   3.05%   3.37%    2.15%   1.98%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.71%*   0.71%   0.71%   0.71%    0.71%   0.71%
   Net investment income                           3.02%*   3.01%   3.02%   3.20%    2.19%   1.96%
   Expense waiver/reimbursement(b)                 0.34%*   0.34%   0.36%   0.36%    0.21%   0.17%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)      $28,879  $21,402 $25,571 $14,439 $134,051 $58,884

* Computed on an annualized basis.

** Prior to November 9, 1992, the fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                       NEW YORK MUNICIPAL CASH TRUST

                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:


                                                  ACQUISITION DATE       ACQUISITION COST
 Albany County Airport Authority (Series              2/28/1997             $ 9,195,000
 1997 FR/RI-7)
 Commonwealth of Puerto Rico Municipal               10/17/1997               7,451,821
 Revenues Collection Center, 1997A
 Commonwealth of Puerto Rico, Floating Rate            1/2/1998              15,000,000
 Trust Receipts (Series 1997)
 Metropolitan Transportation Authority,                7/1/1997               5,000,000
 (Series 1997 C-2)
 Monroe County, NY Airport Authority                   2/3/1997               3,300,000
 New York City Housing Development Corp.              9/11/1996               4,900,000
 (Series 1996-CMC1A)
 New York City Housing Development Corp.              9/11/1996               4,900,000
 (Series 1996-CMC1B)
 New York City Municipal Water Finance               12/15/1997              10,435,000
 Authority (Series 1997AA)
 New York City, NY IDA, CDC 1997H                     4/11/1997               7,075,000
 New York City, NY IDA, CDC Municipal                12/12/1996               3,500,000
 Products, Inc. (Series 1996H)
 New York City, NY IDA, (Series CDC-1997E)            3/11/1997               9,010,000
 New York City, NY, (PA-156)                      8/1/1997-8/5/1997          10,300,000
 New York State Dormitory Authority, PA-60             2/1/1995               5,475,000
 (Series 1993)
 New York State Dormitory Authority, PT-128           9/18/1997               6,245,000
 (Series 1997)
 New York State Dormitory Authority, PT-130           10/2/1997               6,000,000
 (Series 1997)
 New York State Energy Research &                      7/1/1997               5,445,000
 Development Authority, (PA-144)
 New York State Environmental Facilities          2/25/1997-12/15/1997        8,700,000
 Corp., Trust Receipts (Series 1997
 FR/RI-4)
 New York State HFA, Health Facilities                8/29/1997               2,500,000
 Revenue Bonds (PA-143)
 New York State Medical Care Facilities               8/15/1996               4,460,000
 Finance Agency, Hospital & Nursing Home
 Mortgage Revenue Bonds (1994 Series C)
 (PA-89)
 New York State Medical Care Facilities                1/8/1998               3,160,000
 Finance Agency, Hospital Insured Mortgage
 Revenue Bonds (PT-154)
 New York State Mortgage Agency, (Series               4/3/1995               3,700,000
 PA-29)
 New York State Mortgage Agency, Homeowner             4/1/1995               3,800,000
 Mortgage Revenue Bonds (PA-87)
 New York State Mortgage Agency, Homeowner         10/1/1995-10/1/1997        4,355,000
 Mortgage Revenue Bonds (Series PT-15B)
 New York State Mortgage Agency, PT-164               3/24/1998               5,000,000
 New York State Thruway Authority, (PA-172)           9/12/1997               6,500,000
 New York State Urban Development Corp.,             11/21/1996               8,400,000
 Municipal Securities Trust Receipts
 (Series 1996-CMC6)
 Triborough Bridge & Tunnel Authority, NY,            3/18/1998              24,000,000
 Trust Receipts (Series 1998 FR/RI-A1)
 United Nations, NY Development Corp.,                 8/5/1997               2,400,000
 (PA-155)
 VRDC/IVRC Trust, (Series 1992A)                     12/16/1997               9,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $523,938,437.

Transactions in shares were as follows:

                                   Six Months
                                                                         Ended           Year Ended
 Institutional Service Shares                                        April 30, 1998   October 31, 1997
 Shares sold                                                           914,249,881      1,502,699,453
 Shares issued to shareholders in payment of distributions declared      2,687,023          4,828,140
 Shares redeemed                                                      (846,051,002)    (1,388,887,276)
   Net change resulting from Institutional Service Share transactions   70,885,902        118,640,317


                                                                       Six Months
                                                                          Ended         Year Ended
 Class II Shares                                                     April 30, 1998   October 31, 1997
 Shares sold                                                            75,893,872      108,671,749
 Shares issued to shareholders in payment of distributions declared        262,909          525,148
 Shares redeemed                                                       (68,679,846)    (113,365,882)
   Net change resulting from Class II Share transactions                 7,476,935       (4,168,985)
     Net change resulting from share transactions                       78,362,837      114,471,332

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $356,600,000 and $343,051,098, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 53.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 2.9% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Glen R. Johnson

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

[Graphic] FEDERATED INVESTORS

New York Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229733
Cusip 314229741
8060106 (6/98)


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of North Carolina Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and North Carolina state income tax*--through a portfolio concentrated in high-quality, short-term North Carolina municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the report period, the fund paid double tax-free dividends of $0.02 per share. The fund's net assets stood at $141.7 million at the end of the reporting period.

You can count on North Carolina Municipal Cash Trust to seek the best tax-free income opportunities for your cash investment needs. As always, we will continue to provide you with the highest level of professional service.
We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills") -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February, as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 35- to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund on April 30, 1998, was 3.65% compared to 3.29% at the beginning of the reporting period*. The increase in yield was due in large part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.95% taxable yield for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: TO ELECT TRUSTEES.*

                        SHARED VOTED    SHARES WITHHELD
                            FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677     119,147,843
 John T. Conroy, Jr.   2,721,162,612     118,880,908
 Peter E. Madden       2,721,333,249     118,710,271
 John E. Murray, Jr.   2,721,558,092     118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts.

                          PORTFOLIO OF INVESTMENTS
                    NORTH CAROLINA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 GUAM--2.1%
 $          3,000,000 (b)Guam Power Authority, MERLOTs (Revenue Bonds, Series F)     $    3,000,000
                      Weekly VRDNs (AMBAC INS)/(Corestates Bank N.A., Philadelphia,
                      PA LIQ)
 NORTH CAROLINA--88.3%
            1,755,000 Alamance County, NC Industrial Facilities & Pollution Control       1,755,000
                      Financing Authority, (Series B) Weekly VRDNs (Culp,
                      Inc.)/(Wachovia Bank of NC, N.A., Winston-Salem LOC)
            6,000,000 Alexander County, NC Industrial Facilities & Pollution              6,000,000
                      Control Financing Authority, (Series 1997) Weekly VRDNs
                      (Mitchell Gold Company, Inc.)/(SouthTrust Bank of Alabama,
                      Birmingham LOC)
            1,600,000 Buncombe County, NC Industrial Facilities & Pollution Control       1,600,000
                      Financing Authority, (Series 1991) Weekly VRDNs (Rich Mount,
                      Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
              975,000 Burke County, NC Industrial Facilities & Pollution Control            975,000
                      Financing Authority Weekly VRDNs (Norwalk Furniture Corp. &
                      Hickory Furniture)/(Branch Banking & Trust Co., Wilson LOC)
              730,000 Catawba County, NC Industrial Facilities & Pollution Control          730,000
                      Financing Authority, (Series 1992) Weekly VRDNs (WSMP,
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
              525,000 Charlotte, NC, Water & Sewer, 5.25% Bonds, 4/1/1999                   532,470
            3,365,000 Cleveland County, NC Industrial Facilities and Pollution            3,365,000
                      Control Financing Authority, IDRB (Series 1990) Weekly VRDNs
                      (MetalsAmerica, Inc. Project)/(BankBoston, N.A. LOC)
            1,430,000 Cleveland County, NC Industrial Facilities and Pollution
                      1,430,000 Control Financing Authority, Pollution Control
                      Revenue Bonds (Series 1995) Weekly VRDNs (Grover
                      Industries, Inc.
                      Project)/(Bank of America Illinois LOC)
              870,000 Davidson County, NC Industrial Facilities & PCFA, IDRB                870,000
                      (Series 1995) Weekly VRDNs (Lawrence Industries, Inc.
                      Project)/(Michigan National Bank, Farmington Hills LOC)
            3,000,000 Gaston County, NC Industrial Facilities and Pollution Control       3,000,000
                      Financing Authority, (Series 1997) Weekly VRDNs (Thermoform
                      Plastic, Inc.)/(Norwest Bank Minnesota, N.A. LOC)
              950,000 Gaston County, NC, UT GO, 4.70% Bonds (FGIC INS), 3/1/1999            958,449
            2,430,000 Guilford County, NC Industrial Facilities & PCFA, (Series           2,430,000
                      1996) Weekly VRDNs (South/Win Ltd.)/(Branch Banking &
                      Trust Co., Wilson LOC)
            7,000,000 Halifax County, NC Industrial Facilities & PCFA Weekly
                      VRDNs 7,000,000 (Flambeau Airmold Project)/ (Norwest Bank
                      Minnesota, N.A.
                      LOC)
            2,944,000 Halifax County, NC, 3.74% BANs, 5/13/1998                           2,944,037
              600,000 Iredell County, NC Industrial Facilities & Pollution Control          600,000
                      Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                      (Jet Corr, Inc. Project)/(National Bank of Canada, Montreal
                      LOC)
            1,000,000 Johnson County, NC Industrial Facilities & Pollution Control        1,000,000
                      Financing Authority, (Series 1996) Weekly VRDNs (Inolex
                      Chemical Company Project)/(PNC Bank, N.A. LOC)
            2,200,000 Lincoln County, NC Industrial Facilities & Pollution Control        2,200,000
                      Financing Authority, Industrial Revenue Bonds Weekly VRDNs
                      (Leucadia, Inc. Project)/(National Bank of Canada, Montreal
                      LOC)
            5,000,000 McDowell County, NC Industrial Facilities and Pollution             5,000,000
                      Control Financing Authority, (Series 1997) Weekly VRDNs
                      (Parker Hosiery, Inc.)/(First Union National Bank, Charlotte,
                      N.C. LOC)

 NORTH CAROLINA MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NORTH CAROLINA--CONTINUED
 $          2,500,000 Mecklenberg County, NC Industrial Facilities and Pollution     $    2,500,000
                      Control Financing Authority, (Series 1996) Weekly VRDNs
                      (SteriGenics International Project)/(Comerica Bank, Detroit,
                      MI LOC)
            3,680,000 Mecklenberg County, NC Industrial Facility & PCFA, (Series          3,680,000
                      1988) Weekly VRDNs (Florida Steel Corp.)/(Bankers Trust Co.,
                      New York LOC)
              900,000 Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of           900,000
                      Greater Charlotte Project)/ (Wachovia Bank of N.C., NA,
                      Winston-Salem LOC)
            1,000,000 New Hanover County, NC PCFA Weekly VRDNs (Efson,                    1,000,000
                      Inc.)/(Branch Banking & Trust Co., Wilson LOC)
            2,500,000 New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs             2,500,000
                      (American Hoist & Derrick Co. Project)/(First Union National
                      Bank, Charlotte, N.C. LOC)
            1,335,000 New Hanover County, NC PCFA, (Series 1990) Weekly VRDNs             1,335,000
                      (Wilmington Machinery, Inc. Project)/(Branch Banking & Trust
                      C.o, Wilson LOC)
            4,500,000 New Hanover County, NC, GO School Bonds, (Series 1995)
                      Weekly 4,500,000 VRDNs (Wachovia Bank of NC, N.A.,
                      Winston-Salem LIQ)
            2,600,000 North Carolina Agricultural Finance Authority, (Series 1996)        2,600,000
                      Weekly VRDNs (Coastal Carolina Gin L.L.C. Project)/(Branch
                      Banking & Trust Co., Wilson LOC)
            9,165,000 (b)North Carolina Eastern Municipal Power Agency, PT-132,           9,165,000
                      3.90% TOBs (MBIA INS)/(Credit Suisse First Boston LIQ),
                      Mandatory Tender 10/1/1998
            1,000,000 North Carolina Medical Care Commission Hospital, Revenue            1,000,000
                      Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)
            5,050,000 North Carolina Medical Care Commission Hospital, Revenue            5,050,000
                      Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)
           10,000,000 North Carolina Municipal Power Agency No. 1, (Series A),           10,000,000
                      3.60% CP (Morgan Guaranty Trust Co., New York and Union Bank
                      of Switzerland, Zurich LOCs), Mandatory Tender 5/21/1998
            4,000,000 North Carolina Municipal Power Agency No. 1, (Series A),            4,000,000
                      3.65% CP (Morgan Guaranty Trust Co., New York and Union Bank
                      of Switzerland, Zurich LOCs), Mandatory Tender 8/13/1998
            4,000,000 Onslow County, NC Industrial Facilities & Pollution Control         4,000,000
                      Financing Authority Weekly VRDNs (Mine Safety Appliances
                      Co.)/(Sanwa Bank Ltd., Osaka LOC)
            3,280,000 Orange County, NC Industrial Facilities & Pollution Control         3,280,000
                      Financing Authority Weekly VRDNs (Mebane Packaging
                      Corp.)/(First Union National Bank, Charlotte, N.C. LOC)
            2,500,000 Pender County, NC Industrial Facilities and Pollution Control       2,500,000
                      Financing Authority, (Series 1997) Weekly VRDNs
                      (Leslie-Locke, Inc.)/(Branch Banking & Trust Co., Wilson LOC)
              800,000 Person County, NC Industrial Facilities & Pollution Control           800,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC)
            1,400,000 Piedmont, NC Airport Authority Weekly VRDNs (Triad                  1,400,000
                      International Maintenance Corp.)/ (Mellon Bank N.A.,
                      Pittsburgh LOC)
            1,700,000 Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne          1,700,000
                      Steel, Inc.)/(Bank One, Ohio, N.A. LOC)
            1,600,000 Rutherford County, NC, Industrial Facilities Pollution              1,600,000
                      Control Financing Authority Weekly VRDNs (Spring-Ford
                      Knitting Co.)/(Branch Banking & Trust Co., Wilson LOC)

 NORTH CAROLINA MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NORTH CAROLINA--CONTINUED
 $          1,500,000 Sampson County, NC Industrial Facilities and Pollution         $    1,500,000
                      Control Financing Authority, (Series 1997) Weekly VRDNs
                      (DuBose Strapping, Inc.)/(First Union National Bank,
                      Charlotte, N.C. LOC)
            2,000,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990A), 2,000,000 4.20% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      5/7/1998
            8,700,000 Wake County, NC Industrial Facilities & PCFA, (Series
                      1990B), 8,700,000 4.50% CP (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender
                      5/8/1998
            4,000,000 Wake County, NC, 4.40% Bonds, 3/1/1999                              4,026,062
            3,068,937 Wayne County, NC PCFA Weekly VRDNs (Cooper Industries,              3,068,937
                      Inc.)/(Sanwa Bank Ltd., Osaka LOC)
                        Total                                                           125,194,955
 PUERTO RICO--9.2%
            5,000,000 Government Development Bank for Puerto Rico (GDB), 3.45% CP,        5,000,000
                      Mandatory Tender 7/9/1998
            2,000,000 (b)Puerto Rico Electric Power Authority, MERLOTs (Series            2,000,000
                      1997S) Weekly VRDNs (MBIA INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
            2,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (1983          2,002,275
                      Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                      12/1/1998
            3,000,000 Puerto Rico Industrial, Medical & Environmental PCA,
                      (Series 3,000,000 1983A), 3.80% TOBs (Reynolds Metals
                      Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender
                      9/1/1998
            1,000,000 Puerto Rico Industrial, Medical & Environmental PCA,                1,000,000
                      Pollution Control Facilities Financing Authority (Series 1983
                      A), 3.75% TOBs (Schering Plough Corp.)/(Morgan Guaranty Trust
                      Co., New York LOC), Optional Tender 12/1/1998
                        Total                                                            13,002,275
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 141,197,230

Securities that are subject to Alternative Minimum Tax represent 41.2% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

 FIRST TIER     SECOND TIER
  100.00%          0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $14,165,000 which represents 10.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($141,724,393) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper FGIC --Financial Guaranty Insurance Company GO --General Obligation IDA --Industrial Development Authority IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LOC --Letter of Credit MERLOTS --Municipal Exempt Receipts Liquidity Option Tender Series MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCFA --Pollution Control Finance Authority TOBs --Tender Option Bonds UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                    NORTH CAROLINA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 141,197,230
 Cash                                                                                        76,696
 Income receivable                                                                          847,003
 Prepaid expenses                                                                             3,908
 Deferred organizational costs                                                                1,442
 Other assets                                                                                   982
   Total assets                                                                         142,127,261
 LIABILITIES:
 Income distribution payable                                            $ 392,603
 Accrued expenses                                                          10,265
   Total liabilities                                                                        402,868
 NET ASSETS for 141,724,393 shares outstanding                                        $ 141,724,393
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $141,724,393 / 141,724,393 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                    NORTH CAROLINA MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $  3,334,123
 EXPENSES:
 Investment advisory fee                                                $   443,475
 Administrative personnel and services fee                                   66,892
 Custodian fees                                                               5,055
 Transfer and dividend disbursing agent fees and expenses                    23,681
 Directors'/Trustees' fees                                                    1,086
 Auditing fees                                                                6,154
 Legal fees                                                                   4,163
 Portfolio accounting fees                                                   24,320
 Shareholder services fee                                                   221,738
 Share registration costs                                                    17,919
 Printing and postage                                                         5,973
 Insurance premiums                                                           1,629
 Miscellaneous                                                                9,956
   Total expenses                                                           832,041
 Waiver--
   Waiver of investment advisory fee                                       (304,838)
     Net expenses                                                                           527,203
       Net investment income                                                           $  2,806,920

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                     NORTH CAROLINA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                                                    (UNAUDITED)         YEAR ENDED
                                                                  APRIL 30, 1998    OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    2,806,920    $     4,504,130
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (2,806,920)        (4,504,130)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         546,787,020        898,803,747
 Net asset value of shares issued to shareholders in payment of         2,133,827          3,808,923
 distributions declared
 Cost of shares redeemed                                             (579,832,238)      (867,725,411)
   Change in net assets resulting from share transactions             (30,911,391)        34,887,259
     Change in net assets                                             (30,911,391)        34,887,259
 NET ASSETS:
 Beginning of period                                                  172,635,784        137,748,525
 End of period                                                     $  141,724,393    $   172,635,784

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX MONTHS
                                       ENDED
                                    (UNAUDITED)
                                     APRIL 30,         YEAR ENDED OCTOBER 31,
                                      1998       1997      1996   1995     1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD $ 1.00     $ 1.00    $ 1.00  $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                 0.02       0.03      0.03    0.04     0.02
LESS DISTRIBUTIONS
 Distributions from net
 investment income                    (0.02)     (0.03)    (0.03)  (0.04)   (0.02)
NET ASSET VALUE, END OF PERIOD       $ 1.00     $ 1.00    $ 1.00  $ 1.00   $ 1.00
TOTAL RETURN(B)                        1.58%      3.24%     3.23%   3.51%    2.06%
RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.59%*     0.59%     0.59%   0.59%    0.49%*
 Net investment income                 3.16%*     3.19%     3.17%   3.46%    2.54%*
 Expense waiver/reimbursement(c)       0.34%*     0.40%     0.42%   0.40%    0.44%*
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                     $141,724   $172,636  $137,749 $97,602  $85,249

* Computed on an annualized basis.

(a) Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                    NORTH CAROLINA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at April 30, 1998, is as follows:

            SECURITY             ACQUISITION DATE     ACQUISITION COST
 Guam Power Authority               12/8/1997           $ 3,000,000
 North Carolina Eastern             10/2/1997           $ 9,165,000
 Municipal Power Agency
 Puerto Rico Electric Power
 Authority                          11/17/1997          $ 1,998,964

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $141,724,393. Transactions in shares were as follows:


                                                     SIX-MONTHS          YEAR ENDED
                                                        ENDED             OCTOBER 31,
                                                    APRIL 30, 1998            1997
 Shares sold                                         546,787,020         898,803,747
 Shares issued to shareholders in payment of
 distributions declared                                2,133,827           3,808,923
 Shares redeemed                                    (579,832,238)       (867,725,411)
   Net change resulting from share transactions      (30,911,391)         34,887,259

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors Inc., for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSis used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $53,386 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the six-months ended April 30, 1998, the Fund expensed $7,188 of organizational expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $182,060,000 and $210,875,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 75.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.8% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Glen R. Johnson
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
Glen R. Johnson
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer,
and Secretary
Richard B. Fisher
Vice President
Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

NORTH CAROLINA
MUNICIPAL CASH TRUST

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314229782
G01177-01 (6/98)


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Ohio Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Service Shares, Cash II Shares, and Institutional Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Ohio state income tax* -- through a portfolio concentrated in high-quality, short-term Ohio municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share for Institutional Service Shares, $0.01 per share for Cash II Shares, and $0.02 per share for Institutional Shares. The fund's net assets totaled $376.4 million at the end of the reporting period.

You can count on Ohio Municipal Cash Trust to seek the best tax-free income opportunities for your cash investment needs. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

AN INTERVIEW WITH THE FUND'S PORTFOLIO MANAGER, JEFF A. KOZEMCHAK, CFA, VICE PRESIDENT, FEDERATED MANAGEMENT

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills") -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 45- to 60-day average maturity range over the reporting period, a neutral to positive stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Service Shares on April 30, 1998, was 3.66% compared to 3.38% at the beginning of the reporting period.* The increase in yield was due in part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.88% taxable yield for investors in the highest federal and state tax brackets. For the Cash II Shares, the seven-day net yield was 3.36% on April 30, 1998, compared to 3.08% at the beginning of the reporting period.* The latest yield was equivalent to a taxable yield of 6.32% for investors in the highest federal and state tax brackets. For the Institutional Shares, the seven-day net yield was 3.86% on April 30, 1998, compared to 3.58% at the beginning of the reporting period.* For these shareholders, the latest yield was equivalent to a taxable yield of 7.26% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: TO ELECT TRUSTEES.*

                        SHARED VOTED    SHARES WITHHELD
                            FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677    119,147,843
 John T. Conroy, Jr.   2,721,162,612    118,880,908
 Peter E. Madden       2,721,333,249    118,710,271
 John E. Murray, Jr.   2,721,558,092    118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                         OHIO MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--100.3%
 OHIO--100.3%
 $            565,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs           $      565,000
                      (Visiting Nurses)/(National City Bank, Ohio LOC)
            1,925,000 Akron, OH, Street Improvement Special Assessment Notes              1,929,800
                      (Series 1997), 4.26% RANs, 12/18/1998
            2,480,000 Ashland County, OH Health Care Weekly VRDNs (Brethren Care,         2,480,000
                      Inc.)/(National City Bank, Ohio LOC)
            1,500,000 Barberton, OH City School District, (Series B), 4.48% BANs,         1,500,813
                      6/1/1998
            5,875,000 Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A.       5,875,000
                      LOC)
            1,400,000 Belmont County, OH, 4.18% BANs, 12/1/1998                           1,402,219
            3,145,000 (b)Butler County, OH, Transportation Improvement District           3,145,000
                      Highway Improvement Bonds, PA-206, (Series 1997A) Weekly
                      VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            1,860,000 Canfield, OH Local School District, School Improvement              1,861,384
                      (Series 1997), 4.125% BANs, 10/1/1998
              750,000 Clark County, OH, Multifamily Housing Revenue Bonds (Series           750,000
                      1997) Weekly VRDNs (Ohio Masonic Home)/(Huntington National
                      Bank, Columbus, OH LOC)
            7,000,000 Clermont County, OH, Variable Rate IDRB's (Series 1997)             7,000,000
                      Weekly VRDNs (Buriot International, Inc.)/(KeyBank, N.A. LOC)
            1,255,000 Cleveland Heights, OH, 4.25% BANs, 8/27/1998                        1,256,562
            2,110,000 Cleveland, OH Airport System, Series C, 4.25% Bonds (FSA            2,116,014
                      INS), 1/1/1999
            2,335,000 (b)Cleveland, OH Parking Facilities, PA-182 (Series 1996)
                      2,335,000 Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital
                      Services, Inc.
                      LIQ)
            1,600,000 Clinton County, OH Hospital Authority Weekly VRDNs (Clinton         1,600,000
                      Memorial Hospital)/(National City Bank, Ohio LOC)
            1,700,000 Columbiana County, OH, Industrial Development Revenue Bonds         1,700,000
                      Weekly VRDNs (C & S Land Company Project)/(Bank One, Ohio,
                      N.A. LOC)
              500,000 Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection               500,000
                      League (Cuyahoga County))/ (KeyBank, N.A. LOC)
            1,350,000 Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,          1,350,000
                      Inc.)/(KeyBank, N.A. LOC)
              260,000 Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel               260,000
                      Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)
              590,000 Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce Parkway          590,000
                      West)/(KeyBank, N.A. LOC)
              850,000 Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing           850,000
                      Corp.)/(National City Bank, Kentucky LOC)
            2,600,000 Cuyahoga County, OH IDA, (Series 1988) Weekly VRDNs
                      (Trebmal 2,600,000 Landerhaven)/(Star Bank, NA, Cincinnati
                      LOC)
            1,765,000 Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs            1,765,000
                      (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          6,000,000 Dayton, OH, 3.95% BANs, 9/15/1998                              $    6,003,252
            1,585,000 Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air           1,585,000
                      Waves, Inc. Project)/(KeyBank, N.A. LOC)
            2,500,000 Dublin, OH, Industrial Development Refunding Revenue Bonds          2,500,000
                      (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National
                      Bank, Springfield, MA LOC)
            1,000,000 Euclid, OH, 4.12% BANs, 7/31/1998                                   1,000,406
            5,240,000 Franklin County, OH Hospital Facility Authority, (Series            5,240,000
                      1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                      Cincinnati LOC)
            4,500,000 Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC        4,500,000
                      Bank, Ohio, N.A. LOC)
            2,820,000 Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing               2,820,000
                      Corp.)/(Fifth Third Bank, Cincinnati LOC)
            3,310,000 Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon         3,310,000
                      L.L.C. Project)/(Norwest Bank Minnesota, N.A. LOC)
            4,900,000 Franklin County, OH IDA, Adjustable Rate Demand IDRB's              4,900,000
                      (Series 1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington
                      National Bank, Columbus, OH LOC)
            2,100,000 Franklin County, OH IDA, Adjustable Rate Demand IDRB's              2,100,000
                      (Series 1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington
                      National Bank, Columbus, OH LOC)
            1,995,000 Franklin County, OH, Adjustable Rate Demand Economic                1,995,000
                      Development Revenue Refunding Bonds (Series 1996) Weekly
                      VRDNs (CPM Investments)/(Huntington National Bank, Columbus,
                      OH LOC)
            4,500,000 Franklin County, OH, Adjustable Rate Demand Multifamily             4,500,000
                      Housing Revenue Bonds (Series 1998), 3.85% TOBs (Jefferson
                      Chase L.P.)/(Fifth Third Bank, Cincinnati LOC), Mandatory
                      Tender 12/1/1998
            1,350,000 Franklin County, OH, Health Care Facilities Revenue Bonds           1,350,000
                      (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                      Bank of Northwestern OH LOC)
            4,995,000 (b)Franklin County, OH, PT156 (Series 1993A), 3.75% TOBs            4,995,000
                      (Riverside United Methodist Hospital)/(AMBAC INS)/(Bayerische
                      Hypotheken-Und Wechsel-Bank AG LIQ), Optional Tender
                      1/14/1999
            8,035,000 Greene County, OH, (Series 1997F), 4.10% BANs, 9/10/1998
            8,041,993 7,500,000 Henry County, OH, Series 1996 Automatic Feed
            Project Weekly 7,500,000
                      VRDNs (Huntington National Bank, Columbus, OH LOC)
            1,000,000 Hilliard, OH, (Series 1997-B), 4.15% BANs, 9/10/1998                1,001,042
            3,800,000 Hilliard, OH, Adjustable Rate IDRB's (Series 1996) Weekly           3,800,000
                      VRDNs (Medex, Inc.)/(Bank One, Ohio, N.A. LOC)
            2,000,000 Holmes County, OH IDA Weekly VRDNs (Poultry                         2,000,000
                      Processing)/(Rabobank Nederland, Utrecht LOC)
            1,095,000 Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs                  1,095,000
                      (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)
            1,723,000 Huber Heights, OH, Various Purpose Assessment, 3.74% BANs,          1,723,565
                      3/12/1999

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          1,100,000 Kent, OH, Adjustable Rate IDRB's (Series 1994) Weekly VRDNs    $    1,100,000
                      (Raven's Metal Products, Inc. Project)/(First National Bank
                      of Ohio, Akron LOC)
            3,160,000 Lake County, OH, Adjustable Rate IDRB's (Series 1996) Weekly        3,160,000
                      VRDNs (Apsco Properties, LTD.)/(First National Bank of Ohio,
                      Akron LOC)
            1,600,000 Lisbon Village School District, OH, GO Unlimited School             1,601,049
                      Improvement, 4.10% BANs, 9/3/1998
            2,000,000 Lorain County, OH, Public Improvement GO Ltd Tax, 4.22% BANs,       2,001,978
                      9/17/1998
            3,975,000 Lorain Port Authority, OH, (Series 1994) Weekly VRDNs               3,975,000
                      (Spitzer Great Lakes Ltd., Inc.)/(Bank One, Ohio, N.A. LOC)
            1,175,000 Lorain Port Authority, OH, Adjustable Rate Demand Port              1,175,000
                      Development Refunding Revenue Bonds (Series 1996) Weekly
                      VRDNs (Spitzer Project)/(Bank One, Ohio, N.A. LOC)
            8,305,000 Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs          8,305,000
                      (Brush Wellman, Inc.)/(National City Bank, Ohio LOC)
            1,100,000 Louisville City, OH, 4.25% BANs, 5/3/1999                           1,103,157
              400,000 Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank,           400,000
                      N.A. LOC)
            1,645,000 Lucas County, OH, Hospital Facility Improvement Revenue Bonds       1,645,000
                      (Series 93) Weekly VRDNs (Lott Industries, Inc.)/(National
                      City Bank, Ohio LOC)
              220,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs           220,000
                      (Sunshine Children's Home)/(National City Bank, Ohio LOC)
            1,400,000 Lucas County, OH, Hospital Refunding Revenue Bonds Weekly           1,400,000
                      VRDNs (Riverside Hospital, OH)/(Huntington National Bank,
                      Columbus, OH LOC)
            1,585,000 Lucas County, OH, Metropolitan Sewer and Water District             1,586,660
                      Improvement, 4.11% BANs, 10/21/1998
            2,150,000 Lyndhurst, OH, 3.875% BANs, 3/17/1999                               2,154,090
            5,325,000 Mahoning County, OH Multifamily HFA Weekly VRDNs                    5,325,000
                      (International Towers, Inc.)/(PNC Bank, N.A. LOC)
              445,000 Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products,             445,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
            1,150,000 Mason City, OH, 3.95% BANs, 12/17/1998                              1,151,046
            3,500,000 Mayfield Village, OH IDA Weekly VRDNs (Beta Campus                  3,500,000
                      Co.)/(KeyBank, N.A. LOC)
            7,400,000 Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                      7,400,000 Associates Ltd.)/(Westdeutsche Landesbank
                      Girozentrale LOC)
            3,000,000 Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day          3,000,000
                      Enterprises)/(KeyBank, N.A. LOC)
            5,400,000 Medina County, OH, Solid Waste Disposal Revenue Bonds (Series       5,400,000
                      1995) Weekly VRDNs (Valley City Steel Company
                      Project)/(KeyBank, N.A. LOC)
            1,925,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited               1,925,000
                      Partnership)/(Huntington National Bank, Columbus, OH LOC)
           10,000,000 New Albany, OH Community Authority, Adjustable Rate                10,000,000
                      Multi-Purpose Infrastructure Improvement Bonds, (Series A)
                      Weekly VRDNs (Huntington National Bank, Columbus, OH LOC)

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $            825,000 North Olmsted, OH IDA, 3.95% TOBs (Therm-All)/(National City   $      825,000
                      Bank, Ohio LOC), Optional Tender 8/1/1998
            1,175,000 Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A.          1,175,000
                      LOC)
            6,835,000 Ohio HFA, 3.85% TOBs (Lincoln Park Associates)/(Bank One,           6,835,000
                      Ohio, N.A. LOC), Optional Tender 5/1/1998
            2,700,000 (b)Ohio HFA, PT-122 Weekly VRDNs (GNMA COL)/(Banco Santander        2,700,000
                      LIQ)
           10,000,000 Ohio HFA, Residential Mortgage Revenue Notes (1998 Series          10,000,000
                      A-2), 3.80% BANs, 3/1/1999
            5,775,000 (b)Ohio HFA, Single Family Mortgage (Series PT-71), 3.75%           5,775,000
                      TOBs (GNMA COL)/(Commerzbank AG, Frankfurt LIQ), Mandatory
                      Tender 10/15/1998
           10,265,000 (b)Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly           10,265,000
                      VRDNs (GNMA COL)/(Bank of New York, New York LIQ)
            3,300,000 (b)Ohio HFA, Trust Receipts (Series 1997 FR/RI-14) Weekly           3,300,000
                      VRDNs (GNMA COL)/(Bank of New York, New York LIQ)
            9,250,000 (b)Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly           9,250,000
                      VRDNs (GNMA COL)/(Bank of New York, New York LIQ)
            1,800,000 Ohio State Air Quality Development Authority, (Series 1988A)        1,800,000
                      Weekly VRDNs (PPG Industries, Inc.)
            4,500,000 Ohio State Air Quality Development Authority, Air Quality           4,500,000
                      Development Revenue Bonds (1995 Series B) Weekly VRDNs (JMG
                      Funding Limited Partnership)/(Societe Generale, Paris LOC)
            1,725,000 Ohio State Higher Education Facility, Revenue Bonds Weekly          1,725,000
                      VRDNs (Notre Dame College Project)/(National City Bank, Ohio
                      LOC)
            4,400,000 Ohio State Public Facilities Commission, (Series II-1998A),         4,416,121
                      4.25% Bonds, 12/1/1998
            5,000,000 Ohio State Public Facilities Commission, (Series II-B), 4.50%       5,017,513
                      Bonds, 11/1/1998
            5,000,000 Ohio State Water Development Authority, Ohio PCR Bonds              5,000,000
                      (Series 1989) Weekly VRDNs (Duquesne Light Power Co.)/(First
                      National Bank of Chicago LOC)
           10,000,000 Ohio State Water Development Authority, PCR Refunding Bonds        10,000,000
                      Weekly VRDNs (General Motors Corp.)
            4,000,000 Ohio State Water Development Authority, PCRB's (Series 1988),       4,000,000
                      3.60% CP (Duquesne Light Power Co.)/(Toronto-Dominion Bank
                      LOC), Mandatory Tender 6/18/1998
            3,500,000 Ohio State Water Development Authority, Pollution Control           3,500,000
                      Facilities Revenue Bonds, 4.10% TOBs (Union Bank of
                      Switzerland, Zurich LOC), Optional Tender 5/1/1998
              400,000 Ohio State Weekly VRDNs (John Carroll University, OH)/(PNC            400,000
                      Bank, N.A. LOC)
            5,000,000 Ohio State, Environmental Improvement Revenue Bonds (Series         5,000,000
                      1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Chase
                      Manhattan Bank N.A., New York LOC)
            1,125,000 Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,          1,125,000
                      Inc.)/(National City Bank, Ohio LOC)
            1,300,000 Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic               1,300,000
                      Corp.)/(National City Bank, Ohio LOC)
            4,945,000 (b)Ohio Water Development Authority, PA-201 Weekly VRDNs            4,945,000
                      (AMBAC INS)/(Merrill Lynch Capital Services, Inc. LIQ)

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          1,250,000 Orange Village, OH, (Series 1998), 3.75% BANs, 10/27/1998      $    1,250,000
            4,600,000 Oregon City, OH, (Series 1997-3), 4.00% BANs, 12/3/1998             4,603,920
            1,150,000 Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours,            1,150,000
                      Inc.)/(National City Bank, Ohio LOC)
            5,000,000 Ottawa County, OH, Regional Water System Improvement, 4.125%        5,003,189
                      BANs, 8/6/1998
            1,500,000 Pickerington Local School District, OH, School Facilities           1,501,678
                      Notes (Series 1998), 4.07% BANs, 8/3/1998
               85,000 Portage County, OH IDA Weekly VRDNs (D & W Associates)/(Bank           85,000
                      One, Ohio, N.A. LOC)
              340,000 Portage County, OH IDA, 3.85% TOBs (Neidlinger)/(KeyBank,             340,000
                      N.A. LOC), Optional Tender 9/1/1998
            4,140,000 Portage County, OH IDA, Adjustable Rate IDRB's (Series 1996)        4,140,000
                      Weekly VRDNs (Barnette Project)/(National City Bank, Ohio
                      LOC)
              735,000 Portage County, OH IDA, Industries Revenue Bonds Weekly VRDNs         735,000
                      (Lovejoy Industries)/ (Star Bank, N.A., Cincinnati LOC)
            3,800,000 Sandusky, OH, (Series 1997-1), 4.125% BANs, 9/17/1998               3,803,401
            5,200,000 Scioto County, OH Hospital Authority Weekly VRDNs (AMBAC            5,200,000
                      INS)/(First National Bank of Chicago LIQ)
            1,600,000 Seneca County, OH Hospital Facility Authority Weekly VRDNs          1,600,000
                      (St. Francis Home)/(National City Bank, Ohio LOC)
            2,000,000 Seven Hills City, OH, (Series 1998), 3.85% BANs, 1/28/1999
              2,002,292 400,000 Sharonville, OH, IDR Weekly VRDNs (Xtek,
              Inc.)/(Fifth Third 400,000
                      Bank, Cincinnati LOC)
              480,000 Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank,            480,000
                      N.A. LOC)
            1,000,000 South Euclid, OH, Sewer System Improvements, 3.95% BANs,            1,002,252
                      4/7/1999
            1,250,000 Springfield, OH, 4.17% BANs, 6/18/1998                              1,250,346
              800,000 Stark County, OH IDR Weekly VRDNs (Sancap Abrasives,                  800,000
                      Inc.)/(KeyBank, N.A. LOC)
            2,040,000 Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilkof            2,040,000
                      Morris)/(KeyBank, N.A. LOC)
            1,240,000 Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs               1,240,000
                      (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                      Ohio, N.A. LOC)
            1,215,000 Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro            1,215,000
                      Machinery Corp., Project)/ (Huntington National Bank,
                      Columbus, OH LOC)
            2,250,000 Summit County, OH IDR Weekly VRDNs (Maison Aine Limited             2,250,000
                      Partnership)/(KeyBank, N.A. LOC)
            4,500,000 Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry            4,500,000
                      London Candies, Inc.)/(Bank One, Ohio, N.A. LOC)
            1,500,000 Summit County, OH IDR, (Series 1997) Weekly VRDNs (Baker            1,500,000
                      McMillen Co.)/(National City Bank, Ohio LOC)
              820,000 Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank           820,000
                      One, Ohio, N.A. LOC), Optional Tender 8/15/1998
              325,000 Summit County, OH IDR, 3.85% TOBs (Keltec Industries)/(Bank           325,000
                      One, Ohio, N.A. LOC), Optional Tender 9/1/1998

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          1,025,000 Summit County, OH IDR, 3.85% TOBs (Matech Machine Tool         $    1,025,000
                      Co.)/(Bank One, Ohio, N.A. LOC), Optional Tender 8/1/1998
              725,000 Summit County, OH IDR, 3.85% TOBs (Universal Rack)/(National          725,000
                      City Bank, Ohio LOC), Optional Tender 9/1/1998
              975,000 Summit County, OH IDR, 3.90% TOBs (Rogers Industrial                  975,000
                      Products, Inc.)/(Bank One, Ohio, N.A. LOC), Optional Tender
                      5/1/1998
              590,000 Summit County, OH IDR, 4.05% TOBs (Bechmer-Boyce                      590,000
                      Project)/(KeyBank, N.A. LOC) 8/6/1998
            1,450,000 Summit County, OH IDR, Adjustable Rate IDRB's (Series 1996)         1,450,000
                      Weekly VRDNs (Fomo Products, Inc.)/(First National Bank of
                      Ohio, Akron LOC)
            2,000,000 Summit County, OH IDR, Adjustable Rate IDRB's (Series 1997)         2,000,000
                      Weekly VRDNs (Svision)/(Bank One, Ohio, N.A. LOC)
              800,000 Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs               800,000
                      (Austin Printing Co., Inc.)/(Bank One, Ohio, N.A. LOC)
            2,720,000 Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs             2,720,000
                      (Harry London Candies, Inc.)/ (Bank One, Ohio, N.A. LOC)
              775,000 Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs                775,000
                      (Cardtech Project (OH))/(KeyBank, N.A. LOC)
            1,285,000 Summit County, OH IDR, Industrial Development Bonds (Series         1,285,000
                      1996) Weekly VRDNs (Creative Screen Print Project)/(National
                      City Bank, Ohio LOC)
            1,150,000 Summit County, OH IDR, Multi-Mode Variable Rate I Weekly            1,150,000
                      VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)
            3,500,000 Summit County, OH, Adjustable Rate Healthcare Facilities            3,500,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (United Disability
                      Services, Inc.)/(First National Bank of Ohio, Akron LOC)
            3,200,000 Toledo, OH, Adjustable Rate City Services Special Assessment        3,200,000
                      Notes (Services 1997) Weekly VRDNs (Canadian Imperial Bank of
                      Commerce, Toronto LOC)
            4,000,000 Toledo-Lucas County, OH Port Authority, Airport
                      Development 4,000,000 Revenue Bonds (Series 1996-1) Weekly
                      VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank N.V.,
                      Amsterdam LOC)
            1,000,000 Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs            1,000,000
                      (Medusa Corp.)/(Bayerische Vereinsbank AG, Munich LOC)
            2,300,000 Trumbull County, OH IDA, (Series 1989) Weekly VRDNs (McSonald       2,300,000
                      Steel Corp.)/(PNC Bank, N.A. LOC)
            1,300,000 Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)          1,300,000
                      Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, Ohio, N.A.
                      LOC)
            1,090,000 Tuscarawas County, OH, Adjustable Rate IDRB's (Series 1995)         1,090,000
                      Weekly VRDNs (Primary Packaging, Inc.)/(First National Bank
                      of Ohio, Akron LOC)
            2,650,000 Williams County, OH, Multi-Mode Variable Rate IDRB's (Series        2,650,000
                      1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank,
                      N.A. LOC)
            1,055,000 Willoughby City, OH, IDR Refunding Bonds (Series 1995A)             1,055,000
                      Weekly VRDNs (Pine Ridge Shopping Center Company
                      Project)/(Star Bank, N.A., Cincinnati LOC)

 OHIO MUNICIPAL CASH TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          1,125,000 Willoughby City, OH, IDR Bonds (Series 1995 B) Weekly VRDNs    $    1,125,000
                      (Pine Ridge Shopping Center Company Project)/(Star Bank,
                      N.A., Cincinnati LOC)
            1,000,000 Wood County, OH Weekly VRDNs (Principle Business                    1,000,000
                      Enterprises)/(National City Bank, Ohio LOC)
            2,030,000 Wood County, OH, EDRB Weekly VRDNs (Roe Inc.                        2,030,000
                      Project)/(Huntington National Bank, Columbus, OH LOC)
            4,170,000 Youngstown, OH, Adjustable Rate Demand IDRB's (Series
                      1996A) 4,170,000 Weekly VRDNs (Cantar/ Polyair
                      Corp./Performa Corp.)/(Marine Midland Bank N.A., Buffalo,
                      NY LOC)
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                    $ 377,370,742

Securities that are subject to Alternative Minimum Tax represent 53.0% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

  FIRST TIER   SECOND TIER
    99.71%        0.29%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $46,710,000 which represents 12.4% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($376,413,524) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDRB --Economic Development Revenue Bonds FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCRBs --Pollution Control Revenue Bonds RANs --Revenue Anticipation Notes TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                         OHIO MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 377,370,742
 Cash                                                                                       343,340
 Income receivable                                                                        3,188,121
 Prepaid expenses                                                                             8,777
   Total assets                                                                         380,910,980
 LIABILITIES:
 Payable for investments purchased                                      $ 3,249,809
 Income distribution payable                                              1,074,597
 Accrued expenses                                                           173,050
   Total liabilities                                                                      4,497,456
 Net Assets for 376,413,524 shares outstanding                                        $ 376,413,524
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $72,189,411 / 72,189,411 shares outstanding                                                  $1.00
 CASH II SHARES:
 $248,139,536 / 248,139,536 shares outstanding                                                $1.00
 INSTITUTIONAL SHARES:
 $56,084,577 / 56,084,577 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                         OHIO MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 7,669,907
 EXPENSES:
 Investment advisory fee                                                   $   808,339
 Administrative personnel and services fee                                     152,403
 Custodian fees                                                                 11,584
 Transfer and dividend disbursing agent fees and expenses                      144,182
 Directors'/Trustees' fees                                                       2,262
 Auditing fees                                                                   6,607
 Legal fees                                                                      4,648
 Portfolio accounting fees                                                      55,715
 Distribution services fee--Cash II Shares                                     397,040
 Shareholder services fee--Institutional Service Shares                         86,951
 Shareholder services fee--Cash II Shares                                      330,867
 Shareholder services fee--Institutional Shares                                 87,540
 Share registration costs                                                       19,792
 Printing and postage                                                           12,380
 Insurance premiums                                                              5,099
 Taxes                                                                             323
 Miscellaneous                                                                   2,681
   Total expenses                                                            2,128,413
 Waivers --
   Waiver of investment advisory fee                         $ (469,410)
   Waiver of distribution services fee--Cash II Shares          (66,173)
   Waiver of shareholder services fee--Institutional            (17,390)
 Service Shares
   Waiver of shareholder services fee--Institutional Shares     (87,540)
     Total waivers                                                             (640,513)
       Net expenses                                                                       1,487,900
         Net investment income                                                          $ 6,182,007

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                          OHIO MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                                                  (UNAUDITED)          YEAR ENDED
                                                                APRIL 30, 1998      OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      6,182,007   $      11,151,320
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                      (1,114,243)         (2,309,907)
   Cash II Shares                                                    (3,845,939)         (6,696,096)
   Institutional Shares                                              (1,221,825)         (2,145,317)
   Change in net assets resulting from distributions to
   shareholders                                                      (6,182,007)        (11,151,320)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,014,267,028       1,714,819,513
 Net asset value of shares issued to shareholders in payment          3,357,687           7,135,525
 of distributions declared
 Cost of shares redeemed                                         (1,022,869,930)      (1,678,846,130)
   Change in net assets resulting from share transactions            (5,245,215)          43,108,908
     Change in net assets                                            (5,245,215)          43,108,908
 NET ASSETS:
 Beginning of period                                                381,658,739          338,549,831
 End of period                                                 $    376,413,524   $      381,658,739

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                        ENDED
                                     (UNAUDITED)
                                      APRIL 30,             YEAR ENDED OCTOBER 31,
                                         1998      1997    1996    1995   1994    1993
NET ASSET VALUE, BEGINNING OF PERIOD  $ 1.00     $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.02       0.03    0.03    0.04     0.02    0.02
LESS DISTRIBUTIONS
  Distributions from net
  investment income                    (0.02)     (0.03)  (0.03)  (0.04)   (0.02)  (0.02)
NET ASSET VALUE, END OF PERIOD        $ 1.00     $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00
TOTAL RETURN(A)                         1.61%      3.29%   3.27%   3.61%    2.41%   2.33%
RATIOS TO AVERAGE NET ASSETS
  Expenses                              0.57%*     0.57%   0.57%   0.57%    0.55%   0.48%
  Net investment income                 3.21%*     3.25%   3.23%   3.56%    2.36%   2.30%
  Expense waiver/reimbursement(b)       0.28%*     0.28%   0.31%   0.29%    0.07%   0.19%
SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                      $72,189    $80,619 $59,721  $72,931 $62,499 $81,748

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                            APRIL 30,           YEAR ENDED OCTOBER 31,
                                               1998     1997     1996     1995     1994     1993
 NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                       0.01     0.03      0.03     0.03     0.02     0.02
 LESS DISTRIBUTIONS
   Distributions from net investment          (0.01)   (0.03)    (0.03)   (0.03)   (0.02)   (0.02)
 income
 NET ASSET VALUE, END OF PERIOD              $ 1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
 TOTAL RETURN(A)                               1.46%    2.98%     2.96%    3.30%    2.10%    2.02%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                    0.87%*    0.87%    0.87%    0.87%    0.85%    0.78%
   Net investment income                       2.91%*    2.94%    2.92%    3.25%    2.09%    2.01%
   Expense waiver/reimbursement(b)             0.28%*    0.28%    0.31%    0.29%    0.24%    0.19%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted) $248,140  $245,329 $206,149 $188,234 $156,051 $127,017

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)          YEAR ENDED
                                                            APRIL 30,           OCTOBER 31,
                                                               1998           1997     1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.00         $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                       0.02           0.03      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.02)         (0.03)    (0.02)
 NET ASSET VALUE, END OF PERIOD                              $ 1.00         $ 1.00    $ 1.00
 TOTAL RETURN(B)                                               1.71%          3.49%     2.22%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                    0.38%*         0.37%     0.37%*
   Net investment income                                       3.48%*         3.40%     3.38%*
   Expense waiver/reimbursement(c)                             0.49%*         0.48%     0.51%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                  $56,085        $55,710   $72,680

* Computed on an annualized basis.

(a) Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                         OHIO MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares, and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:

            SECURITY              ACQUISITION DATE     ACQUISITION COST
 Butler County, OH,                     11/13/1997      $  3,145,000
 Transportation Improvement
 District Highway Improvement
 Bonds, PA-206, (Series 1997A)
 Cleveland, OH Parking                  10/10/1997         2,335,000
 Facilities, PA-182 (Series
 1996)
 Franklin County, OH, PT156              1/22/1998         4,995,000
 (Series 1993A)
 Ohio HFA, PT-122                        11/6/1997         2,700,000
 Ohio HFA, Single Family                  9/1/1997         5,775,000
 Mortgage (Series PT-71)
 Ohio HFA, Trust Receipts        9/1/1997-3/1/1998        10,265,000
 (Series 1996 FR/RI-6)
 Ohio HFA, Trust Receipts                5/29/1997         3,300,000
 (Series 1997 FR/RI-14)
 Ohio HFA, Trust Receipts        9/1/1997-3/1/1998         9,250,000
 (Series 1996 FR/RI-5)
 Ohio Water Development                 11/13/1997         4,945,000
 Authority, PA-201

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $376,413,524.

Transactions in shares were as follows:

                                                      SIX MONTHS         YEAR ENDED
                                                         ENDED            OCTOBER 31,
 INSTITUTIONAL SERVICE SHARES                        APRIL 30, 1998         1997
 Shares sold                                          166,459,370         204,340,077
 Shares issued to shareholders in payment of
 distributions declared                                   231,345             477,179
 Shares redeemed                                     (175,120,791)       (183,918,781)
 Net change resulting from Institutional
 Service Share transactions                            (8,430,076)         20,898,475
                                                      SIX MONTHS        YEAR ENDED
                                                        ENDED           OCTOBER 31,
 CASH II SHARES                                     APRIL 30, 1998        1997
 Shares sold                                           491,818,537     846,566,747
 Shares issued to shareholders in payment of
 distributions declared                                  3,085,769       6,536,111
 Shares redeemed                                      (492,093,603)   (813,922,799)
 Net change resulting from Cash II Share transactions    2,810,703      39,180,059
                                                      SIX MONTHS        YEAR ENDED
                                                        ENDED            OCTOBER 31,
 INSTITUTIONAL SHARES                                APRIL 30, 1998        1997
 Shares sold                                         355,989,121       663,912,689
 Shares issued to shareholders in payment of
 distributions declared                                   40,573           122,235
 Shares redeemed                                    (355,655,536)     (681,004,550)
 Net change resulting from Institutional Share
 transactions                                            374,158       (16,969,626)
 Net change resulting from share transactions         (5,245,215)       43,108,908

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of average daily net assets of Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $278,425,000 and $318,724,786, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 68.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.2% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman
                               Glen R. Johnson
                                  President
                           J. Christopher Donahue
                          Executive Vice President
                             Edward C. Gonzales
                          Executive Vice President
                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary
                              Richard B. Fisher
                               Vice President
                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Ohio Municipal Cash Trust

[Graphic]

Federated Investors
Ohio Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998


Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314229659
Cusip 314229857
Cusip 314229840

2052903 (6/98)

[Graphic]




                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Pennsylvania Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997, through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares, Cash Series Shares, and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free income--free from federal regular income tax and Pennsylvania income tax*--through a portfolio concentrated in high-quality, short-term Pennsylvania municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends of $0.02 per share for Institutional Shares, $0.01 per share for Cash Series Shares, and $0.02 per share for Institutional Service Shares. The fund's net assets totaled $362.2 million at the end of the reporting period.

Thank you for relying on Pennsylvania Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growt he economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities--particularly Treasury bills ("T-bills")--were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year, tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund mostly remained in a 45- to 65-day average maturity range over the reporting period, a neutral to positive stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Shares on April 30, 1998, was 3.76%* compared to 3.38% at the beginning of the reporting period. The increase in yield was due in part to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 6.53% taxable yield for investors in the highest federal and state tax brackets. For the Cash Series Shares, the seven-day net yield was 3.16%* on April 30, 1998, compared to 2.78% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 5.49% for investors in the highest federal and state tax brackets. For the Institutional Service Shares, the seven-day net yield was 3.56%* on April 30, 1998, compared to 3.18% at the beginning of the reporting period. For these shareholders, the latest yield was equivalent to a taxable yield of 6.18% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future returns. Yield will vary. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect Trustees.*

                        SHARES VOTED    SHARES WITHHELD
                            FOR            AUTHORITY
 Thomas G. Bigley      2,720,895,677     119,147,843
 John T. Conroy, Jr.   2,721,162,612     118,880,908
 Peter E. Madden       2,721,333,249     118,710,271
 John E. Murray, Jr.   2,721,558,092     118,487,428

On February 24, 1998, the record date for shareholders of Pennsylvania Municipal Cash Trust (the "Fund") voting at the meeting, there were 397,229,622 total outstanding shares. The following items were considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM 2: To approve or disapprove an amendment in the Fund's fundamental investment policy on diversification of its investments.

The results of shareholders voting were as follows:

SHARES VOTED  SHARES VOTED   SHARES    BROKER
     FOR        AGAINST     ABSTAIN   NON-VOTE
226,283,363     291,772     570,003   204,710

AGENDA ITEM 3: To approve or disapprove changing from fundamental to an operating policy the Fund's ability to engage in portfolio trading.

The results of shareholders voting were as follows:

SHARES VOTED  SHARES VOTED   SHARES     BROKER
    FOR         AGAINST     ABSTAIN    NON-VOTE
225,840,915     572,981     731,242    204,710

AGENDA ITEM 4: To approve or disapprove amending and changing from a fundamental to an operating policy the Fund's ability to invest in restricted securities.

The results of shareholders voting were as follows:

SHARES VOTED  SHARES VOTED   SHARES    BROKER
    FOR         AGAINST     ABSTAIN   NON-VOTE
225,797,560    508,831       838,748   204,709

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts

                          PORTFOLIO OF INVESTMENTS
                     PENNSYLVANIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--101.1%
 PENNSYLVANIA--101.1%
 $          1,740,000 Allegheny County, PA HDA, Health Center Revenue Bonds (Series  $    1,742,791
                      1998A), 4.375% Bonds (UPMC Health System)/(MBIA INS),
                      8/1/1998
            1,000,000 Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine          1,000,000
                      Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)
            5,000,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.85% TOBs            5,000,000
                      (Duquesne Light Power Co.)/ (Canadian Imperial Bank of
                      Commerce, Toronto LOC), Optional Tender 10/21/1998
            1,795,000 (b)Altoona, PA City Authority, Water Revenue Refunding Bonds        1,795,000
                      (Series 1997) PA-321 Weekly VRDNs (Blair County, PA)/(FGIC
                      INS)/(Merrill Lynch Capital Services, Inc. LIQ)
            5,000,000 Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),         5,000,000
                      3.80% CP (Toledo Edison Co.)/ (Toronto-Dominion Bank LOC),
                      Mandatory Tender 12/1/1998
            5,000,000 Bensalem Township School District, PA, 4.00% TRANs,
            6/30/1998 5,000,231 1,115,000 Berks County, PA IDA Weekly VRDNs (ADC
            Quaker Maid 1,115,000
                      Meats)/(Corestates Bank N.A., Philadelphia, PA LOC)
              575,000 Berks County, PA IDA Weekly VRDNs (Beacon                             575,000
                      Container)/(Corestates Bank N.A., Philadelphia, PA LOC)
            1,500,000 Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow             1,500,000
                      Electronics, Inc.)/(Corestates Bank N.A., Philadelphia, PA
                      LOC)
            3,330,000 Berks County, PA IDA, Manufacturing Facilities Revenue Bonds        3,330,000
                      (Series 1996) Weekly VRDNs (Ram Industries, Inc.)/(Corestates
                      Bank N.A., Philadelphia, PA LOC)
            1,725,000 Berks County, PA IDA, Manufacturing Facilities Revenue Bonds        1,725,000
                      (Series 1995) Weekly VRDNs (Grafika Commercial Printing,
                      Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)
              345,000 Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries           345,000
                      A) Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LOC)
            1,040,000 Berks County, PA IDA, Revenue Bonds (Series
                      1995A/Subseries 1,040,000 B) Weekly VRDNs (Corestates Bank
                      N.A., Philadelphia, PA LOC)
            1,015,000 Berks County, PA IDA (Series A of 1996) Weekly VRDNs
                      (Lebanon 1,015,000 Valley Mall Co.)/(Meridian Bank,
                      Reading, PA LOC)
            1,855,000 Bucks County, PA IDA Weekly VRDNs (Double H Plastics,               1,855,000
                      Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)
            2,560,000 Bucks County, PA IDA Weekly VRDNs (Pennsylvania                     2,560,000
                      Associates)/(Corestates Bank N.A., Philadelphia, PA LOC)
            2,865,000 Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot
                      2,865,000 Medical Corp.)/(Corestates Bank N.A.,
                      Philadelphia, PA LOC)
            3,585,000 Bucks County, PA IDA, Variable Rate Demand/Fixed Rate
                      Revenue 3,585,000 Bonds (Series 1997) Weekly VRDNs (Boekel
                      Industries, Inc.)/(Corestates Bank N.A., Philadelphia, PA
                      LOC)

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          1,000,000 Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances     $    1,000,000
                      Co.)/(Sanwa Bank Ltd., Osaka LOC)
            3,000,000 Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances          3,000,000
                      Co.)/(Sanwa Bank Ltd., Osaka LOC)
            1,000,000 Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine            1,000,000
                      Safety Appliances Co.)/(Sanwa Bank Ltd., Osaka LOC)
            1,200,000 Butler County, PA IDA, (Series 1996A) Weekly VRDNs (Armco,          1,200,000
                      Inc.)/(Chase Manhattan Bank N.A., New York LOC)
            2,270,000 Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs              2,270,000
                      (Lue-Rich Holding Company, Inc. Project)/(ABN AMRO Bank N.V.,
                      Amsterdam LOC)
            2,250,000 Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs            2,250,000
                      (Wise Business Forms, Inc.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            2,125,000 Butler County, PA IDA (Series 1998) Weekly VRDNs (Allegheny         2,125,000
                      Metalworking Corp.)/ (National City, Pennsylvania LOC)
            6,000,000 Butler County, PA IDA, Variable Rate Demand Revenue Bonds
                      6,000,000 (Series 1996A), 3.80% TOBs (Lutheran
                      Welfare)/(PNC Bank, N.A.
                      LOC), Mandatory Tender 11/1/1998
            1,500,000 Cambria County, PA IDA Weekly VRDNs (Cambria                        1,500,000
                      Cogeneration)/(ABN AMRO Bank N.V., Amsterdam LOC)
            2,500,000 Cambria County, PA IDA Weekly VRDNs (Cambria                        2,500,000
                      Cogeneration)/(ABN AMRO Bank N.V., Amsterdam LOC)
            2,400,000 Cambria County, PA IDA Weekly VRDNs (Cambria                        2,400,000
                      Cogeneration)/(ABN AMRO Bank N.V., Amsterdam LOC)
            1,300,000 Carbon County, PA IDA Weekly VRDNs (Summit Management &             1,300,000
                      Utilities, Inc.)/ (PNC Bank, N.A. LOC)
            5,000,000 Carbon County, PA IDA, Resource Recovery Bonds (Series B),          5,000,000
                      3.60% CP (Panther Creek)/ (National Westminster Bank, PLC,
                      London LOC), Mandatory Tender 7/13/1998
            1,290,000 Carbon County, PA IDA, Resource Recovery Bonds (Series B),          1,290,000
                      3.60% CP (Panther Creek)/ (National Westminster Bank, PLC,
                      London LOC), Mandatory Tender 7/16/1998
            5,000,000 Carbon County, PA IDA, Solid Waste Disposal Revenue Bonds,          5,000,000
                      4.15% RANs (Horsehead Resource Development, Inc.)/(Chase
                      Manhattan Bank N.A., New York LOC), 12/3/1998
            3,120,000 Chartiers Valley Industrial & Commercial Development                3,120,000
                      Authority, Nursing Home Revenue Refunding Bonds (Series
                      1997A) Weekly VRDNs (Woodhaven Convalescent Center)/ (Bank
                      One, Ohio, N.A. LOC)
            1,305,000 Chester County, PA HEFA, Series B, 4.25% Bonds (Jefferson           1,305,246
                      Health System), 5/15/1998
            7,300,000 Clearfield County, PA IDA Weekly VRDNs (Penn Traffic                7,300,000
                      Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)
            1,100,000 Cumberland County, PA IDA, Industrial Development Bonds             1,100,000
                      (Series 1994) Weekly VRDNs (Lane Enterprises, Inc.
                      Project)/(Corestates Bank N.A., Philadelphia, PA LOC)

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         10,000,000 Cumberland County, PA Municipal Authority, Variable Rate       $   10,000,000
                      Revenue Bonds (Series 1996B), 3.75% TOBs (Dickinson
                      College)/(Mellon Bank N.A., Pittsburgh LOC), Optional Tender
                      11/2/1998
            1,000,000 Dallastown Area School District, PA, G.O. Bonds (Series 1998)       1,000,000
                      Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ)
            3,500,000 (b)Delaware Valley, PA Regional Finance Authority, PA-162           3,500,000
                      Weekly VRDNs (AMBAC INS)/ (Merrill Lynch Capital Services,
                      Inc. LIQ)
              500,000 East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs           500,000
                      (Yellow Freight System)/ (Wachovia Bank of Georgia N.A.,
                      Atlanta LOC)
            3,900,000 East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs         3,900,000
                      (Yellow Freight System)/ (Wachovia Bank of Georgia N.A.,
                      Atlanta LOC)
            6,250,000 East Hempfield Township, PA IDA, (Series of 1997) Weekly            6,250,000
                      VRDNs (Mennonite Home)/ (Dauphin Deposit Bank and Trust LOC)
            2,000,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs         2,000,000
                      (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
            2,800,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's         2,800,000
                      Hospital Erie, PA)/ (PNC Bank, N.A. LOC)
              225,000 Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C               225,000
                      Value, Inc.)/(PNC Bank, N.A. LOC)
              300,000 Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B.                  300,000
                      Project)/(PNC Bank, N.A. LOC)
            4,000,000 Erie County, PA, 4.375% TRANs (PNC Bank, N.A. LOC),                 4,014,815
                      12/31/1998
              200,000 Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land          200,000
                      Co.)/(National City Bank, Ohio LOC)
            1,030,000 Forest County, PA IDA Weekly VRDNs (Marienville Health Care         1,030,000
                      Facility)/(PNC Bank, N.A. LOC)
            2,900,000 Franconia Township, PA IDA, IDRB's (Series 1997A) Weekly            2,900,000
                      VRDNs (Asher's Chocolates)/ (Mellon Bank N.A., Pittsburgh
                      LOC)
            1,635,000 Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited        1,635,000
                      Partnership)/ (PNC Bank, N.A. LOC)
            2,295,000 Lancaster, PA IDA, Tax Exempt (Series A of 1998) Weekly VRDNs       2,295,000
                      (Henry Molded Products, Inc.)/(Dauphin Deposit Bank and Trust
                      LOC)
            3,385,000 Lancaster, PA IDA, Tax Exempt (Series C of 1998) Weekly VRDNs       3,385,000
                      (Henry Molded Products, Inc.)/(Dauphin Deposit Bank and Trust
                      LOC)
            2,600,000 Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs (Hershey         2,600,000
                      Pizza Co., Inc.)/ (PNC Bank, N.A. LOC)
            1,000,000 Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds           1,000,000
                      (Series 1997) Weekly VRDNs (American Manufacturing Co.,
                      Inc.)/(Mellon Bank N.A., Pittsburgh LOC)

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          6,840,000 McKean County, PA IDA, Economic Development Revenue Bonds      $    6,840,000
                      (Series 1997) Weekly VRDNs (Keystone Powdered Metal
                      Co.)/(Mellon Bank N.A., Pittsburgh LOC)
              290,000 McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds             290,000
                      Weekly VRDNs (Bradford Manor, Inc.)/(PNC Bank, N.A. LOC)
            3,300,000 Monroe County, PA IDA, PCR Weekly VRDNs (Cooper
                      Industries, 3,300,000 Inc.)/(Sanwa Bank Ltd., Osaka LOC)
            1,885,000 Montgomery County, PA Higher Education and Health Authority,        1,885,000
                      (Series 1992) Weekly VRDNs (Pottstown Healthcare Corporation
                      Project)/(Corestates Bank N.A., Philadelphia, PA LOC)
            3,500,000 Montgomery County, PA IDA, (Series 1984) Weekly VRDNs
                      (Seton 3,500,000 Co.)/(First Union National Bank,
                      Charlotte, NC LOC)
            1,200,000 Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI          1,200,000
                      Limited Partnership)/ (Corestates Bank N.A., Philadelphia, PA
                      LOC)
            1,000,000 Montgomery County, PA IDA, (Series A) Weekly VRDNs (Vari            1,000,000
                      Corp.)/(Dauphin Deposit Bank and Trust LOC)
            4,250,000 Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari            4,250,000
                      Corp.)/(Dauphin Deposit Bank and Trust LOC)
            6,600,000 Montgomery County, PA IDA, Commercial Development Revenue           6,600,000
                      Bonds (Series 1992) Weekly VRDNs (Hickory Pointe
                      Project)/(First Union National Bank, North Carolina LOC)
            2,030,000 Montgomery County, PA IDA, EDRB's (Series 1997) Weekly VRDNs        2,030,000
                      (Palmer International, Inc.)/(Mellon Bank N.A., Pittsburgh
                      LOC)
            3,310,000 Moon Township, PA IDA, Variable Rate Commercial Development         3,310,000
                      Revenue Bond (Series 1995A) Weekly VRDNs (One Thorn Run
                      Center)/(National City, Pennsylvania LOC)
            8,000,000 North Penn Health, Hospital and Education Authority, PA,            8,000,000
                      Hospital Revenue Bonds (Series 1998) Weekly VRDNs (North Penn
                      Hospital, PA)/(First Union National Bank, North Carolina LOC)
            9,000,000 Northampton County, PA IDA, 3.45% CP (Citizens Utilities            9,000,000
                      Co.), Mandatory Tender 5/11/1998
            3,850,000 Northampton County, PA IDA, 3.75% CP (Citizens Utilities            3,850,000
                      Co.), Mandatory Tender 9/11/1998
            2,542,000 Northampton County, PA IDA, Variable Rate Revenue Bonds
                      2,542,000 (Series 1997) Weekly VRDNs (Ultra-Poly
                      Corp.)/(PNC Bank, N.A.
                      LOC)
            1,590,000 Northumberland County PA IDA, Revenue Bonds (Series A of            1,590,000
                      1995) Weekly VRDNs (Furman Farms, Inc. Project)/(Corestates
                      Bank N.A., Philadelphia, PA LOC)
            1,650,000 Pennsylvania EDFA Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank,        1,650,000
                      N.A. LOC)
            2,600,000 Pennsylvania EDFA Weekly VRDNs (Industrial Scientific               2,600,000
                      Corp.)/(Mellon Bank N.A., Pittsburgh LOC)
              525,000 Pennsylvania EDFA Weekly VRDNs (Pioneer Fluid)/(PNC Bank,             525,000
                      N.A. LOC)

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $            525,000 Pennsylvania EDFA Weekly VRDNs (RMF Associates)/(PNC Bank,     $      525,000
                      N.A. LOC)
              575,000 Pennsylvania EDFA, (Series B) Weekly VRDNs (Payne Printing            575,000
                      Co.)/(PNC Bank, N.A. LOC)
            2,890,000 Pennsylvania EDFA, Economic Development Revenue Bonds (Series       2,890,000
                      1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
           10,000,000 Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series         10,000,000
                      1997B) Weekly VRDNs (National Gypsum Co.)/(Nationsbank, N.A.,
                      Charlotte LOC)
              625,000 Pennsylvania EDFA, Revenue Bonds (Series G4) Weekly VRDNs             625,000
                      (Metamora Products)/ (PNC Bank, N.A. LOC)
              250,000 Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (DDI                    250,000
                      Pharmaceuticals, Inc.)/ (PNC Bank, N.A. LOC)
              250,000 Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (RAM Forest             250,000
                      Products)/ (PNC Bank, N.A. LOC)
           13,665,000 (b)Pennsylvania Housing Finance Authority, (Series
                      1997-58A), 13,665,000 PT-149, 3.75% TOBs (Commerzbank AG,
                      Frankfurt LIQ), Optional Tender 12/10/1998
           14,430,000 (b)Pennsylvania Housing Finance Authority, MERLOTs (Series
                      K) 14,430,000 Weekly VRDNs (Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
            3,245,000 (b)Pennsylvania Housing Finance Authority, PT-119B(Series           3,245,000
                      1997-56B) Weekly VRDNs (Credit Suisse First Boston LIQ)
              940,000 Pennsylvania Housing Finance Authority, Section 8 Assisted            940,000
                      Residential Development Refunding Bonds (Series 1992A) Weekly
                      VRDNs (CGIC INS)/(Citibank NA, New York LIQ)
            6,000,000 Pennsylvania State Higher Education Assistance Agency,              6,000,000
                      Student Loan Adjustable Rate Revenue Bonds (Series 1997A)
                      Weekly VRDNs (Student Loan Marketing Association LOC)
            6,000,000 Pennsylvania State Higher Education Facilities Authority,           6,018,283
                      (Series 1997B8), 4.50% TOBs (Wilkes University)/(PNC Bank,
                      N.A. LOC), Mandatory Tender 11/1/1998
            4,000,000 Philadelphia Redevelopment Authority, Multi-Family Revenue          4,000,000
                      Bonds (Series 1985) Weekly VRDNs (Franklin Town
                      Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)
            3,745,000 Philadelphia, PA Hospitals & Higher Education Facilities            3,745,706
                      Authority, Series A, 4.25% Bonds (Jefferson Health System),
                      5/15/1998
            2,450,000 Philadelphia, PA IDA, Refunding Revenue Bonds (Series 1991)         2,450,000
                      Weekly VRDNs (Tom James Co.)/(SunTrust Bank, Nashville LOC)
            7,500,000 Philadelphia, PA School District, (Series 1997-1998), 4.50%         7,505,926
                      TRANs (Commerzbank AG, Frankfurt LOC), 6/30/1998
            3,230,000 (b)Philadelphia, PA Water & Wastewater System, (CDC Series
                      3,230,000 1997Q) Weekly VRDNs (MBIA INS)/(CDC Municipal
                      Products, Inc.
                      LIQ)
            3,000,000 Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/1998                3,002,370

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          5,000,000 Philadelphia, PA, GO Series 1990, 4.35% CP (Fuji Bank, Ltd.,   $    5,000,000
                      Tokyo LOC), Mandatory Tender 5/21/1998
           11,600,000 Philadelphia, PA, GO Series 1990, 4.60% CP (Fuji Bank,
                      Ltd., 11,600,000 Tokyo LOC), Mandatory Tender 5/19/1998
            5,000,000 (b)Philadelphia, PA, Trust Receipts (Series 1997 FR/RI-11)          5,000,000
                      Weekly VRDNs (MBIA INS)/ (Bank of New York, New York LIQ)
            4,625,000 Red Lion, PA Area School District, (Series 1997/98), 4.11%          4,626,022
                      TRANs, 6/30/1998
            1,700,000 Schuylkill County, PA IDA, Manufacturing Facilities Revenue         1,700,000
                      Bonds (Series 1995) Weekly VRDNs (Prime Packing, Inc.
                      Project)/(Corestates Bank N.A., Philadelphia, PA LOC)
            1,900,000 Schuylkill County, PA IDA, Variable Rate Demand/Fixed Rate          1,900,000
                      Manufacturing Facilities Revenue Bonds (Series of 1996)
                      Weekly VRDNs (Craftex Mills, Inc.)/(Corestates Bank N.A.,
                      Philadelphia, PA LOC)
            2,000,000 Shaler Township, PA, 4.18% TANs, 12/31/1998                         2,001,022
            1,000,000 Springfield, PA School District, 3.90% TRANs, 12/31/1998            1,000,000
            2,600,000 Venango, PA IDA, (Series A), 3.50% CP (Scrubgrass Power             2,600,000
                      Corp.)/(National Westminster Bank, PLC, London LOC),
                      Mandatory Tender 6/12/1998
            2,100,000 Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.60%       2,100,000
                      CP (Scrubgrass Power Corp.)/(National Westminster Bank, PLC,
                      London LOC), Mandatory Tender 5/12/1998
            4,000,000 Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.60%       4,000,000
                      CP (Scrubgrass Power Corp.)/(National Westminster Bank, PLC,
                      London LOC), Mandatory Tender 6/18/1998
            2,700,000 Washington County, PA Authority, (Series 1985A) Weekly VRDNs        2,700,000
                      (1985-A Pooled Equipment Lease Program)/(First Union National
                      Bank, North Carolina LOC)
            1,900,000 Washington County, PA Hospital Authority Weekly VRDNs               1,900,000
                      (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
           10,700,000 Washington County, PA IDA, Solid Waste Disposal Revenue
                      Bonds 10,700,000 (Series 1995) Weekly VRDNs (American Iron
                      Oxide Co.
                      Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
              950,000 Washington County, PA, IDA (Series 1988) Weekly VRDNs                 950,000
                      (Coca-Cola Co.)/(Mellon Bank N.A., Pittsburgh LOC)
            2,000,000 West Allegheny, PA School District, 4.11% TRANs, 6/30/1998          2,000,346
              835,000 West Cornwall Township, PA Municipal Authority, Revenue Bonds         835,000
                      (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home
                      Project (PA))/(Corestates Bank N.A., Philadelphia, PA LOC)
            9,600,000 Westmoreland County, PA IDA, Guaranteed Variable Rate Revenue       9,600,000
                      Bonds (Series of 1993) Weekly VRDNs (USA Waste Services,
                      Inc.)/(Fleet Bank N.A. LOC)

PENNSYLVANIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          2,500,000 York County, PA IDA, Limited Obligation Revenue Bonds (Series  $    2,500,000
                      1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank,
                      Detroit, MI LOC)
            2,750,000 York County, PA IDA, Variable Rate Demand Ltd. Obligation           2,750,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange
                      Corp.)/(Comerica Bank, Detroit, MI LOC)
            2,125,000 York County, PA Solid Waste & Refuse Authority, 4.75% Bonds         2,136,116
                      (FGIC INS), 12/1/1998
                          TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                    $ 366,150,874

  At April 30, 1998, 51.5% of the total investments at market value were subject to alternative minimum tax.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category(and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At April 30, 1998, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

      FIRST TIER    SECOND TIER
         95.47%       4.53%
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $44,865,000 which represents 12.4% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($362,210,128) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation CGIC --Capital Guaranty Insurance Corporation CP --Commercial Paper EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company GO --General Obligation HDA --Hospital Development Authority HEFA --Health and Education Facilities Authority IDA --Industrial Development Authority IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance
MERLOTs --Municipal Exempt Receipts - Liquidity Optional Tender Series PCR --Pollution Control Revenue PLC --Public Limited Company RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                     PENNSYLVANIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 366,150,874
 Cash                                                                                       290,705
 Income receivable                                                                        3,132,561
 Prepaid expenses                                                                             8,393
   Total assets                                                                         369,582,533
 LIABILITIES:
 Payable for investments purchased                                      $ 6,250,000
 Income distribution payable                                              1,047,353
 Accrued expenses                                                            75,052
   Total liabilities                                                                      7,372,405
 NET ASSETS for 362,210,128 shares outstanding                                        $ 362,210,128
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $41,936,045 / 41,936,045 shares outstanding                                                  $1.00
 CASH SERIES SHARES:
 $52,479,912 / 52,479,912 shares outstanding                                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $267,794,171 / 267,794,171 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                     PENNSYLVANIA MUNICIPAL CASH TRUST
                 SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 7,270,069
 EXPENSES:
 Investment advisory fee                                                   $   956,701
 Administrative personnel and services fee                                     144,299
 Custodian fees                                                                 12,438
 Transfer and dividend disbursing agent fees and expenses                       41,138
 Directors'/Trustees' fees                                                       1,722
 Auditing fees                                                                   7,462
 Legal fees                                                                      4,401
 Portfolio accounting fees                                                      56,063
 Distribution services fee--Cash Series Shares                                  83,779
 Shareholder services fee--Institutional Service Shares                        359,455
 Shareholder services fee--Cash Series Shares                                   52,362
 Shareholder services fee--Institutional Shares                                 66,533
 Share registration costs                                                       19,516
 Printing and postage                                                           14,924
 Insurance premiums                                                              2,679
 Miscellaneous                                                                   3,062
   Total expenses                                                            1,826,534
 Waivers--
   Waiver of investment advisory fee                         $ (394,955)
   Waiver of distribution services fee--Cash Series Shares      (10,472)
   Waiver of shareholder services fee--Institutional            (71,891)
   Service Shares
   Waiver of shareholder services fee--Institutional Shares     (66,533)
     Total waivers                                                            (543,851)
       Net expenses                                                                       1,282,683
         Net investment income                                                          $ 5,987,386

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                      PENNSYLVANIA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                  (UNAUDITED)       OCTOBER 31,
                                                                APRIL 30, 1998          1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $    5,987,386   $      10,489,997
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                      (4,523,547)         (8,169,653)
   Cash Series Shares                                                  (576,008)           (617,375)
   Institutional Shares                                                (887,831)         (1,702,969)
     Change in net assets resulting from distributions to            (5,987,386)        (10,489,997)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                       841,525,037       1,340,687,798
 Net asset value of shares issued to shareholders in payment          1,724,477           3,168,018
 of distributions declared
 Cost of shares redeemed                                           (832,597,926)     (1,271,049,376)
   Change in net assets resulting from share transactions            10,651,588          72,806,440
     Change in net assets                                            10,651,588          72,806,440
 NET ASSETS:
 Beginning of period                                                351,558,540         278,752,100
 End of period                                                   $  362,210,128   $     351,558,540

(See Notes which are an integral part of the Financial Statements)

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                             ENDED
                                          (UNAUDITED)
                                            APRIL 30,       YEAR ENDED OCTOBER 31,
                                              1998        1997       1996      1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00     $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.02       0.03       0.03      0.01
LESS DISTRIBUTIONS
  Distributions from net investment income     (0.02)     (0.03)     (0.03)    (0.01)
NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00     $ 1.00    $ 1.00
TOTAL RETURN(B)                                 1.67%      3.38%      3.37%     1.03%
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.45%*     0.45%      0.45%     0.45%*
  Net investment income                         3.34%*     3.35%      3.27%     3.81%*
  Expense waiver/reimbursement(c)               0.45%*     0.47%      0.47%     0.46%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $41,936    $63,148    $37,076    $2,529

* Computed on an annualized basis.

(a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                  FINANCIAL HIGHLIGHTS--CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)
                                               APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                  1998        1997      1996      1995      1994      1993
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.01       0.03      0.03      0.03      0.02      0.02
 LESS DISTRIBUTIONS
   Distributions from net investment income        (0.01)     (0.03)    (0.03)    (0.03)    (0.02)    (0.02)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                    1.37%      2.77%     2.75%     3.02%     1.84%     1.83%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                         1.06%*     1.05%     1.05%     1.05%     1.04%     0.97%
   Net investment income                            2.75%*     2.72%     2.72%     2.98%     1.73%     1.88%
   Expense waiver/reimbursement(b)                  0.26%*     0.27%     0.27%     0.28%     0.18%     0.12%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)       $52,480    $23,777   $19,825   $28,255   $18,352   $18,561

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                              APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                1998         1997        1996     1995       1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                           0.02       0.03       0.03       0.03       0.02       0.02
 LESS DISTRIBUTIONS
   Distributions from net investment              (0.02)     (0.03)     (0.03)     (0.03)     (0.02)     (0.02)
 income
 NET ASSET VALUE, END OF PERIOD                  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(A)                                   1.57%      3.18%      3.16%      3.44%      2.25%      2.24%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.65%*     0.65%      0.65%      0.65%      0.64%      0.57%
   Net investment income                           3.15%*     3.14%      3.12%      3.38%      2.19%      2.21%
   Expense waiver/reimbursement(b)                 0.26%*     0.27%      0.27%      0.27%      0.02%      0.12%
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $267,794   $264,634   $221,851   $276,407   $229,160   $318,518

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                     PENNSYLVANIA MUNICIPAL CASH TRUST
                         APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Cash Series Shares, and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998, is as follows:

 SECURITY                                                      ACQUISITION DATE   ACQUISITION COST
 Altoona, PA City Authority                                        2/5/1998         $ 1,795,000
 Delaware Valley, PA Regional Finance Authority                   8/13/1997           3,500,000
 Pennsylvania Housing Finance Authority (Series 1997-58A)          1/8/1998          13,665,000
 Pennsylvania Housing Finance Authority (Series K)          7/21/1997 - 12/31/1997   14,430,000
 Pennsylvania Housing Finance Authority (Series 1997-56B)        10/16/1997           3,245,000
 Philadelphia, PA Water & Wastewater System                        9/4/1997           3,230,000
 Philadephia, PA                                                  4/21/1998           5,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $362,210,128. Transactions in shares were as follows:

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31,
 INSTITUTIONAL SHARES                                                APRIL 30, 1998         1997
 Shares sold                                                           161,386,704       217,175,576
 Shares issued to shareholders in payment of distributions declared         41,094           113,351
 Shares redeemed                                                      (182,639,808)     (191,217,371)
   Net change resulting from Institutional Share transactions          (21,212,010)       26,071,556

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31,
 CASH SERIES SHARES                                                   APRIL 30, 1998        1997
 Shares sold                                                            89,827,641        71,085,166
 Shares issued to shareholders in payment of distributions declared        441,151           559,551
 Shares redeemed                                                       (61,565,811)      (67,692,672)
   Net change resulting from Cash Series Share transactions             28,702,981         3,952,045

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31,
 INSTITUTIONAL SERVICE SHARES                                         APRIL 30, 1998        1997
 Shares sold                                                           590,310,692     1,052,427,056
 Shares issued to shareholders in payment of distributions declared      1,242,232         2,495,116
 Shares redeemed                                                      (588,392,307)   (1,012,139,333)
   Net change resulting from Institutional Service Share transactions    3,160,617        42,782,839
     Net change resulting from share transactions                       10,651,588        72,806,440

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $371,885,000 and $379,435,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 80% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                            John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Anthony R. Bosch
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic] FEDERATED INVESTORS

Pennsylvania Municipal Cash Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

Cusip 314229717
Cusip 314229881
Cusip 314229204
0052405 (6/98)
[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Tennessee Municipal Cash Trust, a portfolio of Federated Municipal Trust, which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to keep your ready cash pursuing double tax-free incomefree from federal regular income tax and Tennessee state income tax*through a portfolio concentrated in high-quality, short-term Tennessee municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for Institutional Shares and $0.02 per share for Institutional Service Shares. The fund's net assets totaled $48.8 million at the end of the reporting period.

Thank you for relying on Tennessee Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period?

A. During the fund's semi-annualreporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate ofgrowth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills")-- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained mostly in a 30- to 50-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the Institutional Shares on April 30, 1998, was 3.86%* compared to 3.46% at the beginning of the reporting period. The increase in yield was partly due to technical factors related to income tax payments by individuals in April. The latest yield was the equivalent to a 7.10% taxable yield for investors in the highest federal and state tax brackets. For the Institutional Service Shares, the seven-day net yield was 3.61%* on April 30, 1998, compared to 3.21% at the beginning of the reporting period. The latest yield was equivalent to a taxable yield of 6.64% for investors in the highest federal and state tax brackets.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                       SHARES VOTED   SHARES WITHHELD
                           FOR          AUTHORITY
 THOMAS G. BIGLEY     2,720,895,677    119,147,843
 JOHN T. CONROY, JR.  2,721,162,612    118,880,908
 PETER E. MADDEN      2,721,333,249    118,710,271
 JOHN E. MURRAY, JR.  2,721,558,092    118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts.

PORTFOLIO OF INVESTMENTS

TENNESSEE MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)SHORT-TERM MUNICIPALS--99.1%
 TENNESSEE--99.1%
 $           980,000 Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones Plastic  $     980,000
                     and Engineering Corp.)/ (National City Bank, Kentucky LOC)
           2,550,000 Chattanooga, TN IDB, Revenue Bonds (Series 1997) Weekly VRDNs        2,550,000
                     (TB Wood's Inc. Project)/ (PNC Bank, N.A. LOC)
           2,000,000 Dickson County, TN IDB, (Series 1996) Weekly VRDNs (Tennessee        2,000,000
                     Bun Company, LLC Project)/ (PNC Bank, Ohio, N.A. LOC)
           2,700,000 Franklin County, TN IDB, IDRB (Series 1997) Weekly VRDNs             2,700,000
                     (Hi-Tech)/(Regions Bank, Alabama LOC)
           1,430,000 Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic              1,430,000
                     Products Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)
           1,500,000 Hamilton County, TN IDB, (Series 1987) Weekly VRDNs (Seaboard        1,500,000
                     Farms Project)/ (SunTrust Bank, Atlanta LOC)
           1,500,000 Hamilton County, TN, 5.00% Bonds, 5/1/1999 1,518,923
           4,200,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui
           Ta 4,200,000
                     Industries, Inc. Project)/ (Bank of Tokyo-Mitsubishi Ltd. LOC)
           2,900,000 Hendersonville, TN IDB, (Series 1996) Weekly VRDNs (Betty            2,900,000
                     Machine Co. Project)/ (First Union National Bank, Charlotte, NC
                     LOC)
           1,800,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)            1,800,000
                     Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                     Charlotte LOC)
           2,400,000 Knox County, TN IDB, (Series 1996) Weekly VRDNs (Health              2,400,000
                     Ventures, Inc. Project)/ (SunTrust Bank, Nashville LOC)
           2,000,000 Knox County, TN, GO Refunding Bonds (Series 1998), 3.65% Bonds,      2,000,000
                     3/1/1999
             975,000 McMinn County, TN IDB, Industrial Development Bonds (Series            975,000
                     1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
                     Michigan LOC)
           1,525,000 Memphis, TN, Capital Outlay Notes, 5.00% BANs, 7/1/1998
           1,527,972 2,000,000 Metropolitan Government Nashville & Davidson
           County, TN HEFA, 2,000,000
                     Revenue Bonds (Series 1985A), 3.75% TOBs (Vanderbilt
                     University), Optional Tender 1/15/1999
           1,000,000 Metropolitan Government Nashville & Davidson County, TN,             1,000,000
                     (Series 1997), 3.80% Bonds, 5/15/1998
           1,500,000 Metropolitan Government Nashville & Davidson County, TN,
                     Series 1,500,000 B, 3.60% Bonds (FGIC INS), 1/1/1999
           2,000,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)          2,000,000
                     Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                     Atlanta LOC)
           3,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers,         3,500,000
                     Inc. Project)/ (ABN AMRO Bank N.V., Amsterdam LOC)

TENNESSEE MUNICIPAL CASH TRUST

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $           500,000 Sevier County, TN Public Building Authority, Local Government    $     500,000
                     Improvement Bonds, (Series II-G-2) Weekly VRDNs (Knoxville,
                     TN)/(AMBAC INS)/(Kredietbank N.V., Brussels LIQ)
           1,000,000 Shelby County, TN Health Education & Housing Facilities Board,       1,000,000
                     Multifamily Housing Revenue Bonds (Series 1988) Weekly VRDNs
                     (Arbor Lake Project)/(PNC Bank, N.A. LOC)
           1,300,000 Sumner County, TN IDB, Capital Outlay Notes (Series
                     1997-O), 1,300,517 4.25% BANs, 6/30/1998
           3,000,000 (b)Tennessee Housing Development Agency, (Series C) Weekly           3,000,000
                     VRDNs (Bank of America NT and SA, San Francisco LIQ)
           1,500,000 Tennessee Housing Development Agency, Home Ownership Program         1,500,000
                     (Issue 1996 5-B), 3.85% TOBs, Mandatory Tender 8/20/1998
           1,000,000 Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler Co.)/         1,000,000
                     (Wachovia Bank of Georgia N.A., Atlanta LOC)
           1,600,000 Union County, TN IDB, (Series 1995) Weekly VRDNs (Cooper             1,600,000
                     Container Corporation Project)/ (SunTrust Bank, Nashville LOC)
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 48,382,412

At April 30, 1998, 70.3% of the total investments at market value were subject to alternative minimum tax.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

At April 30, 1998, the portfolio securities were rated as follows:

TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER    SECOND TIER
  100.00%        0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $3,000,000 which represents 6.1% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($48,842,659) at April 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes FGIC --Financial Guaranty Insurance Company GO --General Obligation HEFA --Health and Education Facilities Authority IDB --Industrial Development Bond IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

TENNESSEE MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $   48,382,412
 Cash                                                                                       144,609
 Income receivable                                                                          456,838
 Prepaid expenses                                                                             1,218
 Deferred organizational costs                                                               15,512
   Total assets                                                                          49,000,589
 LIABILITIES:
 Income distribution payable                                                                157,930
 Net Assets for 48,842,659 shares outstanding                                        $   48,842,659
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $23,610,130 / 23,610,130 shares outstanding                                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $25,232,529 / 25,232,529 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

TENNESSEE MUNICIPAL CASH TRUST

SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 1,018,482
 EXPENSES:
 Investment advisory fee                                                  $   135,967
 Administrative personnel and services fee                                     76,863
 Custodian fees                                                                 1,202
 Transfer and dividend disbursing agent fees and expenses                      20,160
 Directors'/Trustees' fees                                                        710
 Auditing fees                                                                  6,418
 Legal fees                                                                     2,848
 Portfolio accounting fees                                                     29,907
 Shareholder services fee--Institutional Shares                                32,205
 Shareholder services fee--Institutional Service Shares                        35,778
 Share registration costs                                                      12,030
 Printing and postage                                                           5,440
 Insurance premiums                                                             3,574
 Miscellaneous                                                                  3,509
   Total expenses                                                             366,611
 Waivers and reimbursements
   Waiver of investment advisory fee                        $ (135,967)
   Waiver of shareholder services feeInstitutional Shares      (32,205)
   Reimbursement of other operating expenses                   (66,287)
     Total waivers and reimbursements                                       (234,459)
       Net expenses                                                                         132,152
         Net investment income                                                          $   886,330

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

TENNESSEE MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                  APRIL 30, 1998   OCTOBER 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS
 Net investment income                                             $      886,330   $     1,437,481
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income
   Institutional Shares                                                 (438,462)          (613,693)
   Institutional Service Shares                                         (447,868)          (823,788)
   Change in net assets resulting from distributions to                 (886,330)        (1,437,481)
 shareholders
 SHARE TRANSACTIONS
 Proceeds from sale of shares                                         117,534,499       172,127,656
 Net asset value of shares issued to shareholders in payment of           271,699           603,094
 distributions declared
 Cost of shares redeemed                                             (116,635,463)     (172,706,532)
   Change in net assets resulting from share transactions               1,170,735            24,218
     Change in net assets                                               1,170,735            24,218
 NET ASSETS:
 Beginning of period                                                   47,671,924        47,647,706
 End of period                                                     $   48,842,659    $   47,671,924

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)          YEAR ENDED
                                                            APRIL 30,           OCTOBER 31,
                                                               1998           1997       1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.00           $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.02             0.03            0.01
LESS DISTRIBUTIONS
  Distributions from net investment income               (0.02)           (0.03)          (0.01)
NET ASSET VALUE, END OF PERIOD                          $ 1.00           $ 1.00          $ 1.00
TOTAL RETURN(B)                                           1.69%            3.47%           1.59%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.35%*           0.35%           0.10%*
  Net investment income                                   3.40%*           3.40%           3.57%*
  Expense waiver/reimbursement(c)                         0.99%*           1.11%           1.62%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)              $23,610          $23,048         $17,824

* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                 ENDED
                                                              (UNAUDITED)          YEAR ENDED
                                                                APRIL 30,          OCTOBER 31,
                                                                  1998           1997      1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                             $ 1.00         $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                            0.02           0.03      0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                       (0.02)         (0.03)    (0.01)
 NET ASSET VALUE, END OF PERIOD                                   $ 1.00         $ 1.00    $ 1.00
 TOTAL RETURN(B)                                                   1.57%          3.21%     1.48%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                       0.60%*          0.60%    0.39%*
   Net investment income                                          3.14%*          3.13%    3.26%*
   Expense waiver/reimbursement(c)                                0.74%*          0.86%    1.33%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                       $25,233        $24,624   $29,824

* Computed on an annualized basis.

(a) Reflects operations for the period from May 22, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Tennessee Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Tennessee consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998 is as follows:

 SECURITY                               ACQUISITION DATE    ACQUISITION COST
 Tennessee Housing Development Agency       4/14/1998         $ 3,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1998, capital paid-in aggregated $48,842,659.

Transactions in shares were as follows:

                                                                       SIX MONTHS
                                                                         ENDED           YEAR ENDED
 INSTITUTIONAL SHARES                                                APRIL 30, 1998   OCTOBER 31, 1997
 Shares sold                                                           62,238,111         87,914,045
 Shares issued to shareholders in payment of                                2,122              6,745
 distributions declared
 Shares redeemed                                                      (61,677,952)       (82,696,744)
   Net change resulting from Institutional Share                          562,281          5,224,046
   transactions

                                   SIX MONTHS
                                ENDED YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                                       APRIL 30, 1998    OCTOBER 31, 1997
 Shares sold                                                           55,296,388         84,213,611
 Shares issued to shareholders in payment of                              269,577            596,349
 distributions declared
 Shares redeemed                                                      (54,957,511)       (90,009,788)
   Net change resulting from Institutional Service                        608,454         (5,199,828)
 Share transactions
     Net change resulting from share transactions                       1,170,735             24,218

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $64,405,000 and $68,240,000, respectively.

ORGANIZATIONAL EXPENSES

Organizational expenses of $24,645 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended April 30, 1998, the Fund expensed $3,060 of organizational expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 71% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Glen R. Johnson

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors

Tennessee Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314229634
Cusip 314229642
G01865-02 (6/98)

[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Virginia Municipal Cash Trust, a portfolio of Federated Municipal Trust which covers the six-month period from November 1, 1997 through April 30, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements. Financial highlights tables are provided for the fund's Institutional Shares and Institutional Service Shares.

The fund is a convenient way to put your ready cash to work pursuing double tax-free incomefree from federal regular income tax and Virginia personal income tax*through a portfolio concentrated in high-quality, short-term Virginia municipal securities. At the end of the reporting period, the fund's holdings were diversified among issuers that use municipal bond financing for projects as varied as health care, housing, community development, and transportation.

This double tax-free advantage means you have the opportunity to earn a greater after-tax yield than you could in a comparable high-quality taxable investment. Of course, the fund also brings you the added benefits of daily liquidity and stability of principal.**

During the reporting period, the fund paid double tax-free dividends totaling $0.02 per share for both Institutional Shares and Institutional Service Shares. The fund's net assets totaled $216.5 million at the end of the reporting period.

Thank you for relying on Virginia Municipal Cash Trust to help your ready cash pursue tax-free income every day. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson President
June 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

An interview with the fund's portfolio manager, Jeff A. Kozemchak, CFA, Vice President, Federated Management

Q. What is your review of the economic and interest rate environment during the fund's six-month reporting period? A. During the fund's semi-annual reporting period, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth. The economy posted a rate of growth of over 3.00% in the last three quarters of 1997, and continued at an above-trend pace of 4.80% in the first quarter of 1998. Prior to last November, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. At the beginning of the reporting period, signs of tight labor markets began to build expectation of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over these events and their impact on the domestic economy abated somewhat in the first quarter of 1998. Nevertheless, more recent employment growth and tight labor markets are producing much anxiety in the market, as wage inflation pressures could build. In March, the Fed adopted a "tightening bias" toward monetary policy but declined to raise short-term interest rates in May, content to wait until the economic picture becomes more clear.

Movements in short-term Treasury securities -- particularly Treasury bills ("T-bills") -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of T-bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for T-bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging over 68% of T-bills. One-year municipal notes, for example, began the reporting period at close to 3.75%, moved as high as 3.85% in mid-November, but fell again to 3.75% by the end of the year as inflation remained friendly. Yields dropped sharply to 3.60% in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period at 3.75% as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal variable rate demand notes ("VRDNs") were strongly influenced by technical factors over this reporting period, most notably calendar year-end and income tax payments in April. VRDNs, which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.80% but moved sharply higher in December to above 4.00% as supply and demand imbalances occurred. Yields fell again in January and February as strong demand fueled municipal purchases while supply remained somewhat limited. In late March and April, cash flow redemptions due to income tax payments moved yields higher to above 4.50%. Over the reporting period, VRDN yields averaged 66% or more of taxable rates making them generally attractive over time for investors at the 35% or higher federal tax brackets.

Q. What was your strategy for the fund during the reporting period?

A. The fund remained in a 30- to 50-day average maturity range over the reporting period, a neutral to positive stance, and moved within that range according to relative value opportunities. We continued to employ a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal to taxable instruments, such as treasury securities. This portfolio structure continued to provide a competitive yield over time.

Q. How has the fund performed?

A. The seven-day net yield for the fund's Institutional Shares on April 30, 1998, was 3.53% compared to 3.35% at the beginning of the reporting period.* The latest yield was the equivalent to a 6.46% taxable yield for investors in the highest federal and state tax brackets. For the Institutional Service Shares, the seven-day net yield was 3.38% on April 30, 1998, compared to 3.20% at the beginning of the reporting period.* The latest yield was equivalent to a taxable yield of 6.18% for investors in the highest federal and state tax brackets. The increase in yields was due in part to technical factors related to income tax payments by individuals in April.

Q. As we approach mid-year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters of 1998, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Municipal Trust (the "Trust") was held on April 23, 1998. On February 24, 1998, the record date for shareholders voting at the meeting, there were 5,100,123,000 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM: To elect Trustees.*

                       SHARES VOTED  SHARES WITHHELD
                           FOR          AUTHORITY
 THOMAS G. BIGLEY     2,720,895,677    119,147,843
 JOHN T. CONROY, JR.  2,721,162,612    118,880,908
 PETER E. MADDEN      2,721,333,249    118,710,271
 JOHN E. MURRAY, JR.  2,721,558,092    118,487,428

* The following Trustees of the Trust continued their terms as Trustees of the Trust: John F. Donahue, William J. Copeland, Glen R. Johnson, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Wesley W. Posvar, Marjorie P. Smuts.

PORTFOLIO OF INVESTMENTS

VIRGINIA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 VIRGINIA--87.8%
 $          3,500,000 Alexandria, VA Redevelopment and Housing Authority, Series     $    3,500,000
                      1996B Weekly VRDNs (Buckingham Village Apartments)/(First
                      Union National Bank, Charlotte, N.C. LOC)
            2,200,000 Amelia County, VA IDA, (Series 1991) Weekly VRDNs (Chambers         2,200,000
                      Waste System)/ (Morgan Guaranty Trust Co., New York LOC)
           11,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities           11,000,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
            1,000,000 Charles County, VA IDA, Solid Waste Disposal Facility Revenue       1,000,000
                      Bonds (Series 1996) Weekly VRDNs (Chambers Development of
                      Virginia, Inc. Project)/(Morgan Guaranty Trust Co., New York
                      LOC)
            1,650,000 Charlottesville, VA IDA, IDR Refunding Bonds, 3.90% TOBs            1,650,000
                      (Safeway, Inc.)/(Bankers Trust Co., New York LOC) 6/1/1998
            2,900,000 Chesapeake, VA IDA, (Series 1986) Weekly VRDNs (Volvo AB)/          2,900,000
                      (Union Bank of Switzerland, Zurich LOC)
            5,000,000 Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs (Sumitomo       5,000,000
                      Machinery Corp. of America Corp.)/(Sumitomo Bank Ltd., Osaka
                      LOC)
            4,100,000 Chesterfield County, VA IDA, 3.50% CP (Virginia Electric            4,100,000
                      Power Co.), Mandatory Tender 7/15/1998
            1,800,000 Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold,              1,800,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
              679,000 Dinwiddie County, VA IDA, IDRB (Series 1989) Weekly VRDNs             679,000
                      (Tindall Concrete VA, Inc.)/ (First Union National Bank,
                      Charlotte, NC LOC)
            5,298,975 (b)Equity Trust III, (1996 Series) Weekly VRDNs
                      (Bayerische 5,298,975 Hypotheken-Und Wechsel-Bank AG LOC)
            6,900,000 Fairfax County, VA IDA, (Series 1993B), 3.80% CP (Inova             6,900,000
                      Health System), Mandatory Tender 5/6/1998
            2,020,000 Fairfax County, VA, (Series A), 6.25% Bonds (United States          2,105,024
                      Treasury PRF), 4/1/1999 (@102)
            9,675,000 Falls Church, VA IDA, (Series 1985), 3.70% TOBs (Kaiser             9,675,000
                      Permanente Medical Care Program), Optional Tender 5/1/1998
              600,000 Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs         600,000
                      (Warrenton Development Co.)/(Nationsbank, N.A., Charlotte
                      LOC)
            7,113,000 Fluvanna County, VA IDA, (Series 1986) Weekly VRDNs                 7,113,000
                      (Thomasville Furniture Industries)/ (Union Bank of

                      Switzerland, Zurich LOC)
           11,500,000 Halifax, VA IDA, MMMs, PCR, 3.60% CP (Virginia Electric
                      Power 11,500,000 Co.), Mandatory Tender 9/11/1998
            3,000,000 Halifax, VA IDA, MMMs, PCR, 3.90% CP (Virginia Electric
                      Power 3,000,000 Co.), Mandatory Tender 5/15/1998

VIRGINIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 VIRGINIA--CONTINUED
 $          1,500,000 Hampton, VA Redevelopment & Housing Authority, (Series 1998)   $    1,500,000
                      Weekly VRDNs (Township Apartments)/(Amsouth Bank N.A.,
                      Birmingham LOC)
            1,000,000 Hampton, VA, 7.625% Bonds, 1/15/1999                                1,027,667
            1,700,000 Hanover County, VA IDA Weekly VRDNs (Fiber-Lam, Inc.                1,700,000
                      Project)/(Nationsbank, N.A., Charlotte LOC)
            3,250,000 Loudoun County, VA, (Series 1998), 4.15% TOBs (Signature            3,250,000
                      Flight Support Corp.)/ (Bayerische Landesbank Girozentrale
                      LOC), Optional Tender 6/1/1998
            3,200,000 Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden               3,200,000
                      Manufacturing Corp.)/ (Columbus Bank and Trust Co., GA LOC)
            3,000,000 Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land           3,000,000
                      Holdings, L.L.C.)/ (Columbus Bank and Trust Co., GA LOC)
            7,500,000 Metropolitan Washington, DC Airports Authority, 3.60% CP            7,500,000
                      (Nationsbank, N.A., Charlotte LOC), Mandatory Tender
                      5/21/1998
            7,500,000 Metropolitan Washington, DC Airports Authority, 3.80% CP            7,500,000
                      (Nationsbank, N.A., Charlotte LOC), Mandatory Tender
                      9/24/1998
            1,740,000 Newport News, VA, 5.90% Bonds, 1/1/1999 1,765,986
            5,000,000 Norfolk, VA IDA, 3.60% CP (Sentara Health Systems
            Obligation 5,000,000
                      Group), Mandatory Tender 8/20/1998
            1,285,000 Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh          1,285,000
                      Real Estate Ltd. Partnership Mar-Bal Inc. Project)/(Bank One,
                      Ohio, N.A. LOC)
              945,000 Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S.          945,000
                      Bank, N.A., Minneapolis LOC)
              780,000 Richmond, VA IDA, Industrial Development Revenue Refunding            780,000
                      Bonds (Series 1987-B), 3.65% TOBs (Crow-Klein-MacFarlane
                      Project)/(First Union National Bank of Virginia LOC),
                      Optional Tender 5/15/1998
            2,500,000 Richmond, VA Redevelopment & Housing Authority, (Series B-10)       2,500,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            1,500,000 Richmond, VA Redevelopment & Housing Authority, (Series B-3)        1,500,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            1,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-9)        1,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            2,900,000 South Hill, VA IDA, (Series 1997) Weekly VRDNs (International       2,900,000
                      Veneer Co., Inc.)/ (Bank One, Indianapolis, N.A. LOC)
            2,500,000 Staunton, VA IDA, (Series 1997) Weekly VRDNs (Diebold,              2,500,000
                      Inc.)/(Bank One, Ohio, N.A. LOC)
            2,225,000 Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville        2,225,000
                      Properties Bluefield)/ (Huntington National Bank, Columbus,
                      OH LOC)
            2,030,000 Virginia Beach, VA IDA, (Series 1993) Weekly VRDNs (Ocean           2,030,000
                      Ranch Motel Corp.)/ (Nationsbank, N.A., Charlotte LOC)

VIRGINIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 VIRGINIA--CONTINUED
 $          7,835,000 Virginia Peninsula Port Authority, Coal Terminal Revenue       $    7,835,000
                      Refunding Bonds (Series 1987A), 3.65% CP (Dominion Terminal
                      Associates)/(National Westminster Bank, PLC, London LOC),
                      Mandatory Tender 5/27/1998
            6,000,000 Virginia Peninsula Port Authority, Coal Terminal Revenue            6,000,000
                      Refunding Bonds (Series 1987A), 3.90% CP (Dominion Terminal
                      Associates)/(National Westminster Bank, PLC, London LOC),
                      Mandatory Tender 5/21/1998
            9,450,000 Virginia Peninsula Port Authority, Facility Revenue Refunding       9,450,000
                      Bonds (Series 1992), 3.60% CP (CSX Corp.)/(Bank of Nova
                      Scotia, Toronto LOC), Mandatory Tender 5/28/1998
            3,150,000 Virginia Peninsula Port Authority, Facility Revenue Refunding       3,150,000
                      Bonds (Series 1992), 3.65% CP (CSX Corp.)/(Bank of Nova
                      Scotia, Toronto LOC), Mandatory Tender 7/10/1998
            4,920,000 (b)Virginia Port Authority, MERLOTs (Series 1997M) Weekly           4,920,000
                      VRDNs (MBIA, INS)/ (Corestates Bank N.A., Philadelphia, PA
                      LIQ)
            4,700,000 Virginia Small Business Financing Authority Weekly VRDNs            4,700,000
                      (Moses Lake Industries)/ (KeyBank, N.A. LOC)
            2,500,000 Virginia State Housing Development Authority, (Series G-1),         2,507,168
                      5.70% TOBs, Mandatory Tender 7/1/1998
            4,000,000 Virginia State Public School Authority, (Series B), 5.00%           4,011,637
                      Bonds, 8/1/1998
            1,000,000 Virginia State Public School Authority, (Series C), 5.00%           1,002,938
                      Bonds, 8/1/1998
            5,420,000 Virginia State Public School Authority, (Series I), 4.25%           5,428,325
                      Bonds, 8/1/1998
            1,507,000 Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
                      1,507,000 Williamsburg Foundation Museum)/(Nationsbank,
                      N.A., Charlotte LOC)
            1,575,000 Winchester, VA IDA, (Series 1995) Weekly VRDNs (Midwesco            1,575,000
                      Filter Resources, Inc. Project)/ (Harris Trust & Savings
                      Bank, Chicago LOC)
            5,000,000 York County, VA IDA, (Series 1985), 3.50% CP (Virginia              5,000,000
                      Electric Power Co.), Mandatory Tender 7/15/1998
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                     190,216,720
 GUAM--2.3%
            4,855,000 (b)Guam Power Authority, MERLOTs (Revenue Bonds, Series F)          4,855,000
                      Weekly VRDNs (AMBAC INS)/(Corestates Bank N.A., Philadelphia,
                      PA LIQ)
 PUERTO RICO--9.5%
            5,000,000 (b)Commonwealth of Puerto Rico, (Series 1992A) P-Floats             5,000,000
                      PT-140, 3.65% TOBs (FSA INS)/ (Commerzbank AG, Frankfurt
                      LIQ), Mandatory Tender 1/14/1999
            5,000,000 Government Development Bank for Puerto Rico (GDB), 3.45% CP,        5,000,000
                      Mandatory Tender 7/9/1998
            3,000,000 (b)Puerto Rico Electric Power Authority, MERLOTs (Series            3,000,000
                      1997S) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ)

VIRGINIA MUNICIPAL CASH TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PUERTO RICO--CONTINUED
 $          2,000,000 Puerto Rico Industrial, Medical & Environmental PCA, (1983     $    2,002,275
                      Series A), 4.00% TOBs (Merck & Co., Inc.), Optional Tender
                      12/1/1998
            3,500,000 Puerto Rico Industrial, Medical & Environmental PCA,
                      (Series 3,500,000 1983A), 3.80% TOBs (Reynolds Metals
                      Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender
                      9/1/1998
            2,065,000 Puerto Rico Municipal Finance Agency, Revenue Bonds, Series B,      2,067,118
                      4.50% Bonds, 7/1/1998
                      TOTAL                                                              20,569,393
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $ 215,641,113

Securities that are subject to Alternative Minimum Tax represent 48.5% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 1997, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier Second Tier

100.00% 0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At April 30, 1998, these securities amounted to $23,073,975 which represents 10.7% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($216,594,115) at April 30, 1998.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation CP --Commercial Paper FSA --Financial Security Assurance IDA --Industrial Development Authority IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance MERLOTs --Municipal Exempt Receipts Liquidity Optional Tender Series MMMs --Money Market Municipals PCA --Pollution Control Authority PCR --Pollution Control Revenue PLC --Public Limited Company PRF --Prerefunded TOBs --Tender Option Bonds VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

VIRGINIA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                        $  215,641,113
 Cash                                                                                        73,566
 Income receivable                                                                        1,527,755
 Prepaid expenses                                                                             5,783
   Total assets                                                                         217,248,217
 LIABILITIES:
 Income distribution payable                                              $ 618,487
 Accrued expenses                                                            35,615
   Total liabilities                                                                        654,102
 Net Assets for 216,594,115 shares outstanding                                       $  216,594,115
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $38,184,727 / 38,184,727 shares outstanding                                                  $1.00
 INSTITUTIONAL SERVICE SHARES:
 $178,409,388 / 178,409,388 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

VIRGINIA MUNICIPAL CASH TRUST

SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 4,680,815
 EXPENSES:
 Investment advisory fee                                                   $   498,641
 Administrative personnel and services fee                                      94,013
 Custodian fees                                                                  7,510
 Transfer and dividend disbursing agent fees and expenses                       65,308
 Directors'/Trustees' fees                                                         930
 Auditing fees                                                                   6,491
 Legal fees                                                                      3,951
 Portfolio accounting fees                                                      39,074
 Shareholder services fee--Institutional Shares                                 49,670
 Shareholder services fee--Institutional Service Shares                        261,980
 Share registration costs                                                       15,885
 Printing and postage                                                           10,005
 Insurance premiums                                                              2,854
 Miscellaneous                                                                   7,964
   Total expenses                                                            1,064,276
 Waivers --
   Waiver of investment advisory fee                         $ (136,307)
   Waiver of shareholder services fee--Institutional Shares     (49,670)
   Waiver of shareholder services fee--Institutional Service   (104,792)
 Shares
     Total waivers                                                           (290,769)
       Net expenses                                                                         773,507
         Net investment income                                                          $ 3,907,308

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

VIRGINIA MUNICIPAL CASH TRUST

                                   SIX MONTHS
                                      ENDED
                                                                  (UNAUDITED)       YEAR ENDED
                                                                   APRIL 30,        OCTOBER 31,
                                                                     1998               1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS
 Net investment income                                           $    3,907,308   $       6,903,033
 DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income
   Institutional Shares                                                (651,824)           (732,930)
   Institutional Service Shares                                      (3,255,484)         (6,170,103)
     Change in net assets resulting from distributions to            (3,907,308)         (6,903,033)
 shareholders
 SHARE TRANSACTIONS
 Proceeds from sale of shares                                       676,321,918       1,311,030,791
 Net asset value of shares issued to shareholders in payment          2,360,669           4,912,775
 of distributions declared
 Cost of shares redeemed                                           (685,308,711)     (1,296,599,777)
   Change in net assets resulting from share transactions            (6,626,124)         19,343,789
     Change in net assets                                            (6,626,124)         19,343,789
 NET ASSETS:
 Beginning of period                                                223,220,239         203,876,450
 End of period                                                   $  216,594,115   $     223,220,239

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           SIX MONTHS
                                             ENDED
                                           (UNAUDITED)
                                            APRIL 30,               YEAR ENDED OCTOBER 31,
                                              1998       1997     1996      1995      1994     1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00     $ 1.00    $ 1.00   $ 1.00     $ 1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.02       0.03      0.03     0.04       0.03    0.003
LESS DISTRIBUTIONS
  Distributions from net investment income     (0.02)     (0.03)    (0.03)   (0.04)     (0.03)  (0.003)
NET ASSET VALUE, END OF PERIOD                $ 1.00     $ 1.00    $ 1.00   $ 1.00     $ 1.00   $ 1.00
TOTAL RETURN(B)                                 1.63%      3.31%     3.24%    3.56%      2.57%    0.35%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                      0.50%*     0.49%     0.49%    0.49%      0.33%    0.09%*
  Net investment income                         3.28%*     3.26%     3.19%    3.50%      2.56%    2.68%*
  Expense waiver/reimbursement(c)               0.36%*     0.36%     0.40%    0.42%      0.37%    1.04%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $38,185    $24,382   $26,302   $22,642   $20,360   $7,210


* Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.




(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                              ENDED
                                            (UNAUDITED)
                                             APRIL 30,                YEAR ENDED OCTOBER 31,
                                               1998        1997      1996      1995      1994     1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.02     0.03      0.03      0.03      0.02    0.003
 LESS DISTRIBUTIONS
   Distributions from net investment income        (0.02)   (0.03)    (0.03)    (0.03)    (0.02)  (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                   1.55%     3.17%     3.14%     3.46%     2.44%    0.34%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                        0.64%*    0.63      0.59%     0.59%     0.40%    0.19%*
   Net investment income                           3.11%*    3.12%     3.10%     3.38%     2.42%    2.67%*
   Expense waiver/reimbursement(c)                 0.21%*    0.23%     0.30%     0.32%     0.37%    1.04%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)     $178,409  $198,838  $177,575  $127,083  $100,084  $45,648

* Computed on an annualized basis.

(a) Reflects operations for the period from September 16, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPAL CASH TRUST

APRIL 30, 1998 (UNAUDITED)

ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at April 30, 1998, is as follows:

 SECURITY                                                  ACQUISITION DATE  ACQUISITION COST
 Commonwealth of Puerto Rico, (Series 1992A)                   1/22/1998       $5,000,000
 Equity Trust III (1996 Series)                                11/1/1996        5,298,975
 Guam Power Authority, MERLOTs (Revenue Bonds, Series F)       10/1/1997        4,855,000
 Puerto Rico Electric Power Authority, MERLOTs (Series 1997S)   1/1/1998        3,000,000
 Virginia Port Authority, MERLOTs (Series 1997M)                7/1/1997        4,920,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares At April 30, 1998, capital paid-in aggregated $216,594,115.

Transactions in shares were as follows:

                                                                       SIX MONTHS
                                                                         ENDED           YEAR ENDED
 INSTITUTIONAL SHARES                                                APRIL 30, 1998   OCTOBER 31, 1997
 Shares sold                                                             98,620,392        75,151,387
 Shares issued to shareholders in payment of                                107,262            13,520
 distributions declared
 Shares redeemed                                                        (84,925,137)      (77,084,630)
   Net change resulting from Institutional Share transactions            13,802,517       (1,919,723)

                                   SIX MONTHS
                                ENDED YEAR ENDED
 INSTITUTIONAL SERVICE SHARES                                        APRIL 30, 1998   OCTOBER 31, 1997
 Shares sold                                                            577,701,526     1,235,879,404
 Shares issued to shareholders in payment of                              2,253,407         4,899,255
 distributions declared
 Shares redeemed                                                       (600,383,574)   (1,219,515,147)
   Net change resulting from Institutional Service                      (20,428,641)       21,263,512
 Share transactions
     Net change resulting from share transactions                        (6,626,124)       19,343,789

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $33,493 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended April 30, 1998, the Fund expensed $5,582 of organizational expenses.

INTERFUND TRANSACTIONS

During the period ended April 30, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $187,655,000 and $266,110,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1998, 66.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.7% of total investments.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Glen R. Johnson

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer,
and Secretary

Richard B. Fisher
Vice President

Anthony R. Bosch
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.Virginia Municipal Cash Trust

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Federated Investors

Virginia Municipal Cash Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com
Cusip 314229816
Cusip 314229824
G00133-01 (6/98)

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